This is filed pursuant to Rule 497(c).
File Nos. 33-34001 and 811-06068.

For more information about the Portfolios, the following documents are avail-able upon request:

 .Annual/Semi-Annual Reports to Shareholders
The Portfolios' annual and semi-annual reports to shareholders contain addi-tional information on the Portfolios' investments.

 .Statement of Additional Information (SAI)
The Portfolios have an SAI, which contains more detailed information about the Portfolios, including their operations and investment policies. The Portfo-lios' SAI is incorporated by reference into (and is legally part of) this pro-spectus.

You may request a free copy of a current annual/semi-annual report or the SAI, or make inquires concerning the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:
     c/o Alliance Fund Services, Inc.
     P.O. Box 1520, Secaucus, New Jersey 07096

By phone:
     For Information and Literature: (800) 237-5822

Or you may view or obtain these documents from the SEC:

In person:
     at the SEC's Public Reference Room in
     Washington, D.C.

By phone:
     (800) SEC-0330 (for information only)

By mail:
     Public Reference Section
     Securities and Exchange Commission
     Washington, DC 20549-6009
     (duplicating fee required)

On the Internet: www.sec.gov

You also may find more information about Alliance on the Internet at: www.Alliancecapital.com.

 Table of Contents

 ---------------------
  RISK/RETURN SUMMARY.....................................................   2
   Performance and Bar Chart Information..................................   2
  FEES AND EXPENSES OF THE PORTFOLIOS.....................................   4
  OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND
  RISKS...................................................................   4
   Investment Objectives and Strategies...................................   4
   Prime Portfolio........................................................   4
   Government Portfolio...................................................   5
   Tax-Free Portfolio.....................................................   5
   Treasury Portfolio.....................................................   6
   Risk Considerations....................................................   6
  MANAGEMENT OF THE PORTFOLIOS............................................   8
  PURCHASE AND SALE OF SHARES.............................................   8
   How The Portfolios Value Their Shares..................................   8
   How To Buy Shares......................................................   8
   How To Sell Shares.....................................................   9
   Other..................................................................   9
  DIVIDENDS, DISTRIBUTIONS AND TAXES......................................  10
  GENERAL INFORMATION.....................................................  10
  FINANCIAL HIGHLIGHTS....................................................  10

                                                              File No. 811-6068

 Alliance
 Institutional Reserves

 .Prime Portfolio
 .Government Portfolio
 .Tax-Free Portfolio
 .Treasury Portfolio




 Prospectus
 Class A Shares
 September 1, 1999



 The Securities and Exchange
 Commission has not approved or
 disapproved these securities or
 passed upon the adequacy of
 this prospectus. Any
 representation to the contrary
 is a criminal offense.

   Alliance Institutional Reserves, Inc. consists of five distinct Portfolios. This prospectus describes the Class A shares of four of the Portfolios--the Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Treasury Portfo-lio. The Portfolios' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.
                              RISK/RETURN SUMMARY

   The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a de-tailed description of the risks of an investment in each Portfolio, after this summary.

   Objectives: The investment objectives of each Portfolio are--in the follow-ing order of priority--safety of principal, excellent liquidity and maximum current income (exempt from Federal income taxes to the extent described below in the case of the Tax-Free Portfolio) to the extent consistent with the first two objectives.

   Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality, U.S. dol-lar-denominated money market securities.

   The Portfolios invest primarily in the following money market securities:

   .Prime Portfolio Obligations of the U.S. Government, its agencies or in-strumentalities, obligations of certain banks and savings and loan associa-tions, asset-backed securities and high-quality securities of corporate is-suers (including adjustable rate securities).

   .Government Portfolio Obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements.

   .Tax-Free Portfolio High-quality state and municipal government tax-exempt debt obligations.

   .Treasury Portfolio Obligations of the U.S. Treasury, such as bills, notes and bonds and repurchase agreements.

   Principal Risks: The principal risks of investing in each Portfolio are:

   .Interest Rate Risk This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt secu-rities.

   .Credit Risk This is the risk that the issuer or guarantor of a debt secu-rity will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obliga-tions. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

   In addition, a principal risk of investing in the Tax-Free Portfolio is:

   .Municipal Market Risk This is the risk that special factors, such as po-litical and legislative changes and local business and economic developments, may adversely affect the yield or value of the Portfolio's investments.

   Another important thing for you to note:

   An investment in the Portfolios is not a deposit in a bank and is not in-sured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

   For each Portfolio, the performance table shows the Portfolio's average an-nual total returns and the bar chart shows the Portfolio's annual total re-turns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

   .the Portfolio's average annual total returns for one and five years and the life of the Portfolio; and

   .changes in the Portfolio's performance from year to year over the life of the Portfolio.

   A Portfolio's past performance does not necessarily indicate how it will perform in the future.

   You may obtain current seven-day yield information for any Portfolio by calling (800) 237-5822.

Prime Portfolio

                               PERFORMANCE TABLE

         1     5     Since
      Year Years Inception*
---------------------------
     5.54% 5.37%     5.18%
---------------------------

* Inception date: 8/30/90.





                                  [BAR CHART]

                                  89      N/A
                                  90      N/A
                                  91      6.29%
                                  92      3.98%
                                  93      3.24%
                                  94      4.29%
                                  95      5.97%
                                  96      5.42%
                                  97      5.62%
                                  98      5.54%

   During the period shown in the bar chart, the highest return for a quarter was 1.69% (quarter ending March 31, 1991) and the lowest return for a quarter was .78% (quarter ending June 30, 1993).


Government Portfolio

                               PERFORMANCE TABLE

         1     5     Since
      Year Years Inception**
----------------------------
     5.42% 5.26%     4.79%
----------------------------




                                  [BAR CHART]

                                  89      N/A
                                  90      N/A
                                  91      N/A
                                  92      3.82%
                                  93      3.16%
                                  94      4.22%
                                  95      5.85%
                                  96      5.31%
                                  97      5.51%
                                  98      5.42%

   During the period shown in the bar chart, the highest return for a quarter was 1.46% (quarter ending June 30, 1995) and the lowest return for a quarter was .77% (quarter ending September 30, 1993).



Tax-Free Portfolio

                               PERFORMANCE TABLE

                5     Since
     1 Year Years Inception**
-----------------------------
     3.47%  3.48%     3.41%
-----------------------------

** Inception date: 7/22/91.

                                  [BAR CHART]

                                  89      N/A
                                  90      N/A
                                  91      N/A
                                  92      3.37%
                                  93      2.45%
                                  94      2.83%
                                  95      3.87%
                                  96      3.55%
                                  97      3.68%
                                  98      3.47%


   During the period shown in the bar chart, the highest return for a quarter was .98% (quarter ending June 30, 1995) and the lowest return for a quarter was .56% (quarter ending March 31, 1994).


Treasury Portfolio

   There is no performance table or bar chart for the Treasury Portfolio be-cause it has not completed a full calendar year of operations.

                      FEES AND EXPENSES OF THE PORTFOLIOS


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Transaction Expenses (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                              ANNUAL PORTFOLIO OPERATING
                                                       EXPENSES
                                          ------------------------------------
                                          Prime   Government Tax-Free Treasury
                                          -----   ---------- -------- --------
   Management Fees.......................  .20%       .20%      .20%     .20%
   Other Expenses........................  .04%       .09%      .08%    1.22%
                                          ----       ----      ----    -----
   Total Portfolio Operating Expenses....  .24%       .29%      .28%    1.42%
   Expense Reimbursement*................ (.04)%     (.09)%    (.08)%  (1.22)%
                                          ----       ----      ----    -----
   Net Expenses..........................  .20%       .20%      .20%     .20%

-----------
* Reflects Alliance's contractual reimbursement during the Portfolios' respective current fiscal years of a portion of each Portfolio's operating expenses so that each Portfolio's expense ratio does not exceed .20%.

EXAMPLES**

The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                              Prime Government Tax-Free Treasury
                                              ----- ---------- -------- --------
  1 Year..................................... $ 20     $ 20      $ 20    $   20
  3 Years.................................... $ 73     $ 84      $ 82    $  329
  5 Years.................................... $131     $154      $149    $  660
  10 Years................................... $302     $359      $348    $1,596

-----------
** These examples assume that Alliance's agreement to bear a portion of each Portfolio's operating expenses is not extended beyond its initial period of one year.

   OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS


   This section of the prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Portfolios.

   Please note:

   .Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolios' Statement of Additional Information or SAI.

   .There can be no assurance that any Portfolio will achieve its investment objectives.

Investment Objectives and Strategies

As money market funds, the Portfolios must meet the requirements of Security and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's invest-ments. Under that Rule, each Portfolio's investments must each have a remain-ing maturity of no more than 397 days and the Portfolio must maintain an aver-age weighted maturity that does not exceed 90 days.

Prime Portfolio

   The Prime Portfolio's investments may include:

   .marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

   .certificates of deposit, bankers' acceptances, and interest-bearing sav-ings deposits that are issued or guaranteed by (i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation, or
(ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of at least $1 billion (rated or determined by Alliance to be of comparable quality);

   .high-quality commercial paper (or if not rated, commercial paper deter-mined by Alliance to be of comparable quality) issued by U.S. or foreign com-panies and participation interests in loans made to companies that issue such commercial paper;

   .adjustable rate obligations;

   .asset-backed securities;

   .restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

   .repurchase agreements that are fully collateralized.

   The Portfolio does not invest 25% or more of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obliga-tions, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks.

Government Portfolio

   The Government Portfolio's investments may include:

   .marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

   .adjustable rate obligations; and

   .repurchase agreements that are fully collateralized.

   The Government Portfolio may commit up to 15% of its net assets to the pur-chase of when-issued U.S. Government securities.

   As an operating policy, which may be changed without shareholder approval, the Portfolio seeks to invest in securities that are legal investments for Federal credit unions.

Tax-Free Portfolio

   The Tax-Free Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities. The Portfolio's income may be subject to state or local income taxes.

   The Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the Federal alternative minimum tax.

   Municipal Securities. The Tax-Free Portfolio's investments in municipal se-curities include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of var-ious seasonal revenues, bond anticipation notes, and tax-exempt commercial pa-per. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

   The Tax-Free Portfolio may invest in adjustable rate obligations whose in-terest rates are adjusted either at predesignated periodic intervals or when-ever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may in-clude participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total as-sets of more than $1 billion.

   The Tax-Free Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's or Standard & Poor's or judged by Alliance to be of comparable quality.

   The quality and liquidity of the Tax-Free Portfolio's investments in munic-ipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. The Portfolio con-tinuously monitors the credit quality of third parties; however, changes in the credit quality of these financial institutions could cause the Portfolio's investments backed by that institution to lose value and affect the Portfo-lio's share price.

   The Tax-Free Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but the Portfolio does not expect its in-vestment in stand-by commitments to comprise a significant portion of its in-vestments. The Portfolio may commit up to 15% of its net assets to the pur-chase of when-issued securities.

   Taxable Investments. The Tax-Free Portfolio may invest in taxable instru-ments including obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial pa-per, and repurchase agreements.

Treasury Portfolio

   The Treasury Portfolio's investments may include:

   .issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds;

   .adjustable rate obligations; and

   .repurchase agreements that are fully collateralized.

   The Treasury Portfolio may commit up to 15% of its net assets to the pur-chase of when-issued U.S. Treasury securities.

   As an operating policy, which may be changed without shareholder approval, the Portfolio (i) attempts to invest in securities that comply with require-ments of New Jersey law in order to be an eligible investment for boards of education and other local governmental units in New Jersey, and (ii) does not invest in securities maintained under the U.S. Treasury STRIPS program or in repurchase agreements involving these types of securities.

Risk Considerations

   The Portfolios' principal risks are interest rate risk and credit risk. Be-cause the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios in-vest in securities with short maturities and seek to maintain a stable net as-set value of $1.00 per share, it is possible, though unlikely, that an in-crease in interest rates would change the value of your investment.

   Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

   The Portfolios may invest up to 10% of their net assets in illiquid securi-ties. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securi-ties also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

   The Portfolios' investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and au-diting standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect a Portfolio's investments.

   The Portfolios also are subject to management risk because they are ac-tively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

   The Tax-Free Portfolio faces municipal market risk. This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's invest-ments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securi-ties with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

   Year 2000: Many computer systems and applications that process transactions use two-digit date fields for the year of the transaction, rather than the full four digits. If these systems are not modified or replaced, transactions occurring after 1999 could be processed as year "1900," which could result in processing inaccuracies and inoperability at or after the year 2000. The Port-folios and their major service providers, including Alliance, utilize a number of computer systems and applications that have been either developed inter-nally or licensed from third-party suppliers. In addition, the Portfolios and their major service providers, including Alliance, are dependent on third-party sup-pliers for certain systems applications and for electronic receipt of informa-tion critical to their business. Should any of the computer systems employed by the Portfolios or their major service providers, including Alliance, fail to process Year 2000 related information properly, that could have a signifi-cant negative impact on the Portfolios' operations and the services that are provided to the Portfolios' shareholders. To the extent that the operations of issuers of securities held by the Portfolios are impaired by the Year 2000 problem, the value of the Portfolios' shares may be materially affected. In addition, for the Portfolios' investments in foreign markets, it is possible that foreign companies and markets will not be as prepared for Year 2000 as domestic companies and markets.

   The Year 2000 issue is a high priority for the Portfolios and Alliance. During 1997, Alliance began a formal Year 2000 initiative which established a structured and coordinated process to deal with the Year 2000 issue. As part of its initiative, Alliance established a Year 2000 project office to manage the Year 2000 initiative, focusing on both information technology and non-in-formation technology systems. The Year 2000 project office meets periodically with the audit committee of the board of directors of Alliance Capital Manage-ment Corporation, Alliance's general partner, and with Alliance's executive management to review the status of the Year 2000 efforts. Alliance has also retained the services of a number of consulting firms which have expertise in advising and assisting with regard to Year 2000 issues. Alliance reports that by June 30, 1998 it had completed its inventory and assessment of its domestic and international computer systems and applications, identified mission criti-cal systems (those systems where loss of their function would result in imme-diate stoppage or significant impairment to core business units) and nonmission critical systems and determined which of these systems were not Year 2000 compliant. All third-party suppliers of mission critical computer systems and nonmission critical systems and applications have been contacted to verify whether their systems and applications will be Year 2000 compliant and their responses are being evaluated. Substantially all of those contacted have responded and approximately 90% have informed Alliance that their systems and applications are or will be Year 2000 compliant. All mission and nonmission critical systems supplied by third parties have been tested with the exception of those third parties not able to comply with Alliance's test-ing schedule. Alliance reports that it expects that all testing will be com-pleted before the end of 1999.

   Alliance has remediated, replaced or retired all of its non-compliant mis-sion critical systems and applications that can affect the Portfolios. All nonmission critical systems have been remediated. After each system has been remediated, it is tested with 19XX dates to determine if it still performs its intended business function correctly. Next, each system undergoes a simulation test using dates occurring after December 31, 1999. Inclusive of the replace-ment and retirement of some of its systems, Alliance has completed these test-ing phases for 98% of mission critical systems and 100% of nonmission critical systems. Integrated systems tests were conducted to verify that the systems would continue to work together. Full integration testing of all mission crit-ical and nonmission critical systems is complete. Testing of interfaces with third-party suppliers has begun and will continue throughout 1999. Alliance reports that it has completed an inventory of its facilities and related tech-nology applications and has begun to evaluate and test these systems. Alliance reports that it anticipates that these systems will be fully operable in the year 2000. Alliance has deferred certain other planned information technology projects until after the Year 2000 initiative is completed. Such delay is not expected to have a material adverse effect on Alliance's financial condition or results of operations. Alliance, with the assistance of a consulting firm, is developing Year 2000 specific contingency plans with emphasis on mission critical functions. These plans seek to provide alternative methods of processing in the event of a failure that is outside Alliance's control.

   The estimated current cost to Alliance of the Year 2000 initiative ranges from approximately $40 million to $45 million. These costs consist principally of modification and testing and costs to develop formal Year 2000 specific contingency plans. These costs, which will generally be expensed as incurred, will be funded from Alliance's operations and the issuance of debt. Through June 30, 1999, Alliance had incurred approximately $36.0 million of costs re-lated to the Year 2000 initiative. At this time, management of Alliance be-lieves that the costs associated with resolving the Year 2000 issue will not have a material adverse effect on Alliance's results of operations, liquidity or capital resources.

   There are many risks associated with Year 2000 issues, including the risks that the computer systems and applications used by the Portfolios and their major service providers will not operate as intended and that the systems and applications of third-party suppliers to the Portfolios and their service providers will not be Year 2000 compliant. Likewise there can be no assurance the compliance schedules outlined above will be met or that the actual cost in-curred will not exceed current cost estimates. Should the significant computer systems and applications used by the Portfolios or their major service provid-ers, or the systems of their important third-party suppliers, be unable to process date-sensitive information accurately after 1999, the Portfolios and their service providers may be unable to conduct their normal business opera-tions and to provide shareholders with required services. In addition, the Portfolios and their service providers may incur unanticipated expenses, regu-latory actions and legal liabilities. The Portfolios and Alliance cannot de-termine which risks, if any, are most reasonably likely to occur or the ef-fects of any particular failure to be Year 2000 compliant. Certain statements provided by Alliance in this section entitled "Year 2000", as such statements relate to Alliance, are "forward-looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. To the fullest extent per-mitted by law, the foregoing Year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of the Year 2000 Information and Readiness Dis-closure Act, 15 U.S.C. Sec. 1 (1998).
                         MANAGEMENT OF THE PORTFOLIOS

   The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of June 30, 1999 totaling more than $321 billion (of which more than $140 billion represented assets of investment companies). As of June 30, 1999, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 32 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 54 reg-istered investment companies, managed by Alliance, comprising 120 separate in-vestment portfolios, currently have more than 4.5 million shareholder ac-counts.

   Alliance provides investment advisory services and order placement facili-ties for the Portfolios. For these advisory services, each Portfolio paid Al-liance, for the fiscal year ended April 30, 1999, as a percentage of average daily net assets, .20%.

   Alliance may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios, to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class A shares of the Portfolios, including paying for the preparation, print-ing, and distribution of prospectuses and sales literature or other promo-tional activities. Financial intermediaries may receive different compensation for selling the Portfolios' Class A shares and Class B and Class C shares, which are not offered in this prospectus.
                          PURCHASE AND SALE OF SHARES


How the Portfolios Value Their Shares

   Each of the Portfolios' net asset value or NAV is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calcu-lated at 12:00 noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed) except for the Tax-Free Portfolio, which is calculated at 12:00 noon, Eastern time.

   To calculate NAV, the Portfolios' assets are valued and totaled, liabili-ties subtracted and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, re-gardless of the impact of fluctuating interest rates on the market value of the investment.

How To Buy Shares

   .Initial Investment

   You may purchase a Portfolio's shares directly from Alliance Fund Services, Inc., ("AFS"), by calling (800) 237-5822 and following the procedures below.

   --After you give AFS the following information, AFS will provide you with an account number:

   a) the name of the account;

   b) the address of the account; and

   c) the taxpayer identification number.

   --After you receive an account number you may purchase the Portfolio's shares by instructing your bank to wire Federal funds to AFS exactly as fol-lows:

   ABA 0110 0002 8
   State Street Bank and Trust Company
   Boston, MA 02101
   Alliance Institutional Reserves, Inc.--Prime, Government, Tax-Free or Treasury Portfolio
   DDA 9903-279-9
   Your account name
   Your account number

   --Mail a completed Application Form to:

   Alliance Fund Services, Inc.
   P.O. Box 1520
   Secaucus, New Jersey 07096-1520

   The minimum investment amount is $1,000,000 in the aggregate among the Portfolios. There is no minimum for subsequent investments. The Portfolios re-serve the right to vary the minimum investment amounts.

   .Application Form

   --To obtain an Application Form, please telephone AFS toll-free at (800) 237-5822. You also may obtain information about the Form, purchasing shares, or other Fund procedures by calling this number.

   --If you decide to change instructions or any other information already given on your Application Form, send a written notice to AFS at the address above with your signature guaranteed. Signatures must be guaranteed by an in-stitution that is an "eligible guarantor" as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934. This would include such institutions as banks and brokerage firms.

   .Subsequent Investments

   You may purchase additional shares in a Portfolio by calling AFS at the number set forth above and:

   --Instructing your bank to wire Federal funds to AFS under the same proce-dures as described above for initial purchases; or

   --Mailing your check or negotiable bank draft payable to Alliance Institu-tional Reserves, Inc.--Prime, Government, Tax-Free or Treasury Portfolio at the address set forth above.

   If you invest by a check drawn on a member of the Federal Reserve System, the check will be converted to Federal funds in one business day following re-ceipt and then invested in the Portfolio. If you invest by a check drawn on a bank that is not a member of the Federal Reserve System, the check may take longer to be converted and invested. All payments must be in U.S. dollars.

How To Sell Shares

   You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting AFS at (800) 237-5822. A redemption must include your account name as registered with the Portfolios and the account number. If AFS receives your telephone redemption order by 4:00 p.m., Eastern time, for the Prime, Government and Treasury Portfolios and prior to 12:00 Noon, Eastern time, for the Tax-Free Portfolio, AFS will send the proceeds in Federal funds by wire to your designated bank account that day. If you recently purchased shares by check, you cannot redeem your investment until AFS is reasonably satisfied the check has cleared (which may take up to 15 days).

Other

   Each Portfolio, except the Tax-Free Portfolio, has two transaction times each Portfolio business day, 12:00 Noon and 4:00p.m., Eastern time. The Tax-Free Portfolio has one transaction time each Portfolio business day, 12:00 Noon, Eastern time. Investments receive the full dividend for a day if the in-vestor's telephone order is received by AFS by 4:00 p.m., Eastern time, for the Prime, Government or Treasury Portfolio and Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. For the Tax-Free Portfolio, investments receive the full dividend for a day if the in-vestor's telephone order is received by AFS by 12:00 Noon, Eastern time, and Federal funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day.

   Redemption proceeds are normally wired the same business day if a redemp-tion request is received by AFS prior to 4:00 p.m., Eastern time, for the Prime, Government and Treasury Portfolios and 12:00 Noon, Eastern Time, for the Tax-Free Portfolio, but in no event later than seven days, unless redemp-tions have been suspended or postponed due to the determination of an "emer-gency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

   A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial representative or other financial in-termediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Port-folios.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

   The Portfolios' net income is calculated and paid daily as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Portfolios expect that their distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income tax purposes, the Portfolios' dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any capital gains distributions may be taxable to you as capital gains. The Portfolios' distributions also may be subject to certain state and local taxes.

   Distributions of tax-exempt interest income earned by the Tax-Free Portfo-lio are not subject to Federal income tax (other than the alternative minimum tax as described above), but may be subject to state or local income taxes. Any exempt interest dividends derived from interest on municipal securities subject to the alternative minimum tax will be a tax preference item for pur-poses of the Federal individual and corporate alternative minimum tax.

   Each year shortly after December 31, the Portfolios will send you tax in-formation stating the amount and type of all of its distributions for the year.
                              GENERAL INFORMATION

   The Portfolios reserve the right to close an account that through redemp-tion is, in the aggregate among Portfolios, less than $500,000. The Portfolios will send shareholders 60 days' written notice to increase the account value before the Portfolios close the account.

   During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instruc-tions to AFS. AFS is not responsible for the authenticity of telephone re-quests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses re-sulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

                             FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand a Portfo-lio's financial performance for the past five years (or, if shorter, the pe-riod of the Portfolio's operations). Certain information reflects financial information for a single Portfolio share. The total return in the table repre-sents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming investment of all dividends and distributions). The information has been audited by McGladrey & Pullen, LLP, the Portfolios' inde-pendent auditors, whose report, along with the Portfolios' financial state-ments, appears in the SAI, which is available upon request.

                                                 PRIME PORTFOLIO
                                        --------------------------------------
                                               Year Ended April 30
                                        --------------------------------------
                                         1999    1998    1997    1996    1995
                                        ------  ------  ------  ------  ------
Net asset value, beginning of period..   $1.00   $1.00   $1.00   $1.00   $1.00
                                        ------  ------  ------  ------  ------
Income From Investment Operations
Net investment income (a).............   .0518   .0552   .0530   .0560   .0502
Net gains or losses on securities.....   .0000   .0000   .0000   .0000   .0000
                                        ------  ------  ------  ------  ------
Total from investment operations......   .0518   .0552   .0530   .0560   .0502
                                        ------  ------  ------  ------  ------
Less: Distributions
Dividends.............................  (.0518) (.0552) (.0530) (.0560) (.0502)
Distributions.........................   .0000   .0000   .0000   .0000   .0000
                                        ------  ------  ------  ------  ------
Total distributions...................  (.0518) (.0552) (.0530) (.0560) (.0502)
                                        ------  ------  ------  ------  ------
Net asset value, end of period........   $1.00   $1.00   $1.00   $1.00   $1.00
                                        ======  ======  ======  ======  ======
Total Return
Total investment return based on net
 asset value (b)......................    5.31%   5.68%   5.44%   5.76%   5.15%
Ratios/supplemental Data
Net assets, end of period (in
 millions)............................  $1,671  $1,765    $867    $493    $198
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements......................     .20%    .20%    .20%    .20%    .20%
 Expenses, before waivers and
  reimbursements......................     .24%    .24%    .29%    .32%    .36%
 Net investment income (a)............    5.16%   5.52%   5.31%   5.54%   5.24%
-------------------------------------------------------------------------------

(a) Net of expenses reimbursed or waived by Alliance.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

                                            GOVERNMENT PORTFOLIO
                                     --------------------------------------
                                            Year Ended April 30
                                     --------------------------------------
                                      1999    1998    1997    1996    1995
                                     ------  ------  ------  ------  ------
Net asset value, beginning of
 period............................  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                     ------  ------  ------  ------  ------
Income from Investment Operations
Net investment income (a)..........   .0505   .0543   .0519   .0552   .0493
Net gains or losses on securities..   .0000   .0000   .0000   .0000   .0000
                                     ------  ------  ------  ------  ------
Total from investment operations...   .0505   .0543   .0519   .0552   .0493
                                     ------  ------  ------  ------  ------
Less: Distributions
Dividends..........................  (.0505) (.0543) (.0519) (.0552) (.0493)
Distributions......................   .0000   .0000   .0000   .0000   .0000
                                     ------  ------  ------  ------  ------
Total distributions................  (.0505) (.0543) (.0519) (.0552) (.0493)
                                     ------  ------  ------  ------  ------
Net asset value, end of period.....  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                     ======  ======  ======  ======  ======
Total Return
Total investment return based on
 net asset value (b)...............    5.18%   5.58%   5.33%   5.67%   5.06%
Ratios/Supplemental Data
Net assets, end of period (in
 millions).........................    $394    $275    $327    $151    $104
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements...................     .20%    .20%    .20%    .20%    .20%
 Expenses, before waivers and
  reimbursements...................     .29%    .28%    .35%    .36%    .38%
 Net investment income (a).........    5.01%   5.43%   5.22%   5.50%   4.94%
-------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by Alliance.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

                                             TAX-FREE PORTFOLIO
                                     --------------------------------------
                                            Year Ended April 30
                                     --------------------------------------
                                      1999    1998    1997    1996    1995
                                     ------  ------  ------  ------  ------
Net asset value, beginning of
 period............................  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                     ------  ------  ------  ------  ------
Income from Investment Operations
Net investment income (a)..........   .0321   .0363   .0347   .0372   .0326
Net unrealized loss on
 investments.......................   .0000   .0000   .0000   .0000  (.0048)
Net gains or losses on securities..   .0000   .0000   .0000   .0000   .0000
                                     ------  ------  ------  ------  ------
Total from investment operations...   .0321   .0363   .0347   .0372   .0278
                                     ------  ------  ------  ------  ------
Less: Distributions
Dividends..........................  (.0321) (.0363) (.0347) (.0372) (.0326)
Distributions......................   .0000   .0000   .0000   .0000   .0000
                                     ------  ------  ------  ------  ------
Total distributions................  (.0321) (.0363) (.0347) (.0372) (.0326)
                                     ------  ------  ------  ------  ------
Add: Capital Contribution
Capital contributed by the
 Adviser...........................   .0000   .0000   .0000   .0000   .0048
                                     ------  ------  ------  ------  ------
Net asset value, end of period.....  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                     ======  ======  ======  ======  ======
Total Return
Total investment return based on
 net asset value (b)...............    3.26%   3.70%   3.53%   3.79%   3.31%(c)
Ratios/Supplemental Data
Net assets, end of period (in
 millions).........................    $256    $294    $183    $184     $36
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements...................     .20%    .20%    .20%    .20%    .20%
 Expenses, before waivers and
  reimbursements...................     .28%    .28%    .33%    .48%    .76%
 Net investment income (a).........    3.22%   3.61%   3.46%   3.73%   3.31%

--------------------------------------------------------------------------------

(a) Net of expenses reimbursed or waived by Alliance.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.

                                                              TREASURY PORTFOLIO
                                                              ------------------
                                                               June 29, 1998(a)
                                                                      to
                                                                April 30, 1999
                                                              ------------------
Net asset value, beginning of period.........................      $  1.00
                                                                   -------
Income from Investment Operations
Net investment income (b)....................................        .0401
Net gains or losses on securities............................        .0000
                                                                   -------
Total from investment operations.............................        .0401
Less: Distributions
Dividends....................................................       (.0401)
Distributions................................................        .0000
                                                                   -------
Total distributions..........................................       (.0401)
                                                                   -------
Net asset value, end of period...............................      $  1.00
                                                                   =======
Total Return
Total investment return based on net asset value (c).........         4.09%
Ratios/Supplemental Data
Net assets, end of period (in millions)......................           $4
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements (d).............          .20%
 Expenses, before waivers and reimbursements (d).............         1.42%
 Net investment income (b)(d)................................         4.82%
--------------------------------------------------------------------------------

(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by Alliance.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(d) Annualized.

This is filed pursuant to Rule 497(c).
File Nos. 33-34001 and 811-06068.

For more information about the Portfolios, the following documents are avail-able upon request:

 .Annual/Semi-Annual Reports to Shareholders
The Portfolios' annual and semi-annual reports to shareholders contain addi-tional information on the Portfolios' investments.

 .Statement of Additional Information (SAI)
The Portfolios have an SAI, which contains more detailed information about the Portfolios, including their operations and investment policies. The Portfo-lios' SAI is incorporated by reference into (and is legally part of) this pro-spectus.

You may request a free copy of a current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

            c/o Alliance Fund Services, Inc.
By mail:    P.O. Box 1520, Secaucus, NJ 07096

By phone:   For Information and Literature:
            (800) 237-5822

Or you may view or obtain these documents from the SEC:

In person:  at the SEC's Public Reference Room in
            Washington, D.C.

By phone:   (800) SEC-0330 (for information only)

By mail:    Public Reference Section
            Securities and Exchange Commission
            Washington, DC 20549-6009
            (duplicating fee required)

On the Internet:
            www.sec.gov

You also may find more information about Alliance on the Internet at: www.Alliancecapital.com.

 Table of Contents
 -------------

  RISK/RETURN SUMMARY.....................................................   2
   Performance and Bar Chart Information..................................   2
  FEES AND EXPENSES OF THE PORTFOLIOS.....................................   4
  OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND
  RISKS...................................................................   4
   Investment Objectives and Strategies...................................   4
   Prime Portfolio........................................................   5
   Government Portfolio...................................................   5
   Tax-Free Portfolio.....................................................   5
   Treasury Portfolio.....................................................   6
   Risk Considerations....................................................   6
  MANAGEMENT OF THE PORTFOLIOS............................................   8
  PURCHASE AND SALE OF SHARES.............................................   9
   How The Portfolios Value Their Shares..................................   9
   How To Buy Shares......................................................   9
   How To Sell Shares.....................................................   9
   Other..................................................................   9
  DIVIDENDS, DISTRIBUTIONS AND TAXES......................................  10
  DISTRIBUTION ARRANGEMENTS...............................................  10
  GENERAL INFORMATION.....................................................  10
  FINANCIAL HIGHLIGHTS....................................................  11

                                                              File No. 811-6068

 Alliance
 Institutional
 Reserves

 .Prime Portfolio
 .Government Portfolio
 .Tax-Free Portfolio
 .Treasury Portfolio



 Prospectus
 Class B Shares
 September 1, 1999


 The Securities and Exchange
 Commission has not approved or
 disapproved these securities or
 passed upon the adequacy of
 this prospectus. Any
 representation to the contrary
 is a criminal offense.

   Alliance Institutional Reserves, Inc. consists of five distinct Portfolios. This prospectus describes the Class B shares of four of the Portfolios--the Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Treasury Portfo-lio. The Portfolios' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

                              RISK/RETURN SUMMARY


   The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a de-tailed description of the risks of an investment in each Portfolio, after this summary.

   Objectives: The investment objectives of each Portfolio are--in the follow-ing order of priority--safety of principal, excellent liquidity and maximum current income (exempt from Federal income taxes to the extent described below in the case of the Tax-Free Portfolio) to the extent consistent with the first two objectives.

   Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality, U.S. dol-lar-denominated money market securities.

   The Portfolios invest primarily in the following money market securities:

   .Prime Portfolio Obligations of the U.S. Government, its agencies or in-strumentalities, obligations of certain banks and savings and loan associa-tions, asset-backed securities and high-quality securities of corporate is-suers (including adjustable rate securities).

   .Government Portfolio Obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements.

   .Tax-Free Portfolio High-quality state and municipal government tax-exempt debt obligations.

   .Treasury Portfolio Obligations of the U.S. Treasury, such as bills, notes and bonds and repurchase agreements.

   Principal Risks: The principal risks of investing in each Portfolio are:

   .Interest Rate Risk This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt secu-rities.

   .Credit Risk This is the risk that the issuer or guarantor of a debt secu-rity will be unable or unwilling to make timely interest or principal pay-ments, or to otherwise honor its obligations. The degree of risk for a partic-ular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

   In addition, a principal risk of investing in the Tax-Free Portfolio is:

   .Municipal Market Risk This is the risk that special factors, such as po-litical and legislative changes and local business and economic developments, may adversely affect the yield or value of the Portfolio's investments.

                   Another important thing for you to note:

   An investment in the Portfolios is not a deposit in a bank and is not in-sured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

   For each Portfolio, the performance table shows the Portfolio's average an-nual total returns and the bar chart shows the Portfolio's annual total re-turns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

   .the Portfolio's average annual total returns for one and five years and the life of the Portfolio; and

   .changes in the Portfolio's performance from year to year over the life of the Portfolio.

   A Portfolio's past performance does not necessarily indicate how it will perform in the future.

   You may obtain current seven-day yield information for any Portfolio by calling (800) 237-5822 or your financial intermediary.

   The information in the tables and bar charts is for the Portfolios' Class A shares, which, although not offered in this prospectus, have returns that are substantially similar to the Portfolios' Class B shares because the classes invest in the same portfolios of securities. The returns of the classes differ only to the extent that the classes do not have the same expenses.
Prime Portfolio

                               PERFORMANCE TABLE

                        Since
     1 Year 5 Years Inception*
------------------------------
      5.54%   5.37%     5.18%
------------------------------

* Inception date: 8/20/90.

                                  [BAR CHART]

                                  89      N/A
                                  90      N/A
                                  91      6.29%
                                  92      3.98%
                                  93      3.24%
                                  94      4.29%
                                  95      5.97%
                                  96      5.42%
                                  97      5.62%
                                  98      5.54%

   During the period shown in the bar chart, the highest return for a quarter was 1.69% (quarter ending March 31, 1991) and the lowest return for a quarter was .78% (quarter ending June 30, 1993).


Government Portfolio

                               PERFORMANCE TABLE

                        Since
     1 Year 5 Years Inception**
-------------------------------
      5.42%   5.26%     4.79%
-------------------------------


                                  [BAR CHART]

                                  89      N/A
                                  90      N/A
                                  91      N/A
                                  92      3.82%
                                  93      3.16%
                                  94      4.22%
                                  95      5.85%
                                  96      5.31%
                                  97      5.51%
                                  98      5.42%

   During the period shown in the bar chart, the highest return for a quarter was 1.46% (quarter ending June 30, 1995) and the lowest return for a quarter was .77% (quarter ending September 30, 1993).


Tax-Free Portfolio

                               PERFORMANCE TABLE

                        Since
     1 Year 5 Years Inception**
-------------------------------
      3.47%   3.48%     3.41%
-------------------------------

** Inception date: 7/22/91.

                                  [BAR CHART]

                                  89      N/A
                                  90      N/A
                                  91      N/A
                                  92      3.37%
                                  93      2.45%
                                  94      2.83%
                                  95      3.87%
                                  96      3.55%
                                  97      3.68%
                                  98      3.47%

   During the period shown in the bar chart, the highest return for a quarter was .98% (quarter ending June 30, 1995) and the lowest return for a quarter was .56% (quarter ending March 31, 1994).

Treasury Portfolio

   There is no performance table or bar chart for the Treasury Portfolio be-cause it has not completed a full calendar year of operations.


                     [PRIME PORTFOLIO CHART APPEARS HERE]

   During the period shown in the bar chart, the highest return for a quarter was 1.69% (quarter ending March 31, 1991) and the lowest return for a quarter was .78% (quarter ending June 30, 1993).

                   [GOVERNMENT PORTFOLIO CHART APPEARS HERE]

   During the period shown in the bar chart, the highest return for a quarter was 1.46% (quarter ending June 30, 1995) and the lowest return for a quarter was .77% (quarter ending September 30, 1993).

                    [TAX-FREE PORTFOLIO CHART APPEARS HERE]

   During the period shown in the bar chart, the highest return for a quarter was .98% (quarter ending June 30, 1995) and the lowest return for a quarter was .56% (quarter ending March 31, 1994).

                      FEES AND EXPENSES OF THE PORTFOLIOS


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Transaction Expenses (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                               ANNUAL PORTFOLIO OPERATING
                                                        EXPENSES
                                           Prime   Government Tax-Free Treasury
                                           -----   ---------- -------- --------
  Management Fees.........................  .20%       .20%      .20%     .20%
  12b-1 Fees..............................  .10%       .10%      .10%     .10%
  Other Expenses..........................  .06%       .11%      .12%     .78%
                                           ----       ----      ----     ----
  Total Portfolio Operating Expenses......  .36%       .41%      .42%    1.08%
  Expense Reimbursement*.................. (.06)%     (.11)%    (.12)%   (.78)%
                                           ----       ----      ----     ----
  Net Expenses............................  .30%       .30%      .30%     .30%

-----------
* Reflects Alliance's contractual reimbursement during the Portfolios' respective current fiscal years of a portion of each Portfolio's operating expenses so that each Portfolio's expense ratio does not exceed .30%.

EXAMPLES **

The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                              Prime Government Tax-Free Treasury
                                              ----- ---------- -------- --------
  1 Year..................................... $ 31     $ 31      $ 31    $   31
  3 Years.................................... $110     $121      $123    $  266
  5 Years.................................... $196     $219      $224    $  520
  10 Years................................... $450     $507      $518    $1,247

-----------
** These examples assume that Alliance's agreement to bear a portion of each Portfolio's operating expenses is not extended beyond its initial period of one year.

   OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES AND RISKS


   This section of the prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Portfolios.

   Please note:

   .Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolios' Statement of Additional Information or SAI.

   .There can be no assurance that any Portfolio will achieve its investment objectives.

Investment Objectives and Strategies

As money market funds, the Portfolios must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's invest-ments. Under that Rule, each Portfo-lio's investments must each have a remaining maturity of no more than 397 days and the Portfolio must maintain an average weighted maturity that does not ex-ceed 90 days.

Prime Portfolio

   The Prime Portfolio's investments may include:

   .marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

   .certificates of deposit, bankers' acceptances, and interest bearing sav-ings deposits that are issued or guaranteed by (i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation or
(ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of at least $1 billion (rated or determined by Alliance to be of comparable quality);

   .high-quality commercial paper (or if not rated, commercial paper deter-mined by Alliance to be of comparable quality) issued by U.S. or foreign com-panies and participation interests in loans made to companies that issue such commercial paper;

   .adjustable rate obligations;

   .asset-backed securities;

   .restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

   .repurchase agreements that are fully collateralized.

   The Portfolio does not invest 25% or more of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obliga-tions, including certificates of deposit, bankers' acceptances and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks.

Government Portfolio

   The Government Portfolio's investments may include:

   .marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

   .adjustable rate obligations; and

   .repurchase agreements that are fully collateralized.

   The Government Portfolio may commit up to 15% of its net assets to the pur-chase of when-issued U.S. Government securities.

   As an operating policy, which may be changed without shareholder approval, the Portfolio seeks to invest in securities that are legal investments for Federal credit unions.

Tax-Free Portfolio

   The Tax-Free Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities. The Portfolio's income may be subject to state or local income taxes.

   The Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the Federal alternative minimum tax.

   Municipal Securities. The Tax-Free Portfolio's investments in municipal se-curities include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of var-ious seasonal revenues, bond anticipation notes, and tax-exempt commercial pa-per. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

   The Tax-Free Portfolio may invest in adjustable rate obligations whose in-terest rates are adjusted either at predesignated periodic intervals or when-ever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may in-clude participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corpo-ration member banks having total assets of more than $1 billion.

   The Tax-Free Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's or Standard & Poor's or judged by Alliance to be of comparable quality.

   The quality and liquidity of the Tax-Free Portfolio's investments in munic-ipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. The Portfolio con-tinuously monitors the credit quality of third parties; however, changes in the credit quality of these financial institutions could cause the Portfolio's investments backed by that institution to lose value and affect the Portfo-lio's share price.

   The Tax-Free Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but the Portfolio does not expect its in-vestment in stand-by commitments to comprise a significant portion of its in-vestments. The Portfolio may commit up to 15% of its net assets to the pur-chase of when-issued securities.

   Taxable Investments. The Tax-Free Portfolio may invest in taxable instru-ments including obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial pa-per, and repurchase agreements.

Treasury Portfolio

   The Treasury Portfolio's investments may include:

   .issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds;

   .adjustable rate obligations; and

   .repurchase agreements that are fully collateralized.

   The Treasury Portfolio may commit up to 15% of its net assets to the pur-chase of when-issued U.S. Treasury securities.

   As an operating policy, which may be changed without shareholder approval, the Portfolio (i) attempts to invest in securities that comply with require-ments of New Jersey law in order to be an eligible investment for boards of education and other local governmental units in New Jersey, and (ii) does not invest in securities maintained under the U.S. Treasury STRIPS program or in repurchase agreements involving these types of securities.

Risk Considerations

   The Portfolios' principal risks are interest rate risk and credit risk. Be-cause the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios in-vest in securities with short maturities and seek to maintain a stable net as-set value of $1.00 per share, it is possible, though unlikely, that an in-crease in interest rates would change the value of your investment.

   Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

   The Portfolios may invest up to 10% of their net assets in illiquid securi-ties. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securi-ties also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

   The Portfolios' investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and au-diting standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect a Portfolio's investments.

   The Portfolios also are subject to management risk because they are ac-tively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

   The Tax-Free Portfolio faces municipal market risk. This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's invest-ments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securi-ties with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

   Year 2000: Many computer systems and applications that process transactions use two-digit date fields for the year of a transaction, rather than the full four digits. If these systems are not modified or replaced, transactions oc-curring after 1999 could be processed as year "1900," which could result in processing inaccuracies and inoperability at or after the year 2000. The Port-folios and their major service providers, including Alliance, utilize a number of computer systems and applications that have been either developed inter-nally or licensed from third-party suppliers. In addition, the Portfolios and their major service providers, including Alliance, are dependent on third-party suppliers for certain systems applications and for electronic receipt of information critical to their business. Should any of the computer systems em-ployed by the Portfolios or their major service providers, including Alliance, fail to process Year 2000 related information properly, that could have a sig-nificant negative impact on the Portfolios' operations and the services that are provided to the Portfolios' shareholders. To the extent that the opera-tions of issuers of securities held by the Portfolios are impaired by the Year 2000 problem, the value of the Portfolios' shares may be materially affected. In addition, for the Portfolios' investments in foreign markets, it is possi-ble that foreign companies and markets will not be as prepared for Year 2000 as domestic companies and markets.

   The Year 2000 issue is a high priority for the Portfolios and Alliance. During 1997, Alliance began a formal Year 2000 initiative which established a structured and coordinated process to deal with the Year 2000 issue. As part of its initiative, Alliance established a Year 2000 project office to manage the Year 2000 initiative, focusing on both information technology and non-in-formation technology systems. The Year 2000 project office meets periodically with the audit committee of the board of directors of Alliance Capital Manage-ment Corporation, Alliance's general partner, and with Alliance's executive management to review the status of the Year 2000 efforts. Alliance has also retained the services of a number of consulting firms which have expertise in advising and assisting with regard to Year 2000 issues. Alliance reports that by June 30, 1998 it had completed its inventory and assessment of its domestic and international computer systems and applications, identified mission criti-cal systems (those systems where loss of their function would result in imme-diate stoppage or significant impairment to core business units) and nonmission critical systems and determined which of these systems were not Year 2000 compliant. All third-party suppliers of mission critical computer systems and applications and nonmission critical systems have been contacted to verify whether their systems and applications will be Year 2000 compliant and their responses are being evaluated. Substantially all of those contacted have responded and approximately 90% have informed Alliance that their systems and applications are or will be Year 2000 compliant. All mission and nonmission critical systems supplied by third parties have been tested with the exception of those third parties not able to comply with Alliance's test-ing schedule. Alliance reports that it expects that all testing will be com-pleted before the end of 1999.

   Alliance has remediated, replaced or retired all of its non-compliant mis-sion critical systems and applications that can affect the Portfolios. All nonmission critical systems have been remediated. After each system has been remediated, it is tested with 19XX dates to determine if it still performs its intended business function correctly. Next, each system undergoes a simulation test using dates occurring after December 31, 1999. Inclusive of the replace-ment and retirement of some of its systems, Alliance has completed these test-ing phases for approximately 98% of mission critical systems and 100% of nonmission critical systems. Integrated systems tests were conducted to verify that the systems would continue to work togeth-er. Full integration testing of all mission critical and nonmission critical systems is complete. Testing of interfaces with third-party suppliers has be-gun and will continue throughout 1999. Alliance reports that it has completed an inventory of its facilities and related technology applications and has be-gun to evaluate and test these systems. Alliance reports that it anticipates that these systems will be fully operable in the year 2000. Alliance has de-ferred certain other planned information technology projects until after the Year 2000 initiative is completed. Such delay is not expected to have a mate-rial adverse effect on Alliance's financial condition or results of opera-tions. Alliance, with the assistance of a consulting firm, is developing Year 2000 specific contingency plans with emphasis on mission critical functions. These plans seek to provide alternative methods of processing in the event of a failure that is outside Alliance's control.

   The estimated current cost to Alliance of the Year 2000 initiative ranges from approximately $40 million to $45 million. These costs consist principally of modification and testing and costs to develop formal Year 2000 specific contingency plans. These costs, which will generally be expensed as incurred, will be funded from Alliance's operations and the issuance of debt. Through June 30, 1999, Alliance had incurred approximately $36.0 million of costs re-lated to the Year 2000 initiative. At this time, management of Alliance be-lieves that the costs associated with resolving the Year 2000 issue will not have a material adverse effect on Alliance's results of operations, liquidity or capital resources.

   There are many risks associated with Year 2000 issues, including the risks that the computer systems and applications used by the Portfolios and their major service providers will not operate as intended and that the systems and applications of third-party suppliers to the Portfolios and their service providers will not be Year 2000 compliant. Likewise there can be no assurance the compliance schedules outlined above will be met or that the actual cost incurred will not exceed current cost estimates. Should the significant com-puter systems and applications used by the Portfolios or their major service providers, or the systems of their important third-party suppliers, be unable to process date-sensitive information accurately after 1999, the Portfolios and their service providers may be unable to conduct their normal business op-erations and to provide shareholders with required services. In addition, the Portfolios and their service providers may incur unanticipated expenses, regu-latory actions and legal liabilities. The Portfolios and Alliance cannot de-termine which risks, if any, are most reasonably likely to occur or the ef-fects of any particular failure to be Year 2000 compliant. Certain statements provided by Alliance in this section entitled "Year 2000", as such statements relate to Alliance, are "forward-looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. To the fullest extent per-mitted by law, the foregoing Year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of the Year 2000 Information and Readiness Dis-closure Act, 15 U.S.C. Sec. 1 (1998).
                         MANAGEMENT OF THE PORTFOLIOS


   The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of June 30, 1999 totaling more than $321 billion (of which more than $140 billion represented assets of investment companies). As of June 30, 1999, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 32 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 54 reg-istered investment companies managed by Alliance, comprising 120 separate in-vestment portfolios, currently have more than 4.5 million shareholder ac-counts.

   Alliance provides investment advisory services and order placement facili-ties for the Portfolios. For these advisory services, each Portfolio paid Al-liance, for the fiscal year ended April 30, 1999, as a percentage of average daily net assets, .20%.

   Alliance may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class B shares of the Portfolios, including paying for the preparation, print-ing, and distribution of prospectuses and sales literature or other promo-tional activities.

                          PURCHASE AND SALE OF SHARES


How The Portfolios Value Their Shares

   Each of the Portfolios' net asset value or NAV is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calcu-lated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed) except for the Tax-Free Portfolio, which is calculated at 12:00 Noon, Eastern time.

   To calculate NAV, the Portfolios' assets are valued and totaled, liabili-ties subtracted and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, re-gardless of the impact of fluctuating interest rates on the market value of the investment.

How To Buy Shares

   .Initial Investment

   You may purchase Class B shares through your financial intermediary by in-structing the intermediary to invest in one or more of the Portfolios.

   The minimum investment amount is $1,000,000 in the aggregate among the Portfolios. There is no minimum for subsequent investments. The Portfolios re-serve the right to vary the minimum amounts.

   .Subsequent Investments

  By Check:

   Mail or deliver your check or negotiable draft payable to your financial intermediary, who will deposit it into the Portfolio(s). Please designate the appropriate Portfolio and indicate your brokerage account number, if applica-ble, on the check or draft.

  By Sweep:

   Your financial intermediary may offer an automatic "sweep" for the Portfo-lio in the operation of brokerage cash accounts for its customers. Contact your financial intermediary to determine if a sweep is available and what the sweep requirements are.

   If you invest by a check drawn on a member of the Federal Reserve System, the check will be converted to Federal funds in one business day following re-ceipt and then invested in the Portfolio. If you invest by a check drawn on a bank that is not a member of the Federal Reserve System, the check may take longer to be converted and invested. All payments must be in U.S. dollars.

How To Sell Shares

   You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting your financial intermediary. If your redemption re-quest is received by Alliance Fund Services, Inc. ("AFS") prior to 4:00 p.m., Eastern time, for the Prime, Government and Treasury Portfolios and prior to 12:00 Noon, Eastern time, for the Tax-Free Portfolio, your redemption proceeds normally will be wired the same business day. If you recently purchased shares by check, you cannot redeem your investment until the Portfolio is reasonably satisfied the check has cleared (which may take up to 15 days).

   If your financial intermediary offers an automatic sweep arrangement, you also may redeem your shares by sweep. The sweep will automatically transfer from your Portfolio account sufficient amounts to cover security purchases in your brokerage account.

Other

   Each Portfolio, except the Tax-Free Portfolio, has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. The Tax-Free Portfolio has one transaction time each Portfolio business day, 12:00 Noon, Eastern time. Investments receive the full dividend for a day if the in-vestor's telephone order is received by AFS by 4:00 p.m., Eastern time, for the Prime, Government or Treasury Portfolio and Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. For the Tax-Free Portfolio, investments receive the full dividend for a day if the in-vestor's telephone order is received by AFS by 12:00 Noon, Eastern time, and Federal funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day.

   Redemption proceeds are normally wired the same business day if a redemp-tion request is received by AFS prior to 4:00 p.m., Eastern time, for the Prime, Government and Treasury Portfolios and 12:00 Noon, Eastern Time, for the Tax-Free Portfolio, but in no event later than seven days, unless redemp-tions have been suspended or postponed due to the determination of an "emer-gency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

   A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial representative or other financial in-termediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Port-folios.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES


   The Portfolios' net income is calculated and paid daily as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Portfolios expect that their distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income tax purposes, the Portfolios' dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any capital gains distributions may be taxable to you as capital gains. The Portfolios' distributions also may be subject to certain state and local taxes.

   Distributions of tax-exempt interest income earned by the Tax-Free Portfo-lio are not subject to Federal income tax (other than the alternative minimum tax as described above), but may be subject to state or local income taxes. Any exempt interest dividends derived from interest on municipal securities subject to the alternative minimum tax will be a tax preference item for pur-poses of the Federal individual and corporate alternative minimum tax.

   Each year shortly after December 31, the Portfolios will send you tax in-formation stating the amount and type of all of its distributions for the year.

                           DISTRIBUTION ARRANGEMENTS


   The Fund has adopted a plan under SEC Rule 12b-1 that allows the Portfolios to pay asset-based sales charges or distribution and service fees in connec-tion with the distribution of each Portfolio's Class B shares. The amount of these fees for the Portfolios' Class B shares is .10% as a percentage of ag-gregate average daily net assets. Because these fees are paid out of the Port-folios' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Financial intermediaries may receive different compensation for selling the Portfolios' Class B shares and Class A and Class C shares, which are not offered in this prospectus.
                              GENERAL INFORMATION

   The Portfolios reserve the right to close an account that through redemp-tion is, in the aggregate among Portfolios, less than $500,000. The Portfolios will send shareholders 60 days' written notice to increase the account value before the Portfolios close the account.

   During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instruc-tions to AFS. AFS is not responsible for the authenticity of telephone re-quests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses re-sulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

                             FINANCIAL HIGHLIGHTS


   The financial highlights table is intended to help you understand a Portfo-lio's financial performance for the period of its operations. Certain informa-tion reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming investment of all dividends and distributions). The information has been audited by McGladrey & Pullen, LLP, the Portfolios' independent auditors, whose report, along with the Port-folios' financial statements, appears in the SAI, which is available upon re-quest.

                                                            PRIME PORTFOLIO
                                                         ---------------------
                                                           August 14, 1998(a)
                                                                   to
                                                             April 30, 1999
                                                         ---------------------
Net asset value, beginning of period....................        $  1.00
                                                                -------
Income from Investment Operations
Net investment income (b)...............................          .0358
Net gains or losses on securities.......................          .0000
                                                                -------
Total from investment operations........................          .0358
                                                                -------
Less: Distributions
Dividends...............................................         (.0358)
Distributions...........................................          .0000
                                                                -------
Total distributions.....................................         (.0358)
                                                                -------
Net asset value, end of period..........................        $  1.00
                                                                =======
Total Return
Total investment return based on net asset value (c)....           3.65%
Ratios/Supplemental Data
Net assets, end of period (in millions).................           $536
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements (d)........            .30%
 Expenses, before waivers and reimbursements (d)........            .36%
 Net investment income (b) (d)..........................           4.82%
                                                          GOVERNMENT PORTFOLIO
                                                         ---------------------
                                                           August 7, 1998(a)
                                                                   to
                                                             April 30, 1999
                                                         ---------------------
Net asset value, beginning of period....................        $  1.00
                                                                -------
Income from Investment Operations
Net investment income (b)...............................          .0361
Net gains or losses on securities.......................          .0000
                                                                -------
Total from investment operations........................          .0361
                                                                -------
Less: Distributions
Dividends...............................................         (.0361)
Distributions...........................................          .0000
                                                                -------
Total distributions.....................................         (.0361)
                                                                -------
Net asset value, end of period..........................        $  1.00
                                                                =======
Total Return
Total investment return based on net asset value (c)....           3.68%
Ratios/Supplemental Data
Net assets, end of period (in millions).................           $136
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements (d)........            .30%
 Expenses, before waivers and reimbursements (d)........            .41%
 Net investment income (b) (d)..........................           4.73%

-------------------------------------------------------------------------------

(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by Alliance.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(d) Annualized.

                                                            TAX-FREE PORTFOLIO
                                                           --------------------
                                                            August 17, 1998(a)
                                                                    to
                                                              April 30, 1999
                                                           --------------------
Net asset value, beginning of period......................       $  1.00
                                                                 -------
Income from Investment Operations
Net investment income (b).................................         .0210
Net gains or losses on securities.........................         .0000
                                                                 -------
Total from investment operations..........................         .0210
                                                                 -------
Less: Distributions
Dividends.................................................        (.0210)
Distributions.............................................         .0000
                                                                 -------
Total distributions.......................................        (.0210)
                                                                 -------
Net asset value, end of period............................       $  1.00
                                                                 =======
Total Return
Total investment return based on net asset value (c)......          2.13%
Ratios/Supplemental Data
Net assets, end of period (in millions)...................          $193
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements (d)..........           .30%
 Expenses, before waivers and reimbursements (d)..........           .42%
 Net investment income (b) (d)............................          2.88%
                                                            TREASURY PORTFOLIO
                                                           --------------------
                                                           December 31, 1998(a)
                                                                    to
                                                              April 30, 1999
                                                           --------------------
Net asset value, beginning of period......................       $  1.00
                                                                 -------
Income from Investment Operations
Net investment income (b).................................         .0143
Net gains or losses on securities.........................         .0000
                                                                 -------
Total from investment operations..........................         .0143
                                                                 -------
Less: Distributions
Dividends.................................................        (.0143)
Distributions.............................................         .0000
                                                                 -------
Total distributions.......................................        (.0143)
                                                                 -------
Net asset value, end of period............................       $  1.00
                                                                 =======
Total Return
Total investment return based on net asset value (c)......          1.44%
Ratios/Supplemental Data
Net assets, end of period (in millions)...................           $15
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements (d)..........           .30%
 Expenses, before waivers and reimbursements (d)..........          1.08%
 Net investment income (b) (d)............................          4.42%

-------------------------------------------------------------------------------

(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by Alliance.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(d) Annualized.

This is filed pursuant to Rule 497(c).
File Nos. 33-34001 and 811-06068.

For more information about the Portfolios, the following documents are avail-able upon request:

 .Annual/Semi-Annual Reports to Shareholders
The Portfolios' annual and semi-annual reports to share- holders contain addi-tional information on the Portfolios' investments.

 .Statement of Additional Information (SAI)
The Portfolios have an SAI, which contains more detailed information about the Portfolios, including their operations and investment policies. The Portfo-lios' SAI is incorporated by reference into (and is legally part of) this pro-spectus.

You may request a free copy of a current annual/semi- annual report or the SAI, or make inquires concerning the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

            c/o Alliance Fund Services, Inc.
By mail:    P.O. Box 1520, Secaucus, NJ 07096

By phone:   For Information and Literature:
            (800) 237-5822

Or you may view or obtain these documents from the SEC:

In person:  at the SEC's Public Reference Room in
            Washington, D.C.

By phone:   (800) SEC-0330 (for information only)

By mail:    Public Reference Section
            Securities and Exchange Commission
            Washington, DC 20549-6009
            (duplicating fee required)

On the Internet:
            www.sec.gov

You also may find more information about Alliance on the Internet at: www.Alliancecapital.com.

 Table of Contents
 -------------

  RISK/RETURN SUMMARY.....................................................   2
   Performance and Bar Chart Information..................................   2
  FEES AND EXPENSES OF THE PORTFOLIOS.....................................   4
  OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND
  RISKS...................................................................   4
   Investment Objectives and Strategies...................................   4
   Prime Portfolio........................................................   5
   Government Portfolio...................................................   5
   Tax-Free Portfolio.....................................................   5
   Treasury Portfolio.....................................................   6
   Risk Considerations....................................................   6
  MANAGEMENT OF THE PORTFOLIOS............................................   8
  PURCHASE AND SALE OF SHARES.............................................   9
   How The Portfolios Value Their Shares..................................   9
   How To Buy Shares......................................................   9
   How To Sell Shares.....................................................   9
   Other..................................................................   9
  DIVIDENDS, DISTRIBUTIONS AND TAXES......................................  10
  DISTRIBUTION ARRANGEMENTS...............................................  10
  GENERAL INFORMATION.....................................................  10
  FINANCIAL HIGHLIGHTS....................................................  11

                                                              File No. 811-6068

 Alliance
 Institutional
 Reserves

 .Prime Portfolio
 .Government Portfolio
 .Tax-Free Portfolio
 .Treasury Portfolio




 Prospectus
 Class C Shares
 September 1, 1999


 The Securities and Exchange
 Commission has not approved or
 disapproved these securities or
 passed upon the adequacy of
 this prospectus. Any
 representation to the contrary
 is a criminal offense.

   Alliance Institutional Reserves, Inc. consists of five distinct Portfolios. This prospectus describes the Class C shares of four of the Portfolios--the Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Treasury Portfo-lio. The Portfolios' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

                              RISK/RETURN SUMMARY


   The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a de-tailed description of the risks of an investment in each Portfolio, after this summary.

   Objectives: The investment objectives of each Portfolio are--in the follow-ing order of priority--safety of principal, excellent liquidity and maximum current income (exempt from Federal income taxes to the extent described below in the case of the Tax-Free Portfolio) to the extent consistent with the first two objectives.

   Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality, U.S. dol-lar-denominated money market securities.

   The Portfolios invest primarily in the following money market securities:

   .Prime Portfolio Obligations of the U.S. Government, its agencies or in-strumentalities, obligations of certain banks and savings and loan associa-tions, asset-backed securities and high-quality securities of corporate is-suers (including adjustable rate securities).

   .Government Portfolio Obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements.

   .Tax-Free Portfolio High-quality state and municipal government tax-exempt debt obligations.

   .Treasury Portfolio Obligations of the U.S. Treasury, such as bills, notes and bonds and repurchase agreements.

   Principal Risks: The principal risks of investing in each Portfolio are:

   .Interest Rate Risk This is the risk that changes in interest rates will affect the yield or value of a Portfolio's investments in debt securities.

   .Credit Risk This is the risk that the issuer or guarantor of a debt secu-rity will be unable or unwilling to make timely interest or principal pay-ments, or to otherwise honor its obligations. The degree of risk for a partic-ular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

   In addition, a principal risk of investing in the Tax-Free Portfolio is:

   .Municipal Market Risk This is the risk that special factors, such as po-litical and legislative changes and local business and economic developments, may adversely affect the yield or value of the Portfolio's investments.

   Another important thing for you to note:

   An investment in the Portfolios is not a deposit in a bank and is not in-sured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

   For each Portfolio, the performance table shows the Portfolio's average an-nual total returns and the bar chart shows the Portfolio's annual total re-turns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

   .the Portfolio's average annual total returns for one and five years and the life of the Portfolio; and

   .changes in the Portfolio's performance from year to year over the life of the Portfolio.

   A Portfolio's past performance does not necessarily indicate how it will perform in the future.

   You may obtain current seven-day yield information for any Portfolio by calling (800) 237-5822 or your financial intermediary.

   The information in the tables and bar charts is for the Portfolios' Class A shares, which, although not offered in this prospectus, have returns that are substantially similar to the Portfolios' Class C shares because the classes invest in the same portfolios of securities. The returns of the classes differ only to the extent that the classes do not have the same expenses.
Prime Portfolio

                               PERFORMANCE TABLE

                        Since
     1 Year 5 Years Inception*
------------------------------
      5.54%   5.37%     5.18%
------------------------------

* Inception date: 8/20/90.
                                  [BAR CHART]

                               89          N/A
                               90          N/A
                               91         6.29%
                               92         3.98%
                               93         3.24%
                               94         4.29%
                               95         5.97%
                               96         5.42%
                               97         5.62%
                               98         5.54%


    During the period shown in the bar chart, the highest return for a quarter was 1.69% (quarter ending March 31, 1991) and the lowest return for a quarter was .78% (quarter ending June 30, 1993).



Government Portfolio

                               PERFORMANCE TABLE

                        Since
     1 Year 5 Years Inception**
-------------------------------
      5.42%   5.26%     4.79%
-------------------------------







                                  [BAR CHART]

                                 89       N/A
                                 90       N/A
                                 91       N/A
                                 92      3.82%
                                 93      3.16%
                                 94      4.22%
                                 95      5.85%
                                 96      5.31%
                                 97      5.51%
                                 98      5.42%


   During the period shown in the bar chart, the highest return for a quarter was 1.46% (quarter ending June 30, 1995) and the lowest return for a quarter was .77% (quarter ending September 30, 1993).



Tax-Free Portfolio

                               PERFORMANCE TABLE

                        Since
     1 Year 5 Years Inception**
-------------------------------
      3.47%   3.48%     3.41%
-------------------------------

** Inception date: 7/22/91.

                                  [BAR CHART]

                                  89     N/A
                                  90     N/A
                                  91     N/A
                                  92    3.37%
                                  93    2.45%
                                  94    2.83%
                                  95    3.87%
                                  96    3.55%
                                  97    3.68%
                                  98    3.47%

   During the period shown in the bar chart, the highest return for a quarter was .98% (quarter ending June 30, 1995) and the lowest return for a quarter was .56% (quarter ending March 31, 1994).


Treasury Portfolio

   There is no performance table or bar chart for the Treasury Portfolio be-cause it has not completed a full calendar year of operations.

                      FEES AND EXPENSES OF THE PORTFOLIOS


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Transaction Expenses (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                               ANNUAL PORTFOLIO OPERATING
                                                        EXPENSES
                                           Prime   Government Tax-Free Treasury
                                           -----   ---------- -------- --------
  Management Fees.........................  .20%       .20%      .20%     .20%
  12b-1 Fees..............................  .25%       .25%      .25%     .25%
  Other Expenses..........................  .06%       .11%      .12%     .54%
                                           ----       ----      ----     ----
  Total Portfolio Operating Expenses......  .51%       .56%      .57%     .99%
  Expense Reimbursement*.................. (.06)%     (.11)%    (.12)%   (.54)%
                                           ----       ----      ----     ----
  Net Expenses............................  .45%       .45%      .45%     .45%

-----------
* Reflects Alliance's contractual reimbursement during the Portfolios' respective current fiscal years of a portion of each Portfolio's operating expenses so that each Portfolio's expense ratio does not exceed .45%.

EXAMPLES**

The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                              Prime Government Tax-Free Treasury
                                              ----- ---------- -------- --------
  1 Year..................................... $ 46     $ 46      $ 46    $   46
  3 Years.................................... $158     $168      $171    $  261
  5 Years.................................... $279     $302      $306    $  494
  10 Years................................... $635     $691      $702    $1,164

-----------
** These examples assume that Alliance's agreement to bear a portion of each Portfolio's operating expenses is not extended beyond its initial period of one year.

   OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS


   This section of the prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Portfolios.

   Please note:

   .Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolios' Statement of Additional Information or SAI.

   .There can be no assurance that any Portfolio will achieve its investment objectives.

Investment Objectives and Strategies

   As money market funds, the Portfolios must meet the requirements of Securi-ties and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Under that Rule, each Portfolio's investments must each have a remaining maturity of no more than 397 days and the Portfolio must maintain an average weighted maturity that does not exceed 90 days.

Prime Portfolio

   The Prime Portfolio's investments may include:

   .marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

   .certificates of deposit, bankers' acceptances, and interest-bearing sav-ings deposits that are issued or guaranteed by (i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation or
(ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of at least $1 billion (rated or determined by Alliance to be of comparable quality);

   .high-quality commercial paper (or, if not rated, commercial paper deter-mined by Alliance to be of comparable quality) issued by U.S. or foreign com-panies and participation interests in loans made to companies that issue such commercial paper;

   .adjustable rate obligations;

   .asset-backed securities;

   .restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

   .repurchase agreements that are fully collateralized.

   The Portfolio does not invest 25% or more of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obliga-tions, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks.

Government Portfolio

   The Government Portfolio's investments may include:

   .marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

   .adjustable rate obligations; and

   .repurchase agreements that are fully collateralized.

   The Government Portfolio may commit up to 15% of its net assets to the pur-chase of when-issued U.S. Government securities.

   As an operating policy, which may be changed without shareholder approval, the Portfolio seeks to invest in securities that are legal investments for Federal credit unions.

Tax-Free Portfolio

   The Tax-Free Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities. The Portfolio's income may be subject to state or local income taxes.

   The Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the Federal alternative minimum tax.

   Municipal Securities. The Tax-Free Portfolio's investments in municipal se-curities include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of var-ious seasonal revenues, bond anticipation notes, and tax-exempt commercial pa-per. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

   The Tax-Free Portfolio may invest in adjustable rate obligations whose in-terest rates are adjusted either at predesignated periodic intervals or when-ever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may in-clude participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total as-sets of more than $1 billion.

   The Tax-Free Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's or Standard & Poor's or judged by Alliance to be of comparable quality.

   The quality and liquidity of the Tax-Free Portfolio's investments in munic-ipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. The Portfolio con-tinuously monitors the credit quality of third parties; however, changes in the credit quality of these financial institutions could cause the Portfolio's investments backed by that institution to lose value and affect the Portfo-lio's share price.

   The Tax-Free Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but the Portfolio does not expect its in-vestment in stand-by commitments to comprise a significant portion of its in-vestments. The Portfolio may commit up to 15% of its net assets to the pur-chase of when-issued securities.

   Taxable Investments. The Tax-Free Portfolio may invest in taxable instru-ments including obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial pa-per, and repurchase agreements.

Treasury Portfolio

   The Treasury Portfolio's investments may include:

   .issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds;

   .adjustable rate obligations; and

   .repurchase agreements that are fully collateralized.

   The Treasury Portfolio may commit up to 15% of its net assets to the pur-chase of when-issued U.S. Treasury securities.

   As an operating policy, which may be changed without shareholder approval, the Portfolio (i) attempts to invest in securities that comply with require-ments of New Jersey law in order to be an eligible investment for boards of education and other local government units in New Jersey, and (ii) does not invest in securities maintained under the U.S. Treasury STRIPS program or in repurchase agreements involving these types of securities.

Risk Considerations

   The Portfolios' principal risks are interest rate risk and credit risk. Be-cause the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios in-vest in securities with short maturities and seek to maintain a stable net as-set value of $1.00 per share, it is possible, though unlikely, that an in-crease in interest rates would change the value of your investment.

   Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

   The Portfolios may invest up to 10% of their net assets in illiquid securi-ties. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securi-ties also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

   The Portfolios' investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and au-diting standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect a Portfolio's investments.

   The Portfolios also are subject to management risk because they are ac-tively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

   The Tax-Free Portfolio faces municipal market risk. This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's invest-ments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securi-ties with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

   Year 2000: Many computer systems and applications that process transactions use two-digit date fields for the year of a transaction, rather than the full four digits. If these systems are not modified or replaced, transactions oc-curring after 1999 could be processed as year "1900," which could result in processing inaccuracies and inoperability at or after the year 2000. The Port-folios and their major service providers, including Alliance, utilize a number of computer systems and applications that have been either developed inter-nally or licensed from third-party suppliers. In addition, the Portfolios and their major service providers, including Alliance, are dependent on third-party suppliers for certain systems applications and for electronic receipt of information critical to their business. Should any of the computer systems em-ployed by the Portfolios or their major service providers, including Alliance, fail to process Year 2000 related information properly, that could have a sig-nificant negative impact on the Portfolios' operations and the services that are provided to the Portfolios' shareholders. To the extent that the opera-tions of issuers of securities held by the Portfolios are impaired by the Year 2000 problem, the value of the Portfolios' shares may be materially affected. In addition, for the Portfolios' investments in foreign markets, it is possi-ble that foreign companies and markets will not be as prepared for Year 2000 as domestic companies and markets.

   The Year 2000 issue is a high priority for the Portfolios and Alliance. During 1997, Alliance began a formal Year 2000 initiative which established a structured and coordinated process to deal with the Year 2000 issue. As part of its initiative, Alliance established a Year 2000 project office to manage the Year 2000 initiative, focusing on both information technology and non-in-formation technology systems. The Year 2000 project office meets periodically with the audit committee of the board of directors of Alliance Capital Manage-ment Corporation, Alliance's general partner, and with Alliance's executive management to review the status of the Year 2000 efforts. Alliance has also retained the services of a number of consulting firms which have expertise in advising and assisting with regard to Year 2000 issues. Alliance reports that by June 30, 1998 it had completed its inventory and assessment of its domestic and international computer systems and applications, identified mission criti-cal systems (those systems where loss of function would result in immediate stoppage or significant impairment to core business units) and nonmission critical systems and determined which of these systems were not Year 2000 com-pliant. All third-party suppliers of mission critical computer systems and ap-plications and nonmission critical systems have been contacted to verify whether their systems and applications will be Year 2000 compliant and their responses are being evaluated. Substantially all of those contacted have re-sponded and approximately 90% have informed Alliance that their systems and applications are or will be Year 2000 compliant. All mission and nonmission critical systems supplied by third parties have been tested with the exception of those third parties not able to comply with Alliance's testing schedule. Alliance reports that it expects that all testing will be completed before the end of 1999.

   Alliance has remediated, replaced or retired all of its non-compliant mis-sion critical systems and applications that can affect the Portfolios. All nonmission critical systems have been remediated. After each system has been remediated, it is tested with 19XX dates to determine if it still performs its intended business function correctly. Next, each system undergoes a simulation test using dates occurring after December 31, 1999. Inclusive of the replace-ment and retirement of some of its systems, Alliance has completed these test-ing phases for 98% of mission critical systems and 100% of nonmission critical systems. Integrated systems tests were conducted to verify that the systems would continue to work together. Full integration testing of all mission crit-ical and nonmission critical systems is complete. Testing of interfaces with third-party suppliers has begun and will continue throughout 1999. Alliance reports that it has com-pleted an inventory of its facilities and related technology applications and has begun to evaluate and test these systems. Alliance reports that it antici-pates that these systems will be fully operable in the year 2000. Alliance has deferred certain other planned information technology projects until after the Year 2000 initiative is completed. Such delay is not expected to have a mate-rial adverse effect on Alliance's financial condition or results of opera-tions. Alliance, with the assistance of a consulting firm, is developing Year 2000 specific contingency plans with emphasis on mission critical functions. These plans seek to provide alternative methods of processing in the event of a failure that is outside Alliance's control.

   The estimated current cost to Alliance of the Year 2000 initiative ranges from approximately $40 million to $45 million. These costs consist principally of modification and testing and costs to develop formal Year 2000 specific contingency plans. These costs, which will generally be expensed as incurred, will be funded from Alliance's operations and the issuance of debt. Through June 30, 1999, Alliance had incurred approximately $36.0 million of costs re-lated to the Year 2000 initiative. At this time, management of Alliance be-lieves that the costs associated with resolving the Year 2000 issue will not have a material adverse effect on Alliance's results of operations, liquidity or capital resources.

   There are many risks associated with Year 2000 issues, including the risks that the computer systems and applications used by the Portfolios and their major service providers will not operate as intended and that the systems and applications of third-party suppliers to the Portfolios and their service providers will not be Year 2000 compliant. Likewise there can be no assurance the compliance schedules outlined above will be met or that the actual cost incurred will not exceed current cost estimates. Should the significant com-puter systems and applications used by the Portfolios or their major service providers, or the systems of their important third-party suppliers, be unable to process date-sensitive information accurately after 1999, the Portfolios and their service providers may be unable to conduct their normal business op-erations and to provide shareholders with required services. In addition, the Portfolios and their service providers may incur unanticipated expenses, regu-latory actions and legal liabilities. The Portfolios and Alliance cannot de-termine which risks, if any, are most reasonably likely to occur or the ef-fects of any particular failure to be Year 2000 compliant. Certain statements provided by Alliance in this section entitled "Year 2000", as such statements relate to Alliance, are "forward-looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. To the fullest extent per-mitted by law, the foregoing Year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of the Year 2000 Information and Readiness Dis-closure Act, 15 U.S.C. Sec. 1 (1998).

                         MANAGEMENT OF THE PORTFOLIOS


   The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of June 30, 1999 totaling more than $321 billion (of which more than $140 billion represented assets of investment companies). As of June 30, 1999, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 32 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 54 reg-istered investment companies managed by Alliance, comprising 120 separate in-vestment portfolios, currently have more than 4.5 million shareholder ac-counts.

   Alliance provides investment advisory services and order placement facili-ties for the Portfolios. For these advisory services, each Portfolio paid Al-liance, for the fiscal year ended April 30, 1999, as a percentage of average daily net assets, .20%.

   Alliance may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class C shares of the Portfolios, including paying for the preparation, print-ing, and distribution of prospectuses and sales literature or other promo-tional activities.

                          PURCHASE AND SALE OF SHARES

How The Portfolios Value Their Shares

   Each of the Portfolios' net asset value or NAV is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calcu-lated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed) except for the Tax-Free Portfolio, which is calculated at 12:00 Noon, Eastern time.

   To calculate NAV, the Portfolios' assets are valued and totaled, liabili-ties subtracted and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, re-gardless of the impact of fluctuating interest rates on the market value of the investment.

How To Buy Shares

   .Initial Investment

   You may purchase Class C shares through your financial intermediary by in-structing the intermediary to invest in one or more of the Portfolios.

   The minimum investment amount is $1,000,000 in the aggregate among the Portfolios. There is no minimum for subsequent investments. The Portfolios re-serve the right to vary the minimum amounts.

   .Subsequent Investments

  By Check:

   Mail or deliver your check or negotiable draft payable to your financial intermediary, who will deposit it into the Portfolio(s). Please designate the appropriate Portfolio and indicate your brokerage account number, if applica-ble, on the check or draft.

  By Sweep:

   Your financial intermediary may offer an automatic "sweep" for the Portfo-lio in the operation of brokerage cash accounts for its customers. Contact your financial intermediary to determine if a sweep is available and what the sweep requirements are.

   If you invest by a check drawn on a member of the Federal Reserve System, the check will be converted to Federal funds in one business day following re-ceipt and then invested in the Portfolio. If you invest by a check drawn on a bank that is not a member of the Federal Reserve System, the check may take longer to be converted and invested. All payments must be in U.S. dollars.

How To Sell Shares

   You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting your financial intermediary. If you recently pur-chased shares by check, you cannot redeem your investment until the Portfolio is reasonably satisfied the check has cleared (which may take up to 15 days).

   You also may redeem your shares:

   By Sweep:

   If your financial intermediary offers an automatic sweep arrangement, the sweep will automatically transfer from your Portfolio account sufficient amounts to cover security purchases in your brokerage account.

   By Checkwriting:

   With this service, you may write checks made payable to any payee. First, you must fill out a signature card, which you may obtain from your financial intermediary. If you wish to establish this checkwriting service subsequent to the opening of your Portfolio account, contact your financial intermediary. There is no charge for this service, except that State Street Bank will impose its normal charges for checks that are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. You can not write checks for more than the principal balance (not including any ac-crued dividends) in your account.

Other

   Each Portfolio, except the Tax-Free Portfolio, has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. The Tax-Free Portfolio has one transaction time each Portfolio business day,

12:00 Noon, Eastern time. Investments receive the full dividend for a day if the investor's telephone order is received by Alliance Fund Services, Inc. ("AFS") by 4:00 p.m., Eastern time, for the Prime, Government or Treasury Portfolio and Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. For the Tax-Free Portfolio, investments re-ceive the full dividend for a day if the investor's telephone order is re-ceived by AFS by 12:00 Noon, Eastern time, and Federal funds or bank wire mon-ies are secured by State Street Bank before 4:00 p.m. on that day.
   Redemption proceeds are normally wired the same business day if a redemp-tion request is received by AFS prior to 4:00 p.m., Eastern time, for the Prime, Government and Treasury Portfolios and 12:00 Noon, Eastern Time, for the Tax-Free Portfolio, but in no event later than seven days, unless redemp-tions have been sus-pended or postponed due to the determination of an "emergency" by the Securi-ties and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.
   A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial representative or other financial in-termediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Port-folios.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES


   The Portfolios' net income is calculated and paid daily as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Portfolios expect that their distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income tax purposes, the Portfolios' dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any capital gains distributions may be taxable to you as capital gains. The Portfolios' distributions also may be subject to certain state and local taxes.

   Distributions of tax-exempt interest income earned by the Tax-Free Portfo-lio are not subject to Federal income tax (other than the alternative minimum tax as described above), but may be subject to state or local income taxes. Any exempt interest dividends derived from interest on municipal securities subject to the alternative minimum tax will be a tax preference item for pur-poses of the Federal individual and corporate alternative minimum tax.

   Each year shortly after December 31, the Portfolios will send you tax in-formation stating the amount and type of all of its distributions for the year.

                           DISTRIBUTION ARRANGEMENTS


   The Fund has adopted a plan under SEC Rule 12b-1 that allows the Portfolios to pay asset-based sales charges or distribution and service fees in connec-tion with the distribution of each Portfolio's Class C shares. The amount of these fees for the Portfolios' Class C shares is .25% as a percentage of ag-gregate average daily net assets. Because these fees are paid out of the Port-folios' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Financial intermediaries may receive different compensation for selling the Portfolios' Class C shares and Class A and B shares, which are not offered in this prospectus.
                              GENERAL INFORMATION

   The Portfolios reserve the right to close an account that through redemp-tion is, in the aggregate among Portfolios, less than $500,000. The Portfolios will send shareholders 60 days' written notice to increase the account value before the Portfolios close the account.

   During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instruc-tions to AFS. AFS is not responsible for the authenticity of telephone re-quests to purchase or sell shares. AFS will em-ploy reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling tele-phone requests. The telephone service may be suspended or terminated at any time without notice.
                             FINANCIAL HIGHLIGHTS


   The financial highlights table is intended to help you understand a Portfo-lio's financial performance for the period of its operations. Certain informa-tion reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming investment of all dividends and distributions). The information has been audited by McGladrey & Pullen, LLP, the Portfolios' independent auditors, whose report, along with the Port-folios' financial statements, appears in the SAI, which is available upon re-quest.

                                       PRIME PORTFOLIO   GOVERNMENT PORTFOLIO
                                      ----------------- ----------------------
                                      July 13, 1998(a)   October 21, 1998(a)
                                             to                   to
                                       April 30, 1999       April 30, 1999
                                      ----------------- ----------------------
Net asset value, beginning of
 period..............................      $  1.00             $  1.00
                                           -------             -------
Income from Investment Operations
Net investment income (b)............        .0392               .0243
Net gains or losses on securities....        .0000               .0000
                                           -------             -------
Total from investment operations.....        .0392               .0243
                                           -------             -------
Less: Distributions
Dividends............................       (.0392)             (.0243)
Distributions........................        .0000               .0000
                                           -------             -------
Total distributions..................       (.0392)             (.0243)
                                           -------             -------
Net asset value, end of period.......      $  1.00               $1.00
                                           =======             =======
Total Return
Total investment return based on net
 asset value (c).....................         3.86%               2.46%
Ratios/Supplemental Data
Net assets, end of period (in
 millions)...........................          $38                  $3
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements (d).................          .45%                .45%
 Expenses, before waivers and
  reimbursements (d).................          .51%                .56%
 Net investment income (b) (d).......         4.70%               4.55%

-------------------------------------------------------------------------------

(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by Alliance.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(d) Annualized.

                                       TAX-FREE PORTFOLIO   TREASURY PORTFOLIO
                                      -------------------- --------------------
                                      September 8, 1998(a) October 15, 1998(a)
                                               to                   to
                                         April 30, 1999       April 30, 1999
                                      -------------------- --------------------
Net asset value, beginning of
 period.............................        $  1.00              $  1.00
                                            -------              -------
Income from Investment Operations
Net investment income (b)...........          .0184                .0248
Net gains or losses on securities...          .0000                .0000
                                            -------              -------
Total from investment operations....          .0184                .0248
                                            -------              -------
Less: Distributions
Dividends...........................         (.0184)              (.0248)
Distributions.......................          .0000                .0000
                                            -------              -------
Total distributions.................         (.0184)              (.0248)
                                            -------              -------
Net asset value, end of period......          $1.00                $1.00
                                            =======              =======
Total Return
Total investment return based on net
 asset value (c)....................           1.70%                2.51%
Ratios/Supplemental Data
Net assets, end of period (in
 millions)..........................             $2                  $33
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements (d)................            .45%                 .45%
 Expenses, before waivers and
  reimbursements (d)................            .57%                 .99%
 Net investment income (b)(d).......           2.69%                4.27%

--------------------------------------------------------------------------------

(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by Alliance.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(d) Annualized.

This is filed pursuant to Rule 497(c).
File Nos. 33-34001 and 811-06068.

[LOGO]                 ALLIANCE INSTITUTIONAL RESERVES, INC.
                                            -Prime Portfolio
                                       -Government Portfolio
                                         -Tax-Free Portfolio
                                         -Treasury Portfolio
____________________________________________________________

c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096
Toll Free (800) 221-5672
____________________________________________________________

            STATEMENT OF ADDITIONAL INFORMATION


                     September 1, 1999
___________________________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's current Prospectuses dated September 1, 1999 (the "Prospectus") which describe the Class A, Class B and Class C shares of the Prime, Government, Tax-Free and Treasury Portfolios of the Fund. A copy of this Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or telephone number shown above.


                     TABLE OF CONTENTS

                                                        Page


The Fund..............................................
Investment Objectives and Policies....................
Investment Restrictions ..............................
Management............................................
Expenses of the Fund..................................
Purchase and Redemption of Shares.....................
Daily Dividends-Determination of Net Asset Value......
Taxes.................................................
General Information...................................
Financial Statements and Report of Independent
  Auditors............................................
Appendix A - Commercial Paper and Bond Ratings........
Appendix B - Description of Municipal Securities......

___________________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

____________________________________________________________

                         THE FUND
____________________________________________________________

    Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, each of which is diversified (collectively, the "Portfolios"), are described by the Prospectus which supplements this Statement of Additional Information. An additional portfolio of the Fund, the Trust Portfolio, is described in a separate prospectus and statement of additional information. The Fund changed its name from ACM Institutional Reserves, Inc. to Alliance Institutional Reserves, Inc. effective June 29, 1998.

____________________________________________________________

            INVESTMENT OBJECTIVES AND POLICIES
____________________________________________________________

    The investment objectives of each Portfolio are - in the following order of priority - safety of principal, excellent liquidity, and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from Federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each of the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities, all of which, at the time of investment, have remaining maturities of one year or less (which maturities, pursuant to Rule 2a-7 under the Investment Company Act of 1940 as amended (the "Act"), may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7). The Treasury Portfolio, as a non-fundamental policy, pursues its objectives by investing in the following investments diversified by maturities not exceeding 397 days: issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds and repurchase agreements with respect to those instruments. The Fund may in the future establish additional portfolios which may have different investment objectives. As is true with all investment companies, there can be no assurance that any of the Portfolio's objectives will be achieved.

                          General

    Each of the Portfolios will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity conditions imposed by the Rule. To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

    Currently, pursuant to Rule 2a-7, each Portfolio may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Board of Directors. Generally, an eligible security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROS") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"). A first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Unrated securities may also be Eligible Securities if the Adviser determines that they are of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Board of Directors. A description of the ratings of some NRSROs appears in Appendix A attached hereto. Securities in which the Portfolios invest may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

    Under Rule 2a-7 the Prime, Government, Tax-Free and Treasury Portfolios, as applicable, may not invest more than five percent of their respective assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. Government securities are also considered to be first tier securities. In addition, the Prime Portfolio may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Prime Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities (the "second tier security restriction"). The second tier security restriction applies to the Tax-Free Portfolio with respect to its investment in the "conduit" securities of second tier issuers. A conduit security for purposes of Rule 2a-7 is a security nominally issued by a municipality, but dependent for principal and interest payments on non-municipal issuer's revenues from a non-municipal project.

                      Prime Portfolio

    The Prime Portfolio may make the following investments diversified by maturities and issuers:

    1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the bank for cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Bank, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

    2. Certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation or denominated in U.S. dollars and issued by U.S. branches of foreign banks and foreign branches of U.S. banks, in each case having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which the Portfolio may invest. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of Funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. Such certificates may include, for example, those issued by foreign subsidiaries of such banks which are guaranteed by them. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain Funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of Funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

    3. Commercial paper, including funding agreements and variable amount master demand notes, of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issued rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies. For a description of such ratings see Appendix A. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see below, "Additional Investment Policies".

    The Portfolio may invest up to 5% of its net assets in high quality (as determined by the requisite number of NRSROs or, if not rated, determined to be of high quality by the Adviser) participation interests having remaining maturities not exceeding one year in loans extended by banks to U.S. and foreign companies. In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the term and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

    The participation interests acquired by the Portfolio may, depending on the transaction, take the form of a direct co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant or a participation in the seller's share of the loan. Typically, the Portfolio will look to the agent bank to collect principal of and interest on a participation interest, to monitor compliance with loan covenants, to enforce all credit remedies, such as foreclosures on collateral, and to notify co-lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. The agent bank in such cases will be qualified under the Act to serve as a custodian for a registered investment company such as the Fund. The agent bank is compensated for these services by the borrower pursuant to the terms of the loan agreement.

    When the Portfolio acts as a co-lender in connection with a participation interest, or when the Portfolio acquires a participation interest the terms of which provide that the Portfolio will be in privity with the corporate borrower, the Portfolio will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In cases where the Portfolio lacks such direct recourse, the Portfolio will look to the agent bank to enforce appropriate credit remedies against the borrower.

    The Adviser believes that the principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. The Portfolio may incur additional credit risk, however, when the Portfolio is in the position of participant rather than a co-lender because the Portfolio must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Portfolio and the co-lender. However, in acquiring participation interests the Adviser will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meet the Portfolio's high quality standard and will continue to do so as long as it holds a participation.

    4. Fully Collateralized Repurchase Agreements. For a description of repurchase agreements, see below, "Additional
Investment Policies - Repurchase Agreements."

    The Portfolio may make investments in certificates of deposit, bankers' acceptances and interest-bearing saving deposits issued by U.S. branches of foreign banks and foreign branches of U.S. banks, in each case specified in paragraph 2 above, and commercial paper issued by foreign companies meeting the rating criteria specified in paragraph 3 above. To the extent that the Portfolio invests in such instruments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, less government supervision of issuers, difficulty in enforcing contractual obligations and lack of uniform accounting standards.

    The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. These securities must generally be rated. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation.
Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, the special purpose entity is deemed to be the issuer of the asset-backed security. However, the Portfolio is required to treat any person whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security such obligations represent.

Floating and Variable Rate Obligations. The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days notice. The Portfolio may also invest in master demand notes which are obligations that permit the Prime Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Prime Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. The Portfolio also may invest in short-term obligations of insurance companies, sometimes referred to as funding agreements. These arrangements are direct obligations of insurance companies and are not traded. Where these types of obligations are not secured by letters of credit or other credit support arrangements, the Prime Portfolio's right to redeem is dependent on the ability of the borrower or insurance company to pay principal and interest on demand.

    The Portfolio's investment objectives may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares as defined below. Except as otherwise provided, the investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

                   Government Portfolio

    The Government Portfolio pursues its objectives by maintaining a portfolio of the following investments diversified by maturities not exceeding one year (which maturities, pursuant to Rule 2a-7 under the Act, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7).

    As a matter of operating policy which may be changed without shareholder approval, the Government Portfolio attempts to invest in securities that the Adviser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the National Credit Union Administration regulations.

    The Government Portfolio may make the following investments:

    1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

    2. Repurchase agreements pertaining to the above securities. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

    Floating and Variable Rate Obligations. The Portfolio may also purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Portfolio may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Portfolio may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

                    Tax-Free Portfolio

    As a matter of fundamental policy, the Tax-Free Portfolio, except when assuming a temporary defensive position, must maintain at least 80% of its total assets in high-grade municipal securities having maturities of one year or less (which maturities, pursuant to Rule 2a-7 under the Act, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7), as opposed to taxable investments described below. Normally, substantially all of its income will be tax-exempt as described below.

    To the extent consistent with its other objectives, the Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities.
Such income may be subject to state or local income taxes.

Municipal Securities

    The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income taxes.
The municipal securities in which the Portfolio invests include those obligations which at the time of purchase:

    1. are backed by the full faith and credit of the United States; or

    2. are municipal notes rated MIG-1/VMIG-1 or MIG-2/VMIG-2 by Moody's or SP-1 or SP-2 by Standard
         & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser; or

    3. are municipal bonds rated Aa or higher by Moody's, AA or higher by Standard & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser; or

    4. are other types of municipal securities, provided that such obligations are rated Prime-1 by Moody's, A-1 or higher by Standard & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser. (See Appendix B for a description of municipal securities and Appendix A for a description of these ratings.)

    The Portfolio will not invest 25% or more of its total assets in the securities of non-governmental issuers conducting their principal business activities in any one industry.

Alternative Minimum Tax

    Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues may provide somewhat higher yields than other comparable municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the AMT.

    Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-subject bonds.

AMT-subject bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-subject bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of AMT-subject bonds is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-subject bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Fund assets may be invested.

Taxable Securities

    Although the Portfolio expects to be largely invested in municipal securities, the Portfolio may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities also are limited to remaining maturities of one year (which maturities may extend to 397 days pursuant to Rule 2a-7, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7) or less at the time of the Portfolio's investment, and the Portfolio's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by the Portfolio include those described below:

    1. marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; or

    2. certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance
         Corporation; or

    3. commercial paper of prime quality rated A-1 or higher by Standard & Poor's or Prime-1 by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by Standard & Poor's, or Aa or higher by Moody's.
         (See Appendix A for description of these ratings.)

    The Portfolio may also enter into repurchase agreements pertaining to the types of securities in which it may invest. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

Variable Rate Obligations

    The interest rate payable on certain municipal securities in which the Portfolio may invest, called "variable rate" obligations, is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the Portfolio to demand prepayment of the principal amount and accrued interest of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount and accrued interest prior to maturity.
The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities enhances the ability of the Portfolio to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by the Portfolio may be guaranteed by letter of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Portfolio's investment quality requirements.

    Variable rate obligations purchased by the Portfolio may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet criteria for banks described above in "Taxable Securities." Purchase of a participation interest gives the Portfolio an undivided interest in certain such bonds. The Portfolio can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of the Portfolio's participation interest in the instrument, plus accrued interest, but will generally do so only (i) as required to provide liquidity to the Portfolio, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. The Portfolio follows Rule 2a-7 with respect to its investments in variable rate instruments supported by letters of credit and participation interests.

    The Portfolio will not purchase participation interests in variable rate industrial development bonds unless the interest earned by the Portfolio from the bonds in which it holds participation interests is considered to be exempt from Federal income taxes. The Adviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Portfolio on the basis of published financial information, rating agency reports and other research services to which the Adviser may subscribe.

Standby Commitments

    The Portfolio may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "standby commitment," and the aggregate price which the Portfolio pays for securities with a standby commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires standby commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the Portfolio's policy is to enter into standby commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

    The acquisition of a standby commitment does not affect the valuation or maturity of underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by the Portfolio are valued at zero in determining net asset value. Where the Portfolio pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities. The Portfolio does not currently intend to invest more than 5% of its net assets in standby commitments in the coming year.

General

    Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. The achievement of the Portfolio's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Commission, although there have been proposals which would require registration in the future.

    After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sales of such security by the Portfolio, but the Adviser will consider such event in its determination of whether the Portfolio should continue to hold the security, pursuant to Rule 2a-7. To the extent that the ratings given by Moody's or Standard & Poor's may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings.

    Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal securities may be materially affected.

    Except as otherwise provided above, the Portfolio's investment objectives and policies are not designated
"fundamental policies" within the meaning of the Act and may, therefore, be changed without a shareholder vote.

However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

                    Treasury Portfolio

    The Portfolio pursues its objectives by maintaining a portfolio of the following investments diversified by maturities not exceeding 397 days:

    1. Issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds. Such issues are supported by the full faith and credit of the U.S. Treasury.

    2. Repurchase agreements pertaining to the above securities. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

    Reverse Repurchase Agreements. While the Portfolio has no present plans to do so, it may enter into reverse repurchase agreements, which have the characteristics of borrowing and which involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

    When-Issued Securities. For a description of when-issued securities, see below, "Additional Investment
Policies - When-Issued Securities".

    Floating and Variable Rate Obligations. The Portfolio may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Portfolio may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Portfolio may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

    Except as otherwise provided, the Portfolio's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors of the Fund without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders. There can be no assurance, as is true with all investment companies, that the Portfolio's objectives will be achieved.

              Additional Investment Policies

    The following investment policies supplement those set forth above for each Portfolio. Except as otherwise indicated below, such additional policies apply to all Portfolios.

Repurchase Agreements

    A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor on an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. It is each Portfolio's current practice, which may be changed at any time without shareholder approval, to enter into repurchase agreements only with such primary dealers and State Street Bank. For each repurchase agreement, each Portfolio requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a counterparty defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, a Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of a Portfolio's assets. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

Reverse Repurchase Agreements

    Each Portfolio may also enter into reverse repurchase agreements, which involve the sale of money market securities held by a Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Portfolios do not currently intend to enter into such agreements during the coming year.

When-Issued Securities

    Certain issues that the Portfolios are permitted to purchase are offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs from within ten days to one month after the purchase of the issue. During the period between purchase and settlement, no payment is made by a Portfolio to the issuer and, thus, no interest accrues to a Portfolio from the transaction. When-issued securities may be sold prior to the settlement date, but each Portfolio makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of each Portfolio, U.S. Government securities or other liquid high grade debt securities having value equal to or greater than commitments held by that Portfolio. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, a Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value. No when-issued commitments will be made if, as a result, more than 15% of a Portfolio's net assets would be so committed.

Illiquid Securities and Restricted Securities

    None of the Portfolios will maintain more than 10% of its net assets in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale (except as described below) and repurchase agreements not terminable within seven days. Except with respect to the Tax-Free Portfolio, which is not permitted to invest in restricted securities, restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. As to illiquid securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

    The Fund's Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Directors have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Directors.

    Following the purchase of a restricted security by a Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Directors regarding purchases of liquid restricted securities.

Senior Securities

    None of the Portfolios will issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

General

    While there are many kinds of short-term securities used by money market investors, the Portfolios, in keeping with their primary investment objective of safety of principal, generally restrict their investments to the types summarized above. Net income to shareholders is aided both by each Portfolio's ability to make investments in large denominations and by efficiencies of scale. Also, each Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of each Portfolio's investments may decrease during periods of rising interest rates and to increase during intervals of falling rates. These changes in value are usually smaller for short-term securities than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that changes in interest rates would change the value of your investment.

____________________________________________________________

                  INVESTMENT RESTRICTIONS
____________________________________________________________

    Unless otherwise specified to the contrary, the following restrictions may not be changed with respect to a Portfolio without the affirmative vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of that restriction.

Prime Portfolio

    The Portfolio may not:

    1. purchase any security which has a maturity date more than one year* from the date of the Portfolio's purchase;

    2. invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or bank obligations, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks) and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;
____________________

* Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

    3. invest more than 5% of its assets in the securities of any one issuer** (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation;

    4. invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

    5. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in an aggregate amount not to exceed 15% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

    6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Portfolio's assets;

    7. make loans, provided that the Portfolio may purchase money market securities and enter into repurchase agreements;

    8. enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's assets would be

____________________

** As a matter of operating policy, pursuant to Rule 2a-7, the Prime Portfolio will invest no more than 5% of its assets in the first tier (as defined in Rule 2a-7) securities of any one issuer, except that under Rule 2a-7, a Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (3) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

committed to repurchase agreements not terminable within seven days and other illiquid investments; or

    9. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, including futures contracts, interests in oil, gas and other mineral exploration or other development programs;
(d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, call, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and directors of the Fund and employees of the Adviser who own individually more than 1/2% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

Government Portfolio

    The Portfolio may not:

    1. purchase any security which has a maturity date more than one year*** from the date of the Portfolio's purchase;

    2. purchase securities other than marketable obligations of, or guaranteed by, the United States
Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto;

    3.   enter into repurchase agreements if, as a result
thereof, more than 10% of the Portfolio's assets would be
committed to repurchase agreements not terminable within
seven days and other illiquid investments or with any one
seller if, as a result thereof, more than 5% of the
____________________

*** Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

Portfolio's assets would be invested in repurchase agreements purchased from such seller;**** and may not enter into any reverse repurchase agreements if, as a result thereof, the Portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio's assets;

    4. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 10% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

    5. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 10% of the Portfolio's assets;

    6. make loans, provided that the Portfolio may purchase securities of the type referred to in paragraph 2 above and enter into repurchase agreements with respect thereto;

    7.   act as an underwriter of securities; or

    8. invest more than 25% of its total assets in securities of a single issuer, or in securities of issuers in any single industry, except that these restrictions do not apply to securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities or other U.S
Government securities.







____________________

**** Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.

Tax-Free Portfolio

    The Portfolio may not:

    1. purchase any security which has a maturity date more than one year***** from the date of the Portfolio's purchase;

    2. invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that for purposes of this policy (a) there is no limitation with respect to investments in municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and bank obligations, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits, (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks) and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction and those set forth in restrictions 4 and 5 below, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

    3. invest more than 25% of its total assets in municipal securities (a) whose issuers are located in the same state, or (b) the interest upon which is paid from revenues of similar-type projects;

    4.   invest more than 5% of its total assets in the
securities of any one issuer (other than securities issued
or guaranteed by the U.S. Government, its agencies or
instrumentalities) except that with respect to 25% of its
total assets it may invest not more than 10% of such total
assets in the securities of any one issuer.******  For
____________________

***** Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

****** As a matter of operating policy, pursuant to Rule
       2a-7, the Tax-Free Portfolio will invest no more than 5% of its assets in the securities of any one issuer, except that under Rule 2a-7, a Fund may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a
                             (footnote continued)
purposes of such 5% and 10% limitations, the issuer of the letter of credit or other guarantee backing a participation interest in a variable rate industrial development bond is deemed to be the issuer of such participation interest;

    5. purchase more than 10% of any class of the voting securities of any one issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

    6. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets. Such borrowings may be used, for example, to facilitate the orderly maturation and sale of portfolio securities during periods of abnormally heavy redemption requests, if they should occur, such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

    7. pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings, including reverse repurchase agreements, effected within the limitations set forth in restriction 6. To meet the requirements of regulations in certain states, the Portfolio, as a matter of operating policy, will limit any such pledging, hypothecating or mortgaging to 10% of its total assets, valued at market, so long as shares of the Portfolio are being sold in those states;

    8. make loans of money or securities except by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies and by investment in repurchase agreements;

    9. enter into repurchase agreements (i) not terminable within seven days if, as a result thereof, more than 10% of the Portfolio's total assets would be committed to such repurchase agreements (whether or not illiquid) or other illiquid investments, or (ii) with a particular

____________________

(footnote continued)
       period of up to three business days. Fundamental policy number (4) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

vendor******* if immediately thereafter more than 5% of the Portfolio's assets would be committed to repurchase agreements entered into with such vendor; or

    10. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts; (d) purchase any restricted securities or securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts (except for standby commitments as described in the Prospectus and above), calls straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuer if those officers and directors of the Fund and of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

Treasury Portfolio

    The Portfolio:

    1. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 10% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investment while any such borrowings exist;

    2.   May not pledge, hypothecate or in any manner
transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in
connection with any borrowing mentioned above, including
____________________

*******Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.

reverse repurchase agreements, and in an aggregate amount not to exceed 10% of the Portfolio's assets;

    3. May not make loans, provided that the Portfolio may purchase securities of the type referred to in paragraph 2 above and enter into repurchase agreements with respect thereto;

    4. May not invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs;

    5.   May not act as an underwriter of securities; and

    6. May not invest more than 25% of its total assets in securities of a single issuer, or in securities of issuers in any single industry, except that these restrictions do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or other U.S Government securities.

____________________________________________________________

                        MANAGEMENT
____________________________________________________________

Organization

    Each of the Portfolios is a series of Alliance Institutional Reserves, Inc., an open-end management investment company registered under the 1940 Act and organized as a Maryland corporation on March 21, 1990. Each Portfolio's activities are supervised by the Board of Directors. The Adviser provides investment advice and, in general, conducts the management and investment program of the Fund, subject to the general supervision and control of the Board of Directors.

    Normally, shares of each series are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Maryland law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by federal or Maryland law. Shareholders have available certain procedures for the removal of directors.

Directors and Officers

    The Directors and principal officers of the Fund and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Directors whose names are followed by an asterisk are "interested persons" of the Fund as determined under the Act. Each Director and officer is affiliated as such with one or more of the other registered investment companies that are advised by the Adviser.

Directors

    JOHN D. CARIFA, 54, Chairman of the Board of Directors, is the President, Chief Operating Officer and a Director of Alliance Capital Management Corporation ("ACMC"), with which he has been associated since prior to 1994.********

    RUTH BLOCK, 68, was formerly Executive Vice President and Chief Insurance Officer of The Equitable Life Assurance
Society of the United States.  She is a Director of Ecolab
Incorporated (specialty chemicals) and BP Amoco Corporation
(oil and gas).  Her address is Box 4623, Stamford,
Connecticut, 06903.

    DAVID H. DIEVLER, 69, is an independent consultant. He was formerly a Senior Vice President of ACMC until December
1994.  His address is P.O. Box 167, Spring Lake, New Jersey,
07762.

    JOHN H. DOBKIN, 57, has been the President of Historic
Hudson Valley (historic preservation) since prior to 1994.
Previously, he was Director of the National Academy of Design. His address is 150 White Plains Road, Tarrytown,
New York 10591.

    WILLIAM H. FOULK, JR., 66, is an Investment Advisor and
Independent Consultant.  He was formerly Senior Manager of
Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1994. His address is Suite 100, 2 Greenwich Plaza, Greenwich,
Connecticut 06830.

    DR. JAMES M. HESTER, 75, is President of the Harry Frank Guggenheim Foundation with which he has been associated since prior to 1994. He was formerly President of New York University, the New York Botanical Garden and Rector of the
____________________

********An interested person as defined in the Act.

United Nations University.  His address is 25 Cleveland
Lane, Princeton, New Jersey 08540.

    CLIFFORD L. MICHEL, 60, is a member of the law firm of Cahill Gordon & Reindel with which he has been associated since prior to 1994. He is President and Chief Executive
Officer of Wenonah Development Company (investment holding company) and a Director of Placer Dome, Inc. (mining). His address is St. Bernard's Road, Gladstone, New Jersey 07934.

    DONALD J. ROBINSON, 65, is Senior Counsel of the law firm of Orrick, Herrington & Sutcliffe and was formerly a senior partner and a member of the Executive Committee of that firm. He was also a Trustee of the Museum of the City of New York from 1977-1995. His address is 98 Hell's Peak
Road, Weston, Vermont 05161.

Officers

    RONALD M. WHITEHILL - President, 61, is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services with which he has been associated since prior to 1994.

    KATHLEEN A. CORBET, Senior Vice President, 39, is an
Executive Vice President of ACMC with which she has been associated since prior to 1994.

    DREW A. BIEGEL - Senior Vice President, 48, is a Vice
President of ACMC with which he has been associated since prior to 1994.

    RAYMOND J. PAPERA - Senior Vice President, 43, is a
Senior Vice President of ACMC with which he has been associated since prior to 1994.

    KENNETH T. CARTY - Vice President, 38, is a Vice
President of ACMC with which he has been associated since prior to 1994.

    JOHN F. CHIODI, JR. - Vice President, 33, is a Vice
President of ACMC with which he has been associated since prior to 1994.

    MARIA R. CONA - Vice President, 44, is an Assistant Vice
President of ACMC with which she has been associated since prior to 1994.

    FRANCES M. DUNN - Vice President, 28, is a Vice
President of ACMC with which she has been associated since prior to 1994.

    JOSEPH R. LASPINA - Vice President, 38, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1994.

    EDMUND P. BERGAN, JR., Secretary, 49, is a Senior Vice
President and the General Counsel of Alliance Fund
Distributors, Inc. ("AFD") and Alliance Fund Services, Inc.
("AFS") with which he has been associated since prior to 1994.

    MARK D. GERSTEN, Treasurer and Chief Financial Officer,
48, is a Senior Vice President of AFS and a Vice President of AFD with which he has been associated since prior to 1994.

    VINCENT S. NOTO, Controller, 34, is a Vice President of
AFS with which he has been associated since prior to 1994.

    ANDREW L. GANGOLF - Assistant Secretary, 45, is a Vice
President and Assistant General Counsel of AFD with which he has been associated since December 1994.

    DOMENICK PUGLIESE - Assistant Secretary, 38, is a Vice President and Assistant General Counsel of AFD with which he has been associated since May 1995. Prior thereto, he was Vice President and Counsel of Concord Holding Corporation since 1994.

    EMILIE D. WRAPP - Assistant Secretary, 43, is a Vice
President and Assistant General Counsel of AFD with which she has been associated since prior to 1994.

    The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended April 30, 1999, the aggregate compensation paid to each of the Directors during calendar year 1998 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance
Fund Complex"), and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund
Complex.

                                                   Total Number  Total Number
                                                   of Registered of Investment
                                                   Investment    Portfolios
                                                   Companies     Within the
                                     Total         the Alliance  Alliance Fund
                                     Compensation  Fund Complex, Complex,
                                     from the      Including the Including the
                                     Alliance      Fund, as to   Fund, as to
                   Aggregate         Fund          which the     which the
                   Compensation      Complex,      Director is   Director is
                   from the          Including     a Director    a Director
Name of Director   Fund              the Fund      or Trustee    or Trustee
---------------    -----------       ------------  ------------- -------------

John D. Carifa        $-0-             $-0-            50         116
Ruth Block            $2,825           $180,762.50     37         79
David H. Dievler      $2,945           $216,287.50     44         86
John H. Dobkin        $2,945           $185,362.50     42         97
William H. Foulk, Jr. $2,945           $241,002.50     45         111
Dr. James M. Hester   $2,945           $172,912.50     38         80
Clifford L. Michel    $2,945           $187,762.50     39         96
Donald J. Robinson    $2,142           $193,708.50     41         105


    As of August 16, 1999, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio.

The Adviser

    The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international adviser managing client accounts with assets as of June 30, 1999 totaling more than $321 billion (of which approximately $140 billion represented assets of investment companies). As of June 30, 1999, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 32 out of the 50 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 54 registered investment companies managed by the Adviser, comprising 120 separate investment portfolios, currently have more than 4.5 million shareholder accounts.

    Alliance Capital Management Corporation ("ACMC"), the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"). ECI is a holding company controlled by AXA, a French insurance holding company. As of March 1, 1999, AXA and certain of its subsidiaries beneficially owned approximately 58.4% of ECI's outstanding common stock. ECI is a public company with shares traded on the New York Stock Exchange.

    AXA, a French company, is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities principally in Western Europe, North America, the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

    For insurance regulatory purposes the shares of capital stock of ECI beneficially owned by AXA and its subsidiaries have been deposited into a voting trust which has an initial term of 10 years commencing in 1992. The trustees of the voting trust (the "Voting Trustees") have agreed to protect the legitimate economic interests of AXA, but with a view of ensuring that certain minority shareholders of AXA do not exercise control over ECI or certain of its insurance subsidiaries. As of March 1, 1999, AXA, ECI, Equitable and certain subsidiaries of Equitable were the beneficial owners of approximately 56.6% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests ("Units") in the Adviser.

    Based on information provided by AXA, on March 1, 1999, approximately 20.7% of the issued ordinary shares (representing 32.7% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of March 1, 1999, 61.7% of the shares (representing 72.3% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D Mutuelle, owned 35.4% of the shares, representing 41.5% of the voting power of Finaxa), and 22.7% of the shares of Finaxa (representing 13.7% of the voting power) were owned by Paribas, a French bank. Including the ordinary shares owned by Finaxa, on March 1, 1999, the Mutuelles AXA directly and indirectly owned approximately 23.9% of the issued ordinary shares (representing 37.6% of the voting power) of AXA. The Voting Trustees may be deemed to be beneficial owners of all Units beneficially owned by AXA and its subsidiaries. By virtue of the provisions of the voting trust agreement, AXA may be deemed to have shared voting power with respect to the Units. In addition, the Mutuelles AXA, as a group, and Finaxa may be deemed to be beneficial owners of all Units beneficially owned by AXA and its subsidiaries. AXA and its subsidiaries have the power to dispose or direct the disposition of all shares of the capital stock of ECI deposited in the voting trust. The Mutuelles AXA, as a group, and Finaxa may be deemed to share power to vote or direct the vote and to dispose or to direct the disposition of all the Units beneficially owned by AXA and its subsidiaries. By reason of their relationship, AXA, the Voting Trustees, the Mutuelles AXA, Finaxa, ECI, Equitable, Equitable Holdings, L.L.C., Equitable Investment Corporation, ACMC and Equitable Capital Management Corporation may be deemed to share the power to vote or direct the vote and to dispose or direct the disposition of all or a portion of the Units beneficially owned by AXA and its subsidiaries.

    Under the Advisory Agreement, the Adviser provides each Portfolio of the Fund and pays all compensation of Directors of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, each Portfolio pays the Adviser at an annual rate of .20% of the average daily value of its net assets. The fee is accrued daily and paid monthly.

    The Adviser has undertaken, that if, in any fiscal year, the aggregate expenses with respect to a class of shares of a Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee and any applicable distribution services fee, exceed .20%, .30% or .45% of a Portfolio's aggregate operating expenses for the fiscal year attributable to the Portfolio's Class A shares, Class B shares or Class C shares, respectively, the Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will otherwise bear, such expenses unless the Adviser provides the Fund with at least 60 days' notice prior to the end of the fiscal year of its determination not to extend the agreement. For the fiscal year ended April 30, 1999, each Portfolio paid the Adviser a management fee of .20 of 1%. See the Report of Independent Auditors and Financial Statements for reimbursements and waivers with respect to operating expenses. For the fiscal year ended April 30, 1998, the Prime Portfolio paid the Adviser a management fee of .16 of 1% and the Adviser reimbursed $562,608, all of which represented advisory fees, the Government Portfolio paid the Adviser a management fee of .12 of 1% and the Adviser reimbursed $243,394, all of which represented advisory fees and the Tax-Free Portfolio paid the Adviser a management fee of .12 of 1% and the Adviser reimbursed $205,077, all of which represented advisory fees. For the fiscal year ended April 30, 1997, the Prime Portfolio paid the Adviser a management fee of .11% of 1% and the Adviser reimbursed $661,792, all of which represented advisory fees. For the fiscal year ended April 30, 1997, the Government Portfolio paid the Adviser a management fee of .05% of 1% and the Adviser reimbursed $289,896, all of which represented advisory fees. For the fiscal year ended
April 30, 1997, the Tax-Free Portfolio paid the Adviser a management fee of .07% of 1% and the Adviser reimbursed $257,876, all of which represented advisory fees. The Treasury Portfolio had not commenced operation during such periods. The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund, to compensate broker-dealers, including Donaldson, Lufkin & Jenrette Securities Corp. and its Pershing Division, affiliates of the Adviser, depository institutions and other financial intermediaries that engage in or support the distribution of shares of the Fund, and to pay for the preparation, printing and distribution of prospectuses and other literature or other promotional activities.

    The Advisory Agreement will remain in effect until December 31, 1999, and thereafter for successive twelve-month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of each Portfolio's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act. The Advisory
Agreement may be terminated with respect to any Portfolio without penalty on 60 days' written notice at the option of either party or by vote of a majority of the outstanding voting securities of such Portfolio; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

____________________________________________________________

                   EXPENSES OF THE FUND
____________________________________________________________

Distribution Agreement

    The Fund has entered into a Distribution Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class B and Class C shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the Act (the "Rule 12b-1 Plan").

    Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors of the Fund for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not interested persons of the Fund (as defined in the Act) are committed to the discretion of such disinterested Directors then in office. The Agreement was initially approved by the Directors of the Fund at a meeting held on June 22, 1998.

    In approving the Agreement, the Directors of the Fund determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. Information with respect to distribution services fees and other revenues and expenses of the Principal Underwriter will be presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Agreement. In their review of the Agreement, the Directors will be asked to take into consideration separately with respect to each class the distribution expenses incurred with respect to such class. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

    During the Fund's fiscal period June 29, 1998 (commencement of operations of Class B and Class C shares) to April 30, 1999, the Fund paid distribution services fees for expenditures under the Agreement with respect to Class B and Class C Shares. With respect to the Prime Portfolio Class B shares, distribution services fees for expenditures under the Agreement amounted to $207,634, which constituted
 .10% of the Portfolio's aggregate average daily net assets attributable to Class B shares during the fiscal year and the Adviser made payments from its own resources aggregating $11,542. Of the $219,176 paid by the Adviser and the Fund under the Agreement, $1,000 was paid for advertising, printing and mailing of prospectuses for persons other than current shareholders; and $218,176 was paid to broker-dealers and other financial intermediaries for distribution assistance.

    With respect to the Prime Portfolio Class C shares, distribution services fees for expenditures under the Agreement amounted to $49,452 which constituted .25% of the Portfolio's aggregate average daily net assets attributable to Class C shares during the fiscal year. Of the $49,452 paid by the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for distribution assistance.

    With respect to the Government Portfolio Class B shares, distribution services fees for expenditures under the Agreement amounted to $65,988, which constituted .10% of the Portfolio's aggregate average daily net assets during the fiscal year. Of the $65,988 paid by the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for distribution assistance.

    With respect to the Government Portfolio Class C shares, distribution services fees for expenditures under the Agreement amounted to $6,209 which constituted .25% of the Portfolio's aggregate average daily net assets during the fiscal year. Of the $6,209 paid by the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for distribution assistance.

    With respect to the Tax-Free Portfolio Class B shares, distribution services fees for expenditures under the Agreement amounted to $86,382 which constituted .10% of the Portfolio's aggregate average daily net assets during the fiscal year and the Adviser made payments from its own resources aggregating $888. Of the $87,270 paid by the Adviser and the Fund under the Agreement, $1,000 was paid for advertising, printing and mailing of prospectuses for persons other than current shareholders; and $86,270 was paid to broker-dealers and other financial intermediaries for distribution assistance.

    With respect to the Tax-Free Portfolio Class C shares, distribution services fees for expenditures under the Agreement amounted to $2,821 which constituted .25% of the Portfolio's aggregate average daily net assets during the fiscal year. Of the $2,821 paid by the Fund under the

Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for distribution assistance.

    With respect to the Treasury Portfolio Class B shares, distribution services fees for expenditures under the Agreement amounted to $4,030 which constituted .10% of the Portfolio's aggregate average daily net assets during the fiscal year. Of the $4,030 paid by the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for distribution assistance.

    With respect to the Treasury Portfolio Class C shares, distribution services fees for expenditures under the Agreement amounted to $36,483, which constituted .25% of the Portfolio's aggregate average daily net assets during the fiscal year. Of the $36,483 paid by the Fund under the Agreement, the entire amount was paid to broker-dealers and other financial intermediaries for distribution assistance.

    Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers, depository institutions or other financial intermediaries and at the same time to permit the Principal Underwriter to compensate such broker-dealers, including Donaldson, Lufkin & Jenrette Securities Corp. and its Pershing Division, affiliates of the Adviser, depository institutions or other financial intermediaries in connection with the sale of such shares or the provision of administrative or other services to the holders of such shares. The distribution services fee for a Portfolio is an amount equal to, on an annualized basis,
 .10% of the aggregate average daily net assets attributable to the Class B shares of the Portfolio and .25% of the aggregate average daily net assets attributable to the Class C shares of the Portfolio.

    The Agreement became effective on July 22, 1992, and was amended to become effective with respect to shares in the Treasury Portfolio and the Class B shares and Class C shares of the other Portfolios on June 29, 1998. The Agreement will continue in effect until December 31, 1999 and thereafter with respect to a class of shares of a Portfolio, provided, however, that such continuance with respect to that class is specifically approved annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the Act) of that class, and in either case, by a majority of the Directors of the Fund who are not parties to this agreement or interested persons, as defined in the Act, of any such party (other than as trustees of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. In the event that the Agreement is terminated or not continued with respect to the Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

    All material amendments to the Agreement will become effective only upon approval as provided in the preceding paragraph; and the Agreement may not be amended in order to increase materially the costs that the Fund may bear pursuant to the Agreement without the approval of a majority of the holders of the outstanding voting shares of the Fund or the class or classes of the Fund affected. The Agreement may be terminated (a) by the Fund without penalty at any time by a majority vote of the holders of the Fund's outstanding voting securities, voting separately by class, or by a majority vote of the disinterested Directors or
(b) by the Principal Underwriter. To terminate the Agreement, any party must give the other parties 60 days' written notice; to terminate the Rule 12b-1 Plan only, the Fund is not required to give prior notice to the Principal Underwriter. The Agreement will terminate automatically in the event of its assignment.

Transfer Agency Agreement

    Alliance Fund Services, Inc. ("AFS"), P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Distributors, Inc. ("AFD"), 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. AFS, an indirect wholly-owned subsidiary of Alliance, receives a minimum transfer agency fee per month for each of the Class A shares, Class B shares and Class C shares of the Fund, plus reimbursement for out-of-pocket expenses.

____________________________________________________________

             PURCHASE AND REDEMPTION OF SHARES
____________________________________________________________

    The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of a Portfolio's shares to the public in response to conditions in the securities markets or for other reasons.

    Shareholders maintaining accounts in a Portfolio of the Fund through brokerage firms, depository institutions or other financial intermediaries should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution.

    Except with respect to telephone orders, investors whose payment in Federal Funds or bank wire monies are received by State Street Bank by 4:00 p.m. (Eastern time) will become shareholders on, and will receive the dividend declared, that day, with respect to the Prime, Government and Treasury Portfolios. An investor's purchase order with respect to the Tax-Free Portfolio must be received by State Street Bank by 12:00 Noon (Eastern time). A telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is received by AFS by 4:00 p.m. (Eastern time) and Federal Funds or bank wire monies are received by State Street bank prior to 4:00 p.m. (Eastern time) of such day, with respect to the Prime, Government and Treasury Portfolios. With respect to the Tax-Free Portfolio, a telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is received by AFS by 12:00 Noon (Eastern time) and Federal Funds or bank wire monies are received by State Street bank prior to 12:00 Noon (Eastern time) of such day. Federal Funds are a bank's deposits in a Federal Reserve Bank.
These Funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available Funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

    All shares purchased are confirmed monthly to each shareholder and are credited to his or her account at net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, stock certificates, for which no charge is made, are not issued except upon the written request of the shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal. The Fund reserves the right to reject any purchase order.

    The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

    A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday exclusive of national holidays on which the New York Stock Exchange is closed and of Good Friday and Martin Luther King, Jr. Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wire redemptions can become effective because Federal Funds cannot be received or sent by State Street Bank. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his cost, depending on the market value of the securities held by the Fund at such time and the income earned.

____________________________________________________________

    DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
____________________________________________________________

    All net income of each Portfolio, except the Tax-Free Portfolio, is determined at 12:00 Noon and 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of that Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. All net income of the Tax-Free Portfolio is determined at 12:00 Noon (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of the Tax-Free Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

    A Portfolio's net income consists of all accrued interest income on assets less expenses allocable to that Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses of each Portfolio are reflected in its net asset value and are not included in net income. Net asset value per share of each Portfolio is expected to remain constant at $1.00 since all net income of each Portfolio is declared as a dividend each time net income is determined and net realized gains and losses, if any, are expected to be relatively small.

    The valuation of each Portfolio's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of a Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

    The Fund maintains procedures designed to maintain, to the extent reasonably possible, the price per share of each Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of a

Portfolio's portfolio holdings by the Directors at such intervals as they deem appropriate to determine whether and to what extent the net asset value of each Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

    The net asset value of the shares of each Portfolio, except the Tax-Free Portfolio, is determined each Fund business day (and on such other days as the Directors deem necessary) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value of the shares of the Tax-Free Portfolio is determined each Fund business day (and on such other days as the Directors deem necessary) at 12:00 Noon (Eastern time). The net asset value per share of a Portfolio is calculated by taking the sum of the value of the Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

____________________________________________________________

                           TAXES
____________________________________________________________

Federal Income Tax Considerations

    The Prime, Government, Tax-Free and Treasury Portfolios intend to qualify for each taxable year as "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the investment company taxable income and net capital gains distributed to their shareholders. Since each Portfolio of the Fund distributes all of its investment company taxable income and net capital gains, each Portfolio should thereby avoid all Federal income and excise taxes.

    Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since each Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations. Long-term capital gains, if any, distributed by a Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he may have held his shares. Any loss realized on shares held for six months or less will be treated as a long-term loss for

Federal income tax purposes to the extent of any long-term capital gain distributions received on such shares. Distributions of short and long-term capital gains, if any, are normally made once each year shortly before the close of the Fund's fiscal year, although such distributions may be made more frequently if necessary in order to maintain the Portfolio's net asset value at $1.00 per share.

    With respect to the Tax-Free Portfolio, for shareholder's Federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by such Portfolio generally is not subject to Federal income tax. Any loss realized on shares of the Tax-Free Portfolio that are held for six months or less will not be realized for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. Shareholders of the Tax-Free Portfolio may be subject to state and local taxes on distributions. Each investor should consult his own tax adviser to determine the status of distributions in his particular state or locality. See, however, above "Alternative Minimum Tax."

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax-Free Portfolio is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed Funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed Funds even though those Funds are not directly linked to the shares. Further, with respect to the Tax-Free Portfolio, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Internal Revenue Code) should consult their tax advisers before purchasing shares of the Tax-Free Portfolio.

    Substantially all of the dividends paid by the Tax-Free Portfolio are anticipated to be exempt from Federal income taxes. Shortly after the close of each calendar year, a notice is sent to each shareholder advising him of the total dividends paid into his or her account for the year and the portion of such total that is exempt from Federal income taxes. This portion is determined by the ratio of the tax-exempt income to total income for the entire year and, thus, is an annual average rather than day-by-day determination for each shareholder.

____________________________________________________________

                    GENERAL INFORMATION
____________________________________________________________

    Portfolio Transactions. Subject to the general supervision of the Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Portfolios.
Because the Portfolios invest in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Portfolio's shares since the portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters;
transactions with dealers normally reflect the spread between bid and asked prices.

    The Portfolios have no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of each Portfolio to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with a Portfolio. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

Capitalization

    All shares of each Portfolio participate equally in dividends and distributions from that Portfolio, including any distributions in the event of a liquidation. Each share of a Portfolio is entitled to one vote for all purposes. Shares of all classes vote for the election of Directors and on any other matter that affects all Portfolios in substantially the same manner as a single class, except as otherwise required by law. As to matters affecting each

Portfolio differently, such as approval of the Advisory Agreement, shares of each Portfolio vote as a separate class. There are no conversion or preemptive rights in connection with any shares of the Fund. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the Act and in the Fund's By-Laws, will be available to shareholders of each Portfolio. Special meetings of stockholders for any purpose may be called by 10% of its outstanding shareholders. All shares of each Portfolio when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a class may not be modified except by the vote of a majority of the outstanding shares of such class.

    The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of another class would be governed by the Act and Maryland law.

    As of the close of business on August 16, 1999, there were 1,829,549,988 shares of the Prime Portfolio Class A,
957,647,375 shares of the Prime Portfolio Class B,
42,718,728 shares of the Prime Portfolio Class C;
356,942,456 shares of the Government Portfolio Class A,
277,186,560 shares of the Government Portfolio Class B,
9,313,941 shares of the Government Portfolio Class C;
250,313,922 shares of the Tax-Free Portfolio Class A,
213,176,155 shares of the Tax-Free Portfolio Class B,
24,749,992 shares of the Tax-Free Portfolio Class C;  and
3,931,079 shares of the Treasury Portfolio Class A,
93,366,722 shares of the Treasury Portfolio Class B, and
3,919,638 shares of the Treasury Portfolio Class C. Set forth and discussed below is certain information as to all persons who owned of record or beneficially 5% or more of the outstanding shares of a portfolio at August 16, 1999:

                                  No. of           % of
Name and Address                  Shares           Class

Prime Portfolio Class A

Hare & Co                         105,577,267      5.77%
C/o Bank of New York
One Wall Street 5th Flr
New York, NY 10005-2500

Robertson Stephens & Co.          102,571,358      5.61%
555 California St #2600
San Francisco, CA 94104-1502

The J Fund LP                     125,431,544      6.86%
(Hellman Jordan)
75 State Street
Suite 2420
Boston, MA 02109-1807

The J Fund LP                     120,881,589      6.61%
(Hellman Jordan)
75 State Street
Suite 2420
Boston, MA 02109-1807

Prime Portfolio Class B

Pershing As Agent                 932,507,484      97.37%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Prime Portfolio Class C

Pershing As Agent                  38,076,799      89.13%
Omnibus Account
For Exclusive Benefit of Customers
I Pershing Plaza
Jersey City, NJ 07399-0002
AF

Government Portfolio Class A

Herzog Heine Geduld Inc.           79,168,466      22.18%
Firm Investment
26 Broadway
New York, NY 10004-1703

Resources Trust Company            26,793,893      7.51%
Attn Curtis Huntsman
PO Box 5900
Denver, Co 80217-5900

Davenport & Co of Virginia Inc     76,537,624      21.44%
As Agent Omnibus A/C for Exclusive
Benefit of Customers
One James Center
901 E Cary Street
Richmond, VA 23219-4057

Government Portfolio Class B

Pershing As Agent                 274,025,308      98.863%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Government Portfolio Class C

Pershing As Agent                   5,083,912      54.58%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Fall Creek Management               3,753,011      40.29%
c/o Bank of Bermuda
#7000268
570 Lexington Ave
New York, NY 10022-6837

Tax Portfolio Class A

Synopsys Inc.                      24,080,000      9.62%
700 East Middlefield Rd
Mt View, CA 94043-4033

Tax-Free Portfolio Class B

Pershing As Agent                 211,655,464      99.29%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Tax-Free Portfolio Class C

Pershing As Agent                  24,749,992      100%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Treasury Portfolio Class A

Hare & Co                           2,714,454      69.05%
C/o Bank of New York
One Wall Street 5th Flr
New York, NY 10005-2500

Richard Angle Trust                   540,056      13.74%
c/o Bank of Bermuda NY
Acct #6000475
57O Lexington Ave
New York, NY 10022-6837

Laurene M. Degroff                    366,746      9.33%
120 E Miami Ave
Wildwood Crst, NJ 08260-3612

Treasury Portfolio Class B

Pershing As Agent                  93,366,722      100%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ 07399-0002

Treasury Portfolio Class C

Hare & Co                             904,007      23.06%
C/o Bank of New York
One Wall Street 5th Flr
New York, NY 10005-2500

Camelback Insurance Trust           2,970,759      75.79%
c/o Bank of Bermuda NY
#6000236
570 Lexington Ave
New York, NY 1002206837

    Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New York, counsel for the Fund and the Adviser. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard LLP, Baltimore, Maryland 21201, for matters relating to Maryland law.

    Accountants. PricewaterhouseCoopers LLP, New York, New York, are the independent auditors for the Fund.

    Yield Quotations and Performance Information. Advertisements containing yield quotations for one or more Portfolios for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund.
These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933.

    From time to time each Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Dividends for the Prime Portfolio Class A for the seven days ended April 30, 1999, after expense reimbursement, amounted to an annualized yield of 4.79%, equivalent to an effective yield of 4.90%. Absent such reimbursement, the annualized yield for such period would have been 4.75%, equivalent to an effective yield of 4.86%. Dividends for the Prime Portfolio Class B for the seven days ended
April 30, 1999, after expense reimbursement, amounted to an annualized yield of 4.69%, equivalent to an effective yield of 4.80%. Absent such reimbursement, the annualized yield for such period would have been 4.63%, equivalent to an effective yield of 4.74%. Dividends for the Prime Portfolio Class C for the seven days ended April 30, 1999, after expense reimbursement, amounted to an annualized yield of 4.54%, equivalent to an effective yield of 4.64%. Absent such reimbursement, the annualized yield for such period would have been 4.48%, equivalent to an effective yield of 4.58%.

    Dividends for the Government Portfolio Class A for the seven days ended April 30, 1999, after expense reimbursement, amounted to an annualized yield of 4.68%, equivalent to an effective yield of 4.79%. Absent such reimbursement, the annualized yield for such period would have been 4.59%, equivalent to an effective yield of 4.70%. Dividends for the Government Portfolio Class B for the seven days ended April 30, 1999, after expense reimbursement, amounted to an annualized yield of 4.58%, equivalent to an effective yield of 4.69%. Absent such reimbursement, the annualized yield for such period would have been 4.47%, equivalent to an effective yield of 4.58%. Dividends for the Government Portfolio Class C for the seven days ended April 30, 1999, after expense reimbursement, amounted to an annualized yield of 4.43%, equivalent to an effective yield of 4.53%. Absent such reimbursement, the annualized yield for such period would have been 4.32%, equivalent to an effective yield of 4.42%.

    Dividends for the Tax-Free Portfolio Class A for the seven days ended April 30, 1999, after expense reimbursement, amounted to an annualized yield of 3.49%, equivalent to an effective yield of 3.55% and a tax equivalent yield of 5.78%. Absent such reimbursement, the annualized yield for such period would have been 3.41%, equivalent to an effective yield of 3.47%. Dividends for the Tax-Free Portfolio Class B for the seven days ended
April 30, 1999, after expense reimbursement, amounted to an annualized yield of 3.40%, equivalent to an effective yield of 3.45% and a tax equivalent yield of 5.63%. Absent such reimbursement, the annualized yield for such period would have been 3.28%, equivalent to an effective yield of 3.33%. Dividends for the Tax-Free Portfolio Class C for the seven days ended
April 30, 1999, after expense reimbursement, amounted to an annualized yield of 3.24%, equivalent to an effective yield of 3.30% and a tax equivalent yield of 5.36%. Absent such reimbursement, the annualized yield for such period would have been 3.12%, equivalent to an effective yield of 3.18%.

    Dividends for the Treasury Portfolio Class A for the seven days ended April 30, 1999, after expense reimbursement, amounted to an annualized yield of 4.48%, equivalent to an effective yield of 4.58%. Absent such reimbursement, the annualized yield for such period would have been 3.26%, equivalent to an effective yield of 3.36%. Dividends for the Treasury Portfolio Class B for the seven days ended April 30, 1999, after expense reimbursement, amounted to an annualized yield of 4.38%, equivalent to an effective yield of 4.48%. Absent such reimbursement, the annualized yield for such period would have been 3.60%, equivalent to an effective yield of 3.70%. Dividends for the Treasury Portfolio Class C for the seven days ended April 30, 1999, after expense reimbursement, amounted to an annualized yield of 4.23%, equivalent to an effective yield of 4.32%.
Absent such reimbursement, the annualized yield for such period would have been 3.69%, equivalent to an effective yield of 3.78%.

    Yield quotations for a Portfolio are thus determined by
(i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of such Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. A Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula: effective yield = [(base period return + 1) 365/7] - 1.

____________________________________________________________

                           APPENDIX A
                COMMERCIAL PAPER AND BOND RATINGS
____________________________________________________________

Municipal and Corporate Bonds

    The two higher ratings of Moody's Investors Service, Inc. ("Moody"s) for municipal and corporate bonds are Aaa an Aa.
Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

    The two highest ratings of Standard & Poor's for municipal and corporate bonds AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to debt obligation.
Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or Minus (-) sign to show relative standing within rating category.

Short-Term Municipal Securities

    Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of Funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

    Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's stated that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Issues rate SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

    "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow an asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rates "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

____________________________________________________________

                           APPENDIX B
               DESCRIPTION OF MUNICIPAL SECURITIES
____________________________________________________________

    Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less.
They include the following:

    1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

    2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales use and business taxes, and are payable from these specific future taxes.

    3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing
         Programs.

    4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

    5. Construction Loan Notes are sold to provide construction financing. After successful completion and Acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

    6. Tax-Exempt Commercial Paper is a short-term obligation with a state maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

    Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

    1. General Obligation Bonds are issued by such entities as states, countries, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

    2. Revenue Bonds generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise of other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

    3. Industrial Development Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS


STATEMENT OF NET ASSETS
APRIL 30, 1999              ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-----------------------------------------------------------------------------
           COMMERCIAL PAPER-48.6%
           ASSOCIATES CORP. OF
           NORTH AMERICA
$ 36,000   5/27/99                                 4.88%    $    35,873,120
           AUSTRALIA NEW ZEALAND
           DELAWARE
  25,000   6/28/99                                 4.80          24,806,667
           BANCO SANTANDER PR
  25,000   7/13/99                                 4.82          24,755,653
  13,787   5/11/99                                 4.88          13,768,311
           BANK OF AMERICA
  55,000   6/08/99                                 4.88          54,716,689
  25,000   5/11/99                                 4.93          24,965,764
           BANK OF NOVA SCOTIA
  25,000   5/24/99                                 4.84          24,922,694
           BANQUE CAISSE
           D'EPARGNE L'ETAT
  48,500   7/08/99                                 4.81          48,059,351
  20,000   8/12/99                                 4.82          19,724,189
           BANQUE GENERALE DU
           LUXEMBOURG
  10,000   6/14/99                                 4.81           9,941,211
  80,000   9/15/99                                 4.86          78,520,400
           BIL NORTH AMERICA, INC.
  25,000   9/15/99                                 4.82          24,541,430
  16,500   7/15/99                                 4.83          16,333,969
           CAISSE CENTRALE JARDINS
           DU QUEBEC
  23,000   6/07/99                                 4.83          22,885,824
           CS FIRST BOSTON,
           GUERNSEY
  35,000   6/15/99 (a)                             4.85          34,787,813
  20,000   9/09/99 (a)                             4.87          19,645,572
           CS FIRST BOSTON, INC.
  15,000   6/14/99 (a)                             4.85          14,911,083
           DEN DANSKE CORP.
  30,000   6/29/99                                 4.84          29,762,279
           FIRST CHICAGO FINANCIAL
           CORP.
  10,000   6/28/99                                 4.84           9,922,022
  10,250   6/29/99                                 4.85          10,168,527

  15,000   9/16/99                                 4.85          14,721,125
           FORD MOTOR CREDIT
           CORP.
  30,000   6/09/99                                 4.86          29,842,050
           GENERAL ELECTRIC
           FINANCIAL ASSURANCE
  15,000   6/11/99                                 4.85          14,917,146
           GENERALE BANK
  14,688   6/16/99                                 4.84          14,597,163
           GOVERNMENT
           DEVELOPMENT BANK OF
           PUERTO RICO
  20,000   7/13/99                                 4.82          19,804,522
  20,000   6/21/99                                 4.87          19,862,017
           J.P. MORGAN & CO.
  50,000   7/07/99                                 4.81          49,552,403
  40,000   9/27/99                                 4.83          39,200,366
           MORGAN STANLEY
           GROUP, INC.
  75,000   6/15/99                                 4.84          74,546,250
           NATIONAL CITY CORP.
  20,000   5/10/99                                 4.95          19,975,250
           SHEFFIELD RECEIVABLES
           CORP.
  10,000   5/20/99 (a)                             4.87           9,974,297
           SOCIETE GENERALE N.A.,
           INC.
  35,000   6/23/99                                 4.84          34,750,863
           UBS FINANCE DELAWARE,
           INC.
  50,000   6/10/99                                 4.85          49,730,333
           UNI FUNDING, INC.
  45,000   7/15/99                                 4.82          44,548,125
           VATTENFALL TREASURY
  35,000   6/16/99                                 4.80          34,785,333
  25,000   9/15/99                                 4.82          24,541,430
  10,000   6/16/99                                 4.84           9,938,156
  15,000   6/16/99                                 4.85          14,907,042
           WELLS FARGO CORP.
  30,000   6/15/99                                 4.80          29,820,000
           Total Commercial Paper
           (amortized cost $1,093,026,439)                    1,093,026,439
           CORPORATE
           OBLIGATIONS-20.2%
           ALLMERICA FINANCIAL
           LIFE INSURANCE CO. FRN
  20,000   4.94%, 2/05/00                          4.94          20,000,000
           ALLSTATE LIFE INSURANCE
           FUNDING AGREEMENT FRN
  25,000   4.95%, 5/01/00 (b)                      4.95          25,000,000
  25,000   4.99%, 5/01/99 (b)                      4.99          25,000,000

           AMERICAN GENERAL LIFE
           INSURANCE CO.
  20,000   4.94%, 9/01/99                          4.94          20,000,000
           COMBINED INSURANCE
           CO. OF AMERICA
  20,000   4.98%, 7/27/99                          4.98          20,000,000

                            ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-----------------------------------------------------------------------------
           CS FIRST BOSTON, INC.
$ 12,000   4.87%, 6/08/99 FRN (a)                  4.91%    $    11,999,497
           GENERAL AMERICAN
           FUNDING CORP. FRN
  85,000   5.14%, 7/09/99                          5.14          85,000,000
           HARTFORD LIFE, INC.
  40,000   4.94%, 3/16/00 (b)                      4.94          40,000,000
           MERRILL LYNCH & CO.,
           INC.
  35,000   4.89%, 6/01/99 FRN                      4.89          35,000,000
  25,000   5.00%, 9/30/99 FRN                      5.00          25,000,000
  10,000   5.09%, 2/07/00 MTN                      5.09          10,000,000
           PRUDENTIAL INSURANCE
           CO. OF AMERICA FUNDING
           AGREEMENT
  16,000   4.95%, 11/30/00 FRN                     4.95          16,000,000
           SECURITY BENEFIT LIFE
           INSURANCE CO.
  30,000   5.09%, 9/14/99                          5.09          30,000,000
           SIGMA FINANCE FRN
  25,000   4.94%, 9/15/99 (a)                      4.94          25,000,000
  20,000   5.00%, 9/15/99 (a)                      5.00          20,000,000
           TRAVELERS LIFE FUNDING
           AGREEMENT FRN
  20,000   4.91%, 4/14/00                          4.91          20,000,000
  25,000   4.95%, 10/21/99 (b)                     4.95          25,000,000
           Total Corporate Obligations
           (amortized cost $452,999,497)                        452,999,497
           CERTIFICATES OF
           DEPOSIT-11.6%
           BAYERISCHE LANDESBANK
           FRN
  60,000   4.89%, 3/30/00                          4.95          59,967,629
           CREDIT COMMUNAL DE
           BELGIQUE
  50,000   4.90%, 6/15/99                          4.90          50,000,000
           NATIONAL WESTMINSTER
           BANK FRN
  35,000   4.88%, 4/17/00                          4.94          34,981,082
           NORDEUTSCHE LANDESBANK
  10,000   5.66%, 7/27/99                          5.71           9,998,858
           RABOBANK NEDERLAND
  10,000   5.65%, 7/26/99                          5.70           9,998,871
           STATE STREET BANK &
           TRUST CO.

  20,000   4.95%, 9/13/99                          4.95          20,000,000
           TORONTO DOMINION BANK
  15,000   5.07%, 2/17/00                          5.10          14,995,951
  15,000   5.30%, 3/06/00                          5.34          14,995,713
           UBS FINANCE STAMFORD,
           INC.
  20,000   5.16%, 2/28/00                          5.19          19,995,205
  25,000   5.29%, 3/07/00                          5.12          25,029,772
           Total Certificates of Deposit
           (amortized cost $259,963,081)                        259,963,081
           U.S. GOVERNMENT &
           AGENCY OBLIGATIONS-6.1%
           FEDERAL HOME LOAN
           BANK
  21,325   5.00%, 2/10/00                          5.00          21,325,000
           FEDERAL NATIONAL
           MORTGAGE ASSOCIATION
           FRN
  35,000   4.87%, 5/21/99                          4.95          34,998,512
           STUDENT LOAN MARKETING
           ASSOCIATION FRN
  15,000   5.13%, 11/24/99                         5.16          14,997,448
  40,000   5.16%, 2/04/00                          5.18          39,994,016
  25,000   5.21%, 11/09/99                         5.27          24,992,241
           Total U.S. Government &
           Agency Obligations
           (amortized cost $136,307,217)                        136,307,217
           BANK OBLIGATIONS-5.3%
           ABBEY NATIONAL
           TREASURY SERVICES FRN
  35,000   4.80%, 7/15/99                          4.87          34,995,438
           LASALLE NATIONAL BANK
  25,000   4.90%, 6/15/99                          4.90          25,000,000
  15,000   4.90%, 6/22/99                          4.90          15,000,000
           ROYAL BANK OF CANADA
           FRN
  45,000   5.01%, 8/25/99                          5.09          44,988,816
           Total Bank Obligations
           (amortized cost $119,984,254)                        119,984,254
           PROMISSORY NOTES-4.5%
           GOLDMAN SACHS
           GROUP LP
  30,000   4.95%, 8/02/99 (a)                      4.95          30,000,000
  30,000   4.98%, 5/24/99 (a)                      4.98          30,000,000
  40,000   4.98%, 10/12/99 (a)                     4.98          40,000,000
           Total Promissory Notes
           (amortized cost $100,000,000)                        100,000,000

STATEMENT OF NET ASSETS
(CONTINUED)                 ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-----------------------------------------------------------------------------
           TIME DEPOSIT-3.9%
           BANK OF MONTREAL
$ 86,700   5.00%, 5/03/99
           (amortized
           cost $86,700,000)                       5.00%    $    86,700,000
           TOTAL INVESTMENTS-100.2%
           (amortized
           cost $2,248,980,488)                               2,248,980,488
           Other assets less
           liabilities-(0.2%)                                    (3,715,820)
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           1,671,016,155 Class A shares;
           536,066,979 Class B shares
           and 38,318,343 Class C
           shares outstanding)                              $ 2,245,264,668

See Glossary of Terms on page 16.

See notes to financial statements.

STATEMENT OF NET ASSETS
APRIL 30, 1999         ALLIANCE INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_____________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-----------------------------------------------------------------------------
           U.S. GOVERNMENT &
           AGENCY OBLIGATIONS-80.5%
           FEDERAL HOME LOAN
           MORTGAGE CORP.-24.1%
$  5,300   5/25/99                                 4.75%    $     5,283,323
   7,000   7/13/99                                 4.78           6,933,002
2,000   5/18/99                                 4.79           1,995,504
   2,000   5/20/99                                 4.79           1,994,976
   3,000   5/24/99                                 4.79           2,990,896
   5,000   5/28/99                                 4.79           4,982,188
   5,300   8/23/99                                 4.79           5,220,951
   5,500   8/10/99                                 4.80           5,427,168
   5,300   8/13/99                                 4.80           5,227,732
   6,000   8/20/99                                 4.80           5,912,680
   3,000   5/18/99                                 4.81           2,993,228
   5,000   6/23/99                                 4.81           4,965,035
  10,000   6/25/99                                 4.81           9,927,736
   5,000   7/06/99                                 4.81           4,956,458
   5,300   9/13/99                                 4.81           5,206,389
   5,000   5/14/99                                 4.82           4,991,351
   6,000   6/11/99                                 4.82           5,967,405
   7,500   7/09/99                                 4.83           7,431,642
   2,000   7/16/99                                 4.83           1,979,902
   2,200   5/26/99                                 4.84           2,192,667
   3,390   7/14/99                                 4.85           3,356,691
   4,000   8/06/99                                 4.85           3,948,752
   5,000   10/01/99                                4.86           4,899,275
   9,517   5/14/99                                 4.87           9,500,676
   5,000   6/04/99                                 4.88           4,977,428
   5,400   5/06/99                                 4.93           5,396,377
                                                                128,659,432
           STUDENT LOAN
           MARKETING
           ASSOCIATION-22.9%
   4,500   4.59%, 7/12/99 FRN                      4.95           4,496,728
  24,000   5.04%, 7/15/99 FRN                      5.04          24,000,000
  15,000   5.10%, 6/30/99 FRN                      5.11          14,999,757
   4,000   5.11%, 6/17/99 FRN                      5.11           4,000,000
  10,000   5.11%, 12/03/99 FRN                     5.15           9,997,633
  15,000   5.11%, 2/14/00 FRN                      5.17          14,993,024
  10,000   5.13%, 11/24/99 FRN                     5.16           9,998,299
  15,000   5.14%, 9/30/99 FRN                      5.14          15,000,000

  15,000   5.16%, 2/04/00 FRN                      5.18          14,997,756
  10,000   5.21%, 11/09/99 FRN                     5.27           9,996,896
                                                                122,480,093
           FEDERAL NATIONAL
           MORTGAGE
           ASSOCIATION-15.7%
   2,000   4.59%, 9/22/99 FRN                      5.40           1,993,561
  10,500   4.87%, 5/21/99 FRN                      4.95          10,499,554
   9,000   5.00%, 5/05/00 MTN                      5.10           8,989,560
   3,500   5.04%, 4/06/00 MTN                      5.10           3,497,538
   6,665   5/10/99                                 4.69           6,657,202
   9,000   6/18/99                                 4.81           8,943,240
   5,000   6/22/99                                 4.82           4,965,550
   3,000   7/30/99                                 4.84           2,964,300
  13,000   6/10/99                                 4.85          12,931,333
   3,000   7/22/99                                 4.87           2,967,542
   7,500   9/17/99                                 4.88           7,362,158
   8,000   5/17/99                                 4.90           7,982,933
   4,000   5/05/99                                 4.93           3,997,853
                                                                 83,752,324
           FEDERAL HOME            LOAN BANK-15.1%
   2,000   4.90%, 8/12/99 FRN                      5.41           1,997,144
   5,000   4.92%, 8/18/99 FRN                      4.97           4,999,253
   7,000   5.06%, 12/01/99 FRN                     5.14           6,996,979
   5,000   6/30/99                                 4.87           4,960,417
  20,000   2/10/00                                 5.00          19,999,610
   5,500   2/25/00                                 5.00           5,497,875
   7,000   3/03/00                                 5.03           6,998,165
   2,000   2/17/00                                 5.07           1,998,144
   2,000   2/18/00                                 5.07           1,998,138
  14,000   3/17/00                                 5.12          14,000,000
   3,000   3/03/00                                 5.15           2,998,692
   8,000   3/08/00                                 5.23           7,994,885
                                                                 80,439,302
           FEDERAL FARM
           CREDIT BANK-2.7%
   2,000   5.43%, 8/02/99 MTN                      4.96           2,001,732
   3,200   6/30/99                                 4.87           3,174,667
   9,000   9/01/99                                 4.87           8,995,979
                                                                 14,172,378
           Total U.S. Government &
           Agency Obligations
           (amortized cost $429,503,529)                        429,503,529
           REPURCHASE
           AGREEMENTS-19.1%
           ABN AMRO
  25,000   4.92%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,250 (cost $25,000,000;
           collateralized by $25,702,000
           FNMA, 5.94%, 10/15/01,
           value $25,430,873) (c)                  4.92          25,000,000
           PAINE WEBBER, INC.
  25,000   4.93%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,271 (cost $25,000,000;
           collateralized by $25,576,000
           FNMA, 6.50%, 5/01/29,
           value $25,645,978) (c)                  4.93          25,000,000
           PARIBAS CORP.
  25,000   4.92%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,250 (cost $25,000,000;
           collateralized by $24,786,000
           FNMA, 7.06%, 8/14/07,
           value $25,405,828) (c)                  4.92          25,000,000

STATEMENT OF NET ASSETS
(CONTINUED)             ALLIANCE INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT   (000)   SECURITY                               YIELD
VALUE
------------------------------------------------------------------------------
           PRUDENTIAL SECURITIES, INC.
$ 25,000   4.91%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,229 (cost $25,000,000;
           collateralized by $27,335,000
           FNMA, 6.00%, 9/01/13,
           value $25,600,964) (c)                  4.91%    $    25,000,000
           STATE STREET BANK AND TRUST CO.
   2,100   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,100,831 (cost $2,100,000;
           collateralized by $2,090,000
           U.S. Treasury Note,
           5.50%, 12/31/00,
           value $2,143,776)(c)                    4.75           2,100,000
           Total Repurchase
           Agreements
           (amortized cost $102,100,000)                        102,100,000
           TOTAL INVESTMENTS-99.6%
           (amortized cost $531,603,529)                        531,603,529
           Other assets less
           liabilities-0.4%                                       2,091,436
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           394,500,284 Class A shares;
           136,101,347 Class B shares
           and 3,223,494 Class C
           shares outstanding)                              $   533,694,965

See Glossary of Terms on page 16.

See notes to financial statements.

STATEMENT OF NET ASSETS
APRIL 30, 1999           ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
-----------------------------------------------------------------------------
           MUNICIPAL BONDS-91.1%
           ALABAMA-2.0%
           ARAB IDB
           (SCI Manufacturing, Inc.)
           Series '89 VRDN
$    150   8/01/00 (e)                             5.25%           $150,000
           DECATUR IDA
           PCR: (Amoco Chemical
           Project)
           Series '95 AMT VRDN
   5,000   5/01/25 (e)                             4.30           5,000,000
           SELMA IDR
           (Specialty Minerals
           Project)
           Series '94 VRDN
   4,000   11/01/09 (e)                            4.05           4,000,000
                                                                  9,150,000
           ALASKA-3.3%
           ALASKA HOUSING
           FINANCE CORP.
           (University of Alaska)
           Series '97A VRDN
   7,205   12/01/27 (e)                            4.05           7,205,000
           ANCHORAGE
           Electric Utility Revenue
           Series D VRDN
   3,330   12/01/26 (e)                            4.05           3,330,000
           NORTH SLOPE ALASKA BOND
           Series B FSA
   4,350   6/30/99                                 3.00           4,371,871
                                                                 14,906,871
           ARIZONA-2.0%
           APACHE COUNTY IDR
           (Tucson Electric Power
           Co. Project)
           Series '83C VRDN
   8,900   12/15/18 (e)                            4.00           8,900,000
           ARKANSAS-1.5%
           ARKANSAS HOSPITAL
           EQUIPMENT FINANCE
           AUTHORITY
           (AHA Pooled Financing
           Program)
           Series '98A VRDN

   6,700   11/01/28 (e)                            4.05           6,700,000
           CALIFORNIA-2.6%
           SAN DIEGO MFHR
           (Paseo Point Apartments)
           Series A VRDN
   5,250   8/01/15 (e)                             3.85           5,250,000
           STUDENT EDUCATION
           LOAN MARKET CORP.
           California Student Loan
           Revenue
           Series '93A VRDN
   6,500   11/01/02 (e)                            4.05           6,500,000
                                                                 11,750,000
           COLORADO-2.4%
           DOUGLAS COUNTY MFHR
           (Autumn Chase Project)
           Series '85 VRDN
  10,950   7/01/06 (e)                             3.90          10,950,000
DELAWARE-2.8%
           DELAWARE ECONOMIC
           DEVELOPMENT AUTHORITY
           (Delmarva Power & Light)
           Series '93C VRDN
   8,150   10/01/28 (e)                            4.20           8,150,000
           DELAWARE IDR
           (Delmarva Power & Light)
           Series '88 AMT VRDN
   4,500   10/01/17 (e)                            4.40           4,500,000
                                                                 12,650,000
           DISTRICT OF COLUMBIA-6.6%
           DISTRICT OF COLUMBIA
           (American Society for
           Micro Biology)
           Series '99A VRDN
   3,000   1/01/29 (e)                             3.95           3,000,000
           DISTRICT OF COLUMBIA
           (Resources For The
           Future, Inc.)
           Series '98 VRDN
   4,200   8/01/29 (e)                             4.05           4,200,000
           DISTRICT OF COLUMBIA GO
           Series '92A-1 VRDN
   4,300   10/01/07 (e)                            4.30           4,300,000
           Series '92A-4 VRDN
   2,600   10/01/07 (e)                            4.30           2,600,000
           Series '92A-5 VRDN
   4,000   10/01/07 (e)                            4.30           4,000,000
           Series '92A-6 VRDN
  11,900   10/01/07 (e)                            4.30          11,900,000
                                                                 30,000,000
           FLORIDA-8.1%

           BROWARD COUNTY
           HOUSING REVENUE
           MFHR
           (Margate Investments
           Project) VRDN
   4,000   11/01/05 (e)                            4.05           4,000,000
           HIGHLANDS COUNTY
           HEALTH FACILITIES
           (Adventist/Sunbelt)
           Series A VRDN
   4,000   11/15/26 (e)                            4.05           4,000,000
           JACKSONVILLE IDR
           (St. John's Medical
           Investors)
           Series '96 VRDN
   1,930   1/01/15 (e)                             4.05           1,930,000

STATEMENT OF NET ASSETS
(CONTINUED)              ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
-----------------------------------------------------------------------------
           MARION COUNTY
           HFA MFHR
           (Summer Trace Project)
           Series '85D VRDN
$  2,300   12/01/07 (e)                            4.05%    $     2,300,000
           PALM BEACH COUNTY
           (Water & Sewer Revenue)
           VRDN
   6,300   10/01/11 (e)                            5.35           6,300,000
           PALM BEACH COUNTY
           HFA MFHR
           (Village Crossing Project)
           Series '97B VRDN
   3,300   10/01/27 (e)                            4.05           3,300,000
           TAMPA BAY WATER
           (Utility System Revenue)
           Series '98B FGIC
   3,725   10/01/99                                3.44           3,733,665
           UNIVERSITY ATHLETIC
           ASSOCIATION, INC. CAPITAL
           IMPROVEMENT REVENUE
           (University of Florida
           Stadium Project)
           Series '90 VRDN
   5,000   2/01/20 (e)                             4.30           5,000,000
           VOLUSIA COUNTY
           HFA MFHR
           (Ocean Oaks Apartments)
           Series '97B VRDN
   5,795   10/01/27 (e)                            4.05           5,795,000
                                                                 36,358,665
           GEORGIA-2.8%
           GEORGIA HFA
           (Single Family Mortgage)
           Series '98C PPB
   2,000   12/01/17 (e)                            3.20           2,000,000
           PUTNAM COUNTY IDA
           (Georgia Power Co.
           Plant Project 2nd)
           Series '97 VRDN
   4,200   9/01/29 (e)                             4.30           4,200,000
           SAVANNAH ECONOMIC
           DEVELOPMENT AUTHORITY
           (Georgia Kaolin)

           Series '97 AMT VRDN
   3,000   7/01/27 (e)                             4.10           3,000,000
           THOMASTON-UPSON
           COUNTY IDR
           (De Ster Production Corp.)
           Series A AMT VRDN
   3,300   10/01/09 (e)                            4.30           3,300,000
                                                                 12,500,000
           IDAHO-0.3%
           CUSTER COUNTY SOLID
           WASTE REVENUE
           (Hecla Mining Co. Project)
           Series '97 AMT VRDN
   1,300   7/01/07 (e)                             4.15           1,300,000
           ILLINOIS-6.9%
           CHICAGO SCHOOL FINANCE
           AUTHORITY
           Series A FGIC
   5,000   6/01/99                                 2.98           5,006,200
           DES PLAINES COOK
           COUNTY IDR
           (CP Partners LLC Project)
           Series '97A VRDN
   6,730   11/01/15 (e)                            4.05           6,730,000
           ELMHURST HOSPITAL
           REVENUE
           (Joint Comm. Health Org.)
           Series '88 VRDN
   8,940   7/01/18 (e)                             4.00           8,940,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (D.E. Akin Seed Project)
           AMT VRDN
   1,000   11/01/04 (e)                            4.20           1,000,000
           ILLINOIS HEALTH FACILITIES
           AUTHORITY
           (Northwest Community
           Hospital)
           Series '85C VRDN
   7,700   10/01/15 (e)                            4.05           7,700,000
           VERNON HILLS IDR
           (Kinder Care Center)
           VRDN
     550   2/01/01 (e)                             4.05             550,000
           WEST CHICAGO IDR
           (Acme Printing Co.)
           Series '89 AMT VRDN
   1,100   5/01/99 (e)                             5.10           1,100,000
                                                                 31,026,200
           INDIANA-4.3%
           GIBSON COUNTY IDR

           (Toyota Motor
           Manufacturing Project)
           Series '98 AMT VRDN
   2,500   1/01/28 (e)                             4.05           2,500,000
           INDIANA DEVELOPMENT
           FINANCE AUTHORITY
           Environmental
           Improvement Bond
           (USX Corp. Project)
           PPB
   3,000   12/01/22 (e)                            3.00           3,000,000
           INDIANA DEVELOPMENT
           FINANCE AUTHORITY
           REVENUE
           (Alcoa Inc. Project)
           Series '99 VRDN
  13,905   1/01/17 (e)                             4.20          13,905,000
                                                                 19,405,000

                          ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
------------------------------------------------------------------------------
           KENTUCKY-0.4%
           BARBOURVILLE COLLEGE
           REVENUE
           (Union College Project)
           Series A VRDN
$  2,000   8/01/23 (e)                             4.05%    $     2,000,000
           LOUISIANA-7.9%
           LAKE CHARLES PORT FACILITY
           (Conoco Project)
           Series '84 VRDN
   5,800   11/01/11 (e)                            4.25           5,800,000
           LOUISIANA PUBLIC
           FACILITY AUTHORITY
           (Hospital Equipment
           Finance Project)
           Series '85A VRDN
  18,000   12/01/10 (e)                            4.00          18,000,000
           SAINT CHARLES PARISH
           POLLUTION CONTROL
           REVENUE
           (Shell Oil Co. Project)
           Series '92B VRDN
   4,700   10/01/22 (e)                            4.20           4,700,000
           WEST BATON ROUGE IDR
           (Dow Chemical #3)
           Series '94B VRDN
   7,100   12/01/16 (e)                            4.30           7,100,000
                                                                 35,600,000
           MAINE-2.0%
           BIDDEFORD REVENUE
           (DK Associates & Volk
           Packaging Project)
           Series '97 AMT VRDN
   5,305   7/01/17 (e)                             4.15           5,305,000
           MAINE FINANCE AUTHORITY
           (Barber Foods, Inc.)
           Series '90B AMT VRDN
   1,265   12/01/06 (e)                            4.25           1,265,000
           WESTBROOK IDA
           (D & G Group Project)
           AMT VRDN
   2,690   5/01/17 (e)                             4.15           2,690,000
                                                                  9,260,000
           MINNESOTA-0.3%
           COTTAGE GROVE

           (Minnesota Mining &
           Manufacturing Co.
           Project) VRDN
   1,000   8/01/12 (e)                             3.76           1,000,000
           EDEN PRAIRIE IDA
           (Kinder Care Project)
           Series C VRDN
     465   2/01/01 (e)                             4.05             465,000
                                                                  1,465,000
           MISSISSIPPI-0.5%
           MISSISSIPPI BUSINESS
           AUTHORITY
           (Triton Systems, Inc.)
           Series '98A AMT VRDN
   2,500   12/01/13 (e)                            4.20           2,500,000
           MISSOURI-0.7%
           BLUE SPRINGS IDA
           (Kinder Care Project)
           Series C VRDN
     540   2/01/01 (e)                             4.05             540,000
           BOONE COUNTY IDA
           (Minnesota Mining &
           Manufacturing Co.
           Project)
           VRDN
     500   12/01/25 (e)                            3.45             500,000
           ST. LOUIS GENERAL
           FUND REVENUE TRAN
           Series '98
   2,000   6/30/99                                 3.65           2,002,726
                                                                  3,042,726
           NEVADA-2.4%
           WASHOE COUNTY IDR
           (Sierra Pacific Power Co.)
           Series '90 AMT VRDN
  10,800   12/01/20 (e)                            4.30          10,800,000
           NEW JERSEY-0.8%
           JERSEY CITY BAN
           (Water Notes)
           Series '98
   3,500   9/17/99                                 3.44           3,507,338
           NEW MEXICO-0.9%
           NEW MEXICO MORTGAGE
           FINANCE AUTHORITY SFMR
           Series '99 PPB
   4,000   8/03/99 (e)                             3.05           4,000,000
           OHIO-1.3%
           BUTLER COUNTY
           HEALTHCARE FACILITIES
           (Knolls of Oxford)
           Series '99 VRDN

   3,265   3/01/29 (e)                             4.10           3,265,000
           WARREN COUNTY IDR
           (Pioneer Industrial
           Components Project)
           Series '85 VRDN
   2,500   12/01/05 (e)                            5.45           2,500,000
                                                                  5,765,000
           OREGON-0.8%
           OREGON ECONOMIC
           DEVELOPMENT REVENUE
           (Kyotaru Oregon Project)
           Series '89 AMT VRDN
   3,800   12/01/99 (e)                            4.38           3,800,000

STATEMENT OF NET ASSETS
(CONTINUED)               ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
------------------------------------------------------------------------------
           PENNSYLVANIA-5.5%
           ALLEGHENY COUNTY IDR
           (United Jewish
           Federation Project)
           Series '96A VRDN
$ 11,320   10/01/26 (e)                            4.05%    $    11,320,000
           MONTGOMERY COUNTY
           HIGHER EDUCATION &
           HEALTH LOAN REVENUE
           Series '96A VRDN
   2,000   4/01/17 (e)                             4.05           2,000,000
           MONTGOMERY COUNTY IDA
           (Kinder Care Project)
           Series D VRDN
     400   10/01/00 (e)                            4.05             400,000
           PHILADELPHIA SCHOOL
           DISTRICT TRAN
           Series A
   6,000   6/30/99                                 3.63           6,005,901
           PHILADELPHIA TRAN
   5,000   6/30/99                                 3.64           5,004,871
           VENANGO IDR
           (Penzoil Co. Project)
           Series '82A VRDN
     285   12/01/12 (e)                            4.10             285,000
                                                                 25,015,772
           RHODE ISLAND-0.7%
           RHODE ISLAND HEALTH &
           EDUCATION
           (St. Andrews School)
           Series '99 VRDN
   3,000   12/01/29 (e)                            4.30           3,000,000
           SOUTH CAROLINA-4.5%
           BERKELEY COUNTY IDR
           (Nucor Corp. Project)
           Series '97 AMT VRDN
   5,400   4/01/30 (e)                             4.05           5,400,000
           Series '98 AMT VRDN
  10,700   4/01/31 (e)                             4.05          10,700,000
           HILTON HEAD ISLAND BAN
   4,000   9/14/99                                 3.10           4,005,818
                                                                 20,105,818
           TENNESSEE-0.7%
           VOLUNTEER STATE STUDENT

           LOAN REVENUE
           (Student Funding Corp.)
           Series '87A-2 AMT VRDN
   3,000   12/01/17 (e)                            4.00           3,000,000
           TEXAS-6.5%
           BRAZOS RIVER TEXAS
           HARBOR NAVIGATION
           DISTRICT
           (Merey Sweeny Project)
           Series '98 AMT VRDN
   8,700   9/01/18 (e)                             4.30           8,700,000
           GULF COAST WASTE
           DISPOSAL AUTHORITY
           (Exxon Project)
           VRDN
   5,750   6/01/20 (e)                             4.20           5,750,000
           PORT ARTHUR NAVIGATION
           DISTRICT
           (Texaco Inc. Project)
           Series '94 VRDN
   2,000   10/01/24 (e)                            4.25           2,000,000
           PORT DEVELOPMENT CORP.
           (Stolt Terminals)
           Series '89 VRDN
   2,165   1/15/14 (e)                             3.90           2,165,000
           SOUTHWEST HIGHER
           EDUCATION AUTHORITY
           (Southern Methodist
           University)
           VRDN
   3,900   7/01/15 (e)                             4.25           3,900,000
           TEXAS TRAN
   6,700   8/31/99                                 2.98           6,732,629
                                                                 29,247,629
           VERMONT-3.8%
           VERMONT HEFA
           (Capital Asset Financing
           Program)
           Series '97-1 VRDN
   8,217   6/01/22 (e)                             4.00           8,217,000
           Series '97-2 VRDN
   8,895   6/01/27 (e)                             4.00           8,895,000
                                                                 17,112,000
           VIRGINIA-3.8%
           CHESTERFIELD COUNTY IDR
           (Philip Morris Co.)
           VRDN
  15,000   4/01/09 (e)                             4.10          15,000,000
           DINWIDDIE COUNTY IDA
           (Chaparral Steel Project)
           Series '98A AMT VRDN

   1,000   9/01/28 (e)                             4.30           1,000,000
           KING GEORGE COUNTY IDA
           (Birchwood Power Project)
           Series '96 AMT VRDN
   1,200   4/01/26 (e)                             4.30           1,200,000
                                                                 17,200,000
           WASHINGTON-0.9%
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '92B AMT VRDN
   4,000   8/01/07 (e)                             4.10           4,000,000
           WEST VIRGINIA-0.4%
           KEYSER IDR
           (Keyser Associates
           Project)
           VRDN
   1,800   7/01/14 (e)                             4.05           1,800,000

                          ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
-----------------------------------------------------------------------------
           WISCONSIN-0.7%
           MANITOWOC IDR
           (Jagemann Stamping Co.)
           Series '98 AMT VRDN
$  1,618   4/01/11 (e)                             4.15%    $     1,618,000
           WAUSAU
           (Minnesota Mining &
           Manufacturing Co.
           Project)
           VRDN
   1,600   8/01/17 (e)                             3.76           1,600,000
                                                                  3,218,000
           Total Municipal Bonds
           (amortized cost $411,036,019)                        411,036,019
           COMMERCIAL PAPER-8.7%
           GEORGIA-1.6%
           MUNICIPAL ELECTRIC
           AUTHORITY
           (Project One Ban)
           Series B
   7,100   5/06/99                                 2.90           7,100,000

           ILLINOIS-1.8%
           ILLINOIS EDUCATIONAL
           FACILITIES AUTHORITY
           (Pooled Financing
           Program)
   5,000   7/29/99                                 3.10           5,000,000
   3,310   8/11/99                                 3.10           3,310,000
                                                                  8,310,000
           NEVADA-2.0%
           LAS VEGAS VALLEY WATER
           SNWA Revenue
           Supported
           Series A
   5,000   5/07/99                                 2.85           5,000,000
   4,000   5/12/99                                 2.85           4,000,000
                                                                  9,000,000
           NORTH CAROLINA-1.4%
           NORTH CAROLINA
           MUNICIPAL POWER CORP.
           (Catawba Project #1)
   6,110   5/07/99                                 3.05           6,110,000
           TEXAS-1.9%
           UNIVERSITY OF TEXAS

           BOARD OF REGENTS
           Series A
   8,500   8/25/99                                 3.15           8,500,000
           Total Commercial Paper
           (amortized cost $39,020,000)                          39,020,000
           TOTAL INVESTMENTS-99.8%
           (amortized cost $450,056,019)                        450,056,019
           Other assets less
           liabilities-0.2%                                         913,713
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           256,096,862 Class A shares;
           192,730,218 Class B shares
           and 2,226,147 Class C
           shares outstanding)                             $    450,969,732

See Glossary of Terms on page 16.

See notes to financial statements.

STATEMENT OF NET ASSETS
APRIL 30, 1999               ALLIANCE INSTITUTIONAL RESERVES - TRUST PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
------------------------------------------------------------------------------
           COMMERCIAL PAPER-44.0%
           ALLIANZ OF AMERICA
           FINANCE CORP.
$ 10,000   6/11/99 (a)                             4.84%    $     9,944,878
           ASSOCIATES CORP. OF
           NORTH AMERICA
  15,000   5/24/99                                 4.86          14,953,425
  10,000   5/26/99                                 4.88           9,966,111
           AUSTRALIA NEW ZEALAND
           DELAWARE
  10,000   6/21/99                                 4.80           9,932,000
           BANCA CRT FINANCIAL
           CORP.
  18,000   6/30/99                                 4.86          17,854,200
   4,450   5/12/99                                 4.87           4,443,378
           BANK OF AMERICA
   5,000   6/08/99                                 4.88           4,974,244
  10,000   5/11/99                                 4.93           9,986,306
           BANK OF NOVA SCOTIA
  10,000   5/24/99                                 4.84           9,969,078
           BANQUE GENERALE DU
           LUXEMBOURG
  20,000   9/15/99                                 4.86          19,630,100
           CBA FINANCE, INC.
           DELAWARE
   5,000   9/15/99                                 4.84           4,907,906
           CS FIRST BOSTON, INC.
  10,000   5/28/99 (a)                             4.85           9,963,625
  15,000   6/10/99 (a)                             4.85          14,919,167
           DEN DANSKE
   7,000   6/29/99                                 4.84           6,944,532
           EKSPORTFINANS
  20,000   5/12/99                                 4.84          19,970,422
           FIRST CHICAGO FINANCIAL
           CORP.
  10,000   6/29/99                                 4.85           9,920,514
           FORD MOTOR CREDIT
           CORP.
  10,000   6/09/99                                 4.86           9,947,350
           GENERAL ELECTRIC
           FINANCIAL ASSURANCE
   8,000   6/11/99                                 4.85           7,955,811
   5,000   6/14/99                                 4.86           4,970,300
           GENERALE BANK

   8,000   6/29/99                                 4.84           7,936,542
           GOVERNMENT
           DEVELOPMENT BANK OF
           PUERTO RICO
   5,000   7/13/99                                 4.82           4,951,131
   5,000   6/21/99                                 4.87           4,965,504
           MORGAN STANLEY GROUP,
           INC.
  25,000   6/15/99                                 4.84          24,848,750
   5,000   5/28/99                                 4.85           4,981,812
           NATIONAL CITY CORP.
   4,500   5/10/99                                 4.95           4,494,431

           SALOMON SMITH BARNEY,
           INC.
   5,000   6/10/99                                 4.84           4,973,111
           SHEFFIELD RECEIVABLES
           CORP.
  10,000   5/20/99 (a)                             4.87           9,974,297
           SHELL FINANCE
           NETHERLANDS
  20,000   8/02/99                                 4.82          19,750,967
           SOCIETE GENERALE N.A.,
           INC.
  10,000   6/23/99                                 4.84           9,928,818
           UNI FUNDING, INC.
  10,000   7/15/99                                 4.82           9,899,583
           VATTENFALL TREASURY, INC.
  10,000   6/23/99                                 4.84           9,928,744
  10,000   6/16/99                                 4.85           9,938,028
           WELLS FARGO CORP.
  22,000   6/15/99                                 4.80          21,868,000
           Total Commercial Paper
           (amortized cost $349,593,065)                        349,593,065
           U.S. GOVERNMENT &
           AGENCY OBLIGATIONS-23.4%
           FEDERAL HOME LOAN
           BANK
 154,816   4.90%, 5/03/99                          4.90         154,773,856
           FEDERAL NATIONAL
           MORTGAGE ASSOCIATION
           FRN
   7,000   4.87%, 5/21/99                          4.95           6,999,702
           STUDENT LOAN MARKETING
           ASSOCIATION FRN
   3,000   5.13%, 11/24/99                         5.16           2,999,490
  15,000   5.16%, 2/04/00                          5.18          14,997,756
   6,000   5.21%, 11/09/99                         5.27           5,998,138
           Total U.S. Government &
           Agency Obligations
           (amortized cost $185,768,942)                        185,768,942

           CORPORATE
           OBLIGATIONS-13.7%
           ALLMERICA FINANCIAL
           LIFE INSURANCE FRN
   5,000   4.94%, 2/05/00                          4.94           5,000,000
           ALLSTATE LIFE INSURANCE
           FUNDING AGREEMENT FRN
   5,000   4.97%, 9/01/99 (b)                      4.97           5,000,000
           AMERICAN GENERAL LIFE
           INSURANCE CO.
   5,000   4.94%, 9/01/99                          4.94           5,000,000
           COMBINED INSURANCE
           CO. OF AMERICA
   5,000   4.98%, 7/27/99                          4.98           5,000,000
           GENERAL AMERICAN
           FUNDING CORP. FRN
  20,000   5.14%, 7/09/99                          5.14          20,000,000
           HARTFORD LIFE
           INSURANCE CO.
  10,000   4.94%, 3/16/00                          4.94          10,000,000

                             ALLIANCE INSTITUTIONAL RESERVES - TRUST PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
------------------------------------------------------------------------------
           MERRILL LYNCH & CO.,
           INC. FRN
$  5,000   4.89%, 6/01/99                          4.89%    $     5,000,000
   8,000   5.00%, 9/30/99                          5.00           8,000,000
           PRUDENTIAL INSURANCE
           CO. OF AMERICA PPB
   4,000   4.95%, 11/30/00 (e)                     4.95           4,000,000
           SECURITY BENEFIT LIFE
           INSURANCE CO.
  20,000   5.09%, 9/14/99                          5.09          20,000,000
           SIGMA FINANCE FRN
  12,000   4.94%, 9/15/99 (a)                      4.94          12,000,000
           TRAVELERS LIFE FUNDING
           AGREEMENT FRN
   5,000   4.91%, 4/14/00                          4.91           5,000,000
   5,000   4.95%, 10/21/99 (b)                     4.95           5,000,000
           Total Corporate Obligations
           (amortized cost $109,000,000)                        109,000,000
           BANK OBLIGATIONS-6.6%
           ABBEY NATIONAL TREASURY
           SERVICES FRN
  10,000   4.80%, 7/15/99                          4.87           9,998,696
           BAYERISCHE
           LANDESBANK FRN
  18,000   4.89%, 3/30/00                          4.99          17,990,289
           LASALLE NATIONAL BANK
  10,000   4.90%, 6/15/99                          4.90          10,000,000
   5,000   4.90%, 6/22/99                          4.90           5,000,000
           ROYAL BANK OF
           CANADA FRN
  10,000   5.01%, 8/25/99                          5.09           9,997,515
           Total Bank Obligations
           (amortized cost $52,986,500)                          52,986,500
           TIME DEPOSITS-4.5%
           BANK OF MONTREAL
  20,000   5.00%, 5/03/99                          5.00          20,000,000
           WESTDEUTSCHE
           LANDESBANK
  15,500   4.94%, 5/03/99                          4.94          15,500,000
           Total Time Deposits
           (amortized cost $35,500,000)                          35,500,000

           CERTIFICATES OF
           DEPOSIT-4.0%
           HESSISCHE LANDESBANK

   5,000   5.22%, 2/29/00                          5.24           4,998,998
           NATIONAL WESTMINSTER
           BANK FRN
   7,000   4.88%, 4/17/00                          4.94           6,996,216
           STATE STREET BANK AND
           TRUST CO.
   5,000   4.95%, 9/13/99                          4.95           5,000,000
           TORONTO DOMINION BANK
   5,000   5.07%, 2/17/00                          5.10           4,998,651
   5,000   5.30%, 3/06/00                          5.34           4,998,571
           UBS FINANCE DELAWARE
   5,000   5.16%, 2/28/00                          5.19           4,998,801
           Total Certificates of Deposit
           (amortized cost $31,991,237)                          31,991,237
           PROMISSORY NOTES-3.5%
           GOLDMAN SACHS GROUP LP
  10,000   4.95%, 8/02/99 (a)                      4.95          10,000,000
   7,000   4.98%, 5/24/99 (a)                      4.98           7,000,000
  11,000   4.98%, 10/12/99 (a)                     4.98          11,000,000
           Total Promissory Notes
           (amortized cost $28,000,000)                          28,000,000
           TOTAL INVESTMENTS-99.7%
           (amortized cost $792,839,744)                        792,839,744
           Other assets less
           liabilities-0.3%                                       2,189,826
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           795,069,334 shares
           outstanding)                                        $795,029,570

See Glossary of Terms on page 16.

See notes to financial statements.

STATEMENT OF NET ASSETS
APRIL 30, 1999            ALLIANCE INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
------------------------------------------------------------------------------
           U.S. GOVERNMENT
           OBLIGATIONS-30.7%
           U.S. TREASURY BILLS-16.2%
$  5,000   6/17/99                                 4.42%    $     4,971,343
   1,500   5/27/99                                 4.50           1,495,168
     500   5/13/99                                 4.53             499,252
     500   9/16/99                                 4.53             491,471
   1,000   5/27/99                                 4.57             996,735
                                                                  8,453,969
           U.S. TREASURY NOTES-14.5%
   1,000   7/15/99                                 4.46           1,003,701
   2,000   8/31/99                                 4.55           2,007,671
   3,500   9/30/99                                 4.55           3,515,234
   1,000   5/31/99                                 4.68           1,001,132
                                                                  7,527,738
           Total U.S. Government
           Obligations
           (amortized cost $15,981,707)                          15,981,707
           REPURCHASE
           AGREEMENTS-69.0%
           ABN AMRO
   2,000   4.87%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,812 (cost $2,000,000;
           collateralized by $2,020,000
           U.S. Treasury Note,
           5.125%, 8/31/00,
           value $2,040,947) (c)                   4.87           2,000,000
           BARCLAYS DE ZOETE WEDD
           SECURITIES, INC.
   1,000   4.72%, dated 3/29/99,
           due 5/27/99 in the amount
           of $1,007,736 (cost $1,000,000;
           collateralized by $1,010,000
           U.S. Treasury Note,
           7.50%, 10/31/99,
           value $1,060,759) (c)                   4.72           1,000,000
           BEAR STEARNS CO.
   2,000   4.85%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,808 (cost $2,000,000;
           collateralized by $2,085,000
           U.S. Treasury Bond,
           5.50%, 8/15/28,
           value $2,046,337) (c)                   4.85           2,000,000
           CHASE SECURITIES, INC.
   1,000   4.70%, dated 3/30/99,
           due 5/28/99 in the amount
           of $1,007,703 (cost $1,000,000;
           collateralized by $945,000
           U.S. Treasury Note,
           7.50%, 11/15/01,
           value $1,026,211) (c)                   4.70           1,000,000
           CIBC/WOOD GUNDY, INC.
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,287,000
           U.S. Treasury Bond,
           14.00%, 11/15/11,
           value $2,036,048) (c)                   4.75           2,000,000
           DEUTSCHE BANK
   1,000   4.70%, dated 3/30/99,
           due 5/28/99 in the amount
           of $1,007,703 (cost $1,000,000;
           collateralized by $996,000
           U.S. Treasury Note,
           6.125%, 7/31/00,
           value $1,020,403) (c)                   4.70           1,000,000
           DEUTSCHE BANK
   1,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,400 (cost $1,000,000;
           collateralized by $1,015,000
           U.S. Treasury Note,
           4.00%, 10/31/00,
           value $1,018,527) (c)                   4.80           1,000,000
           DRESDNER BANK AG
   2,000   4.71%, dated 3/30/99,
           due 5/28/99 in the amount
           of $2,015,438 (cost $2,000,000;
           collateralized by $1,949,000
           U.S. Treasury Note,
           6.75%, 4/30/00,
           value $2,049,588) (c)                   4.71           2,000,000
           FIRST BOSTON CORP.
   1,000   4.72%, dated 3/29/99,
           due 5/28/99 in the amount
           of $1,007,867 (cost $1,000,000;
           collateralized by $893,000
           U.S. Treasury Bond,
           6.75%, 8/15/26,
           value $1,028,294) (c)                   4.72           1,000,000
           FIRST BOSTON CORP.
   1,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,400 (cost $1,000,000;
           collateralized by $1,031,000
           U.S. Treasury Bill,
           7/29/99,
           value $1,019,607) (c)                   4.80           1,000,000
           FIRST CHICAGO CORP.
   1,000   4.70%, dated 3/31/99,
           due 6/29/99 in the amount
           of $1,011,750 (cost $1,000,000;
           collateralized by $965,000
           U.S. Treasury Note,
           6.25%, 2/15/07,
           value $1,022,088) (c)                   4.70           1,000,000

                          ALLIANCE INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
------------------------------------------------------------------------------
           FIRST CHICAGO CORP.
$  1,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,400 (cost $1,000,000;
           collateralized by $950,000
           U.S. Treasury Note,
           6.50%, 8/15/05,
           value $1,022,740) (c)                   4.80%    $     1,000,000
           GOLDMAN SACHS & CO.
   2,000   4.73%, dated 3/31/99,
           due 5/05/99 in the amount of
           $2,009,197 (cost $2,000,000;
           collateralized by $1,465,000
           U.S. Treasury Note,
           9.125%, 5/15/18,
           value $2,047,658) (c)                   4.73           2,000,000
           GREENWICH FUNDING CORP.
   2,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,800 (cost $2,000,000;
           collateralized by $2,000,000
           U.S. Treasury Note,
           5.625%, 2/15/06,
           value $2,050,000) (c)                   4.80           2,000,000
           MERRILL LYNCH & CO., INC.
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,855,000
           U.S. Treasury Note,
           7.50%, 5/15/02,
           value $2,038,343) (c)                   4.75           2,000,000
           MORGAN (J.P.) & CO.
   2,000   4.83%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,805 (cost $2,000,000;
           collateralized by $1,976,000
           U.S. Treasury Note,
           5.625%, 11/30/00,
           value $2,040,633) (c)                   4.83           2,000,000
           MORGAN STANLEY GROUP,
           INC.
   2,000   4.82%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,803 (cost $2,000,000;

           collateralized by $1,815,000
           U.S. Treasury Bond,
           8.375%, 8/15/08,
           value $2,046,859) (c)                   4.82           2,000,000
           NATIONSBANC MONTGOMERY
           SECURITIES
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,990,000
           U.S. Treasury Note,
           6.25%, 8/31/00,
           value $2,042,021) (c)                   4.75           2,000,000
           PARIBAS CORP.
   1,000   4.70%, dated 3/29/99,
           due 5/26/99 in the amount
           of $1,007,572 (cost $1,000,000;
           collateralized by $791,000
           U.S. Treasury Bond,
           8.00%, 11/15/21,
           value $1,017,241) (c)                   4.70           1,000,000
           PARIBAS CORP.
   1,000   4.85%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,404 (cost $1,000,000;
           collateralized by $999,000
           U.S. Treasury Note,
           6.375%, 7/15/99,
           value $1,021,218) (c)                   4.85           1,000,000
           SALOMON SMITH BARNEY,
           INC.
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,820,000
           U.S. Treasury Note,
           7.50%, 2/15/05,
           value $2,041,272) (c)                   4.75           2,000,000
           STATE STREET BANK AND
           TRUST CO.
   1,900   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,900,752 (cost $1,900,000;
           collateralized by $1,890,000
           U.S. Treasury Note,
           5.50%, 12/31/00,
           value $1,938,630) (c)                   4.75           1,900,000
           WARBURG SECURITIES
   2,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,800 (cost $2,000,000;

           collateralized by $1,767,000
           U.S. Treasury Bond,
           6.875%, 8/15/25,
           value $2,043,509) (c)                   4.80           2,000,000
           Total Repurchase Agreements
           (amortized cost $35,900,000)                          35,900,000

STATEMENT OF NET ASSETS
(CONTINUED)              ALLIANCE INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
_____________________________________________________________________________
                                                                      VALUE
-----------------------------------------------------------------------------
           TOTAL INVESTMENTS-99.7%
           (amortized cost $51,881,707)                     $    51,881,707
           Other assets less
           liabilities-0.3%                                         150,630
NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           4,067,485 Class A shares,
           14,885,766 Class B shares
           and 33,081,429 Class C
           shares outstanding)                              $    52,032,337

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to $236,318,262, representing 10.5% of net assets on the Prime Portfolio, and $84,801,967, representing 10.7% of net assets on the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $115,000,000, representing 5.1% of net assets on the Prime Portfolio, and $10,000,000, representing 1.3% of net assets on the Trust Portfolio (see Note A to the financial statements).
(c)  Repurchase agreement which is terminable within 7 days.
(d) All securities either mature or their interest rate changes in one year or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     FGIC   Financial Guarantee Insurance Company
     FNMA   Federal National Mortgage Association
     FRN    Floating Rate Note
     FSA    Financial Security Assurance, Inc.
     GO     General Obligation
     HEFA   Health & Educational Facility Authority
     HFA    Housing Finance Agency/Authority

     IDA    Industrial Development Authority
     IDB    Industrial Development Board
     IDR    Industrial Development Revenue
     MFHR   Multi-Family Housing Revenue
     MTN    Medium Term Note
     PCR    Pollution Control Revenue
     SFMR   Single Family Mortgage Revenue
     TRAN   Tax & Revenue Anticipation Note

     See notes to financial statements.

STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999                  ALLIANCE INSTITUTIONAL RESERVES
_____________________________________________________________________________
                                         PRIME         GOVERNMENT      TAX-FREE          TRUST        TREASURY
                                       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO
(A)
                                     -------------   -------------   -------------   -------------   -------------

INVESTMENT INCOME
  Interest                           $ 114,920,128   $  22,167,100   $  13,721,615   $  26,438,960   $   1,225,724

EXPENSES
  Advisory fee (Note B)                  4,306,084         855,152         813,820       2,225,285          51,075
  Distribution fee - Class B               207,634          65,988          86,382              -0-          4,030
  Distribution fee - Class C                49,452           6,209           2,821              -0-         36,483
  Registration                             517,311         183,793         177,828         305,174          88,057
  Custodian                                281,255         134,113         118,321         117,234          63,596
  Audit and legal                           95,260          21,426          25,969          22,062          13,534
  Transfer agency                           32,174          29,146          22,506          25,836          14,186
  Printing                                  17,792           3,518           3,837           7,926           8,306
  Directors' fees                            5,298           5,298           5,298           5,298           5,298
  Miscellaneous                             37,338          15,285          15,299          12,572           1,917
  Total expenses                         5,549,598       1,319,928       1,272,081       2,721,387         286,482
  Less: expense reimbursement             (986,428)       (392,575)       (369,058)       (248,847)       (194,894)
  Net expenses                           4,563,170         927,353         903,023       2,472,540          91,588
  Net investment income                110,356,958      21,239,747      12,818,592      23,966,420       1,134,136

REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investment transactions                 46,911             189              -0-          3,996          (2,192)

NET INCREASE IN NET ASSETS FROM
OPERATIONS                           $ 110,403,869   $  21,239,936   $  12,818,592   $  23,970,416   $   1,131,944

(a)  Commencement of operations, June 29, 1998.

     See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS         ALLIANCE INSTITUTIONAL RESERVES
_____________________________________________________________________________

                                                   PRIME PORTFOLIO
                                                GOVERNMENT PORTFOLIO

                                   ---------------------------------   ---------------------------------
                                     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                   APRIL 30, 1999    APRIL 30, 1998    APRIL 30, 1999    APRIL 30, 1998
                                   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income            $   110,356,958   $    71,740,159   $    21,239,747   $    16,319,887
  Net realized gain on
    investment transactions                 46,911                84               189             1,000
  Net change in unrealized
    appreciation of
    investments                                 -0-               -0-               -0-               -0-
  Net increase in net assets
    from operations                    110,403,869        71,740,243        21,239,936        16,320,887

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                            (99,429,944)      (71,740,159)      (18,006,917)      (16,319,887)
    Class B                             (9,997,982)               -0-       (3,119,916)               -0-
    Class C                               (929,032)               -0-         (112,914)               -0-

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)              480,524,899       897,353,419       259,233,401       (52,059,333)
  Total increase (decrease)            480,571,810       897,353,503       259,233,590       (52,058,333)

NET ASSETS
  Beginning of year                  1,764,692,858       867,339,355       274,461,375       326,519,708
  End of year                      $ 2,245,264,668   $ 1,764,692,858   $   533,694,965   $   274,461,375

                                     TAX-FREE PORTFOLIO
                                      TRUST PORTFOLIO
                                          PORTFOLIO

 ---------------------------------   ---------------------------------   ---------------
   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
   APRIL 30, 1999    APRIL 30, 1998    APRIL 30, 1999    APRIL 30, 1998    APRIL 30, 1999(A)
 ---------------   ---------------   ---------------   ---------------   ---------------
$    12,818,592   $     9,321,671   $    23,966,420   $    14,247,619   $     1,134,136
             -0-              168             3,996            13,207            (2,192)
             -0-             (351)               -0-               -0-               -0-
     12,818,592         9,321,488        23,970,416        14,260,826         1,131,944
    (10,300,293)       (9,321,671)      (23,966,420)      (14,247,619)         (333,222)
     (2,487,651)               -0-               -0-               -0-         (178,256)
        (30,648)               -0-               -0-               -0-         (622,809)
    157,206,086       110,698,884       404,533,541       214,797,663        52,034,680
    157,206,086       110,698,701       404,537,537       214,810,870        52,032,337
    293,763,646       183,064,945       390,492,033       175,681,163                -0-
$   450,969,732   $   293,763,646   $   795,029,570   $   390,492,033   $    52,032,337



(a)  Commencement of operations, June 29, 1998.

     See notes to financial statements.

________________________________________________________________

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999                   ALLIANCE INSTITUTIONAL RESERVES
________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Institutional Reserves, Inc. (the "Fund") formerly ACM Institutional Reserves, Inc., is registered under the Investment Company Act of 1940 as an open-end investment company. On June 22, 1998 the creation of a second and third class of shares, Class B and Class C shares, was approved by the Board of Directors (with respect to the Prime, Government, Tax-Free and Treasury Portfolios). The Fund operates as a series company currently consisting of five Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio and Treasury Portfolio. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury and Tax-Free Portfolios offer all three classes of shares. The Trust Portfolio offers Class A shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by Tax-Free Portfolio from net investment income for the period ended April 30, 1999 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of .20% of average daily net assets for the Prime, Government, Tax-Free and Treasury Portfolios and .45% of average daily net assets for the Trust Portfolio. For the period ended April 30, 1999, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the period ended April 30, 1999, reimbursement was $986,428, $392,575, $369,058,
$248,847 and $194,894 for the Prime, Government, Tax-Free, Trust and Treasury Portfolios, respectively.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency
Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, and Trust Portfolios was $18,000 per
Portfolio, and for the Treasury Portfolio, $6,000, for the period ended April 30, 1999.

For the period ended April 30, 1999, the Fund's expenses were reduced by $519, $108 and $266 for the Prime, Government and Trust Portfolios, respectively under an expense offset arrangement with Alliance Fund Services.

NOTE C: DISTRIBUTION AGREEMENT

The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares of the Prime, Government, Treasury and Tax-Free Portfolios and .25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Treasury and Tax-Free Portfolios. There is no distribution fee on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
At April 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 1999 of $136,809, of which $71,055 expires in 2003, $40,007 in 2004 and $25,747 in the year
2005; the Government Portfolio had a capital loss carryforward of $130,160, of which $151 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $30,512 in 2004 and $16,002 in the year
2005; the Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,110 expires in 2002, $76,925 in 2004, $400 in 2005 and $60 in the year 2006; the Trust Portfolio had a capital loss carryforward of $39,764, of which $2,919 expires in 2003, $30,219 in 2004, $2,251 in 2005 and $4,375 in the year
2006; Treasury Portfolio had a capital loss carryforward of $2,192, which expires in the year 2007.

NOTE E: CAPITAL STOCK
There are 65,000,000,000 shares of $.01 par value capital stock authorized. At April 30, 1999, capital paid-in aggregated $2,245,401,477 on Prime Portfolio, $533,825,125 on Government Portfolio, $451,053,227 on Tax-Free Portfolio, $795,069,334 on Trust Portfolio and $52,034,680 on Treasury Portfolio. Transactions, all at $1.00 per share, were as follows:

                                               PRIME PORTFOLIO

                                  ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      ------------------
CLASS A

Shares sold                         23,622,009,804          18,859,885,064
Shares issued on reinvestments
  of dividends                          99,429,944              71,740,159
Shares redeemed
                                   (23,815,300,171)        (18,034,271,804)
Net increase (decrease)                (93,860,423)            897,353,419

NOTES TO FINANCIAL STATEMENTS
CONTINUED)                                    ALLIANCE INSTITUTIONAL RESERVES
_____________________________________________________________________________
                                   PRIME PORTFOLIO

                                  ------------------
                                   AUGUST 14, 1998*
                                         TO
                                   APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                          2,348,283,090
Shares issued on reinvestments
  of dividends                           9,997,982
Shares redeemed                     (1,822,214,093)
Net increase                           536,066,979

                                   JULY 13, 1998*
                                         TO
                                   APRIL 30, 1999
                                  ------------------

CLASS C
Shares sold                            103,018,527
Shares issued on reinvestments
  of dividends                             929,032
Shares redeemed                        (65,629,216)
Net increase                            38,318,343


                                            GOVERNMENT PORTFOLIO

                                  ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      ------------------
CLASS A
Shares sold                          2,628,953,985           1,463,678,015
Shares issued on reinvestments
  of dividends                          18,006,917              16,319,887
Shares redeemed
                                    (2,527,052,342)         (1,532,057,235)
Net increase (decrease)                119,908,560             (52,059,333)

                                    AUGUST 7, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                            333,938,088
Shares issued on reinvestments
  of dividends                           3,119,916
Shares redeemed                       (200,956,657)
Net increase                           136,101,347

                                  OCTOBER 21, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS C
Shares sold                             17,279,127
Shares issued on reinvestments
  of dividends                             112,914
Shares redeemed                        (14,168,547)
Net increase                             3,223,494


*    Commencement of distribution.

                                           ALLIANCE INSTITUTIONAL RESERVES
____________________________________________________________________________
                                               TAX-FREE PORTFOLIO

                                  ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      ------------------
CLASS A
Shares sold                          2,015,274,013           2,187,340,593
Shares issued on reinvestments
  of dividends                          10,300,293               9,321,671
Shares redeemed
                                    (2,063,324,585)         (2,085,963,380)
Net increase (decrease)                (37,750,279)            110,698,884

                                   AUGUST 17, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                            618,511,568
Shares issued on reinvestments
  of dividends                           2,487,651
Shares redeemed                       (428,269,001)
Net increase                           192,730,218

                                  SEPTEMBER 8, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS C
Shares sold                             10,344,376
Shares issued on reinvestments
  of dividends                              30,648
Shares redeemed                         (8,148,877)
Net increase                             2,226,147

                                               TRUST PORTFOLIO
                                   ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      -------------------

CLASS A
Shares sold                          2,122,594,704           1,732,157,312
Shares issued on reinvestments
  of dividends                          23,966,420              14,247,619
Shares redeemed
                                    (1,742,027,583)         (1,531,607,268)
Net increase                           404,533,541             214,797,663

                                               TREASURY PORTFOLIO

                                  ------------------------------------------
                                    JUNE 29, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS A
Shares sold                             19,859,145
Shares issued on reinvestments
  of dividends                             333,222
Shares redeemed                        (16,124,882)
Net increase                             4,067,485


*    Commencement of distribution.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                                   ALLIANCE INSTITUTIONAL RESERVES
_____________________________________________________________________________
                                               TREASURY PORTFOLIO

                                  -------------------------------------------
                                  DECEMBER 31, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                             40,092,172
Shares issued on reinvestments
  of dividends                             178,256
Shares redeemed                        (25,384,662)
Net increase                            14,885,766

                                  OCTOBER 15, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS C
Shares sold                            131,076,991
Shares issued on reinvestments
  of dividends                             622,809
Shares redeemed                        (98,618,371)
Net increase                            33,081,429


*    Commencement of distribution.

FINANCIAL HIGHLIGHTS                                                         ALLIANCE INSTITUTIONAL RESERVES
____________________________________________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   PRIME PORTFOLIO

                                           -----------------------------------------------------------------
                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0518        .0552        .0530        .0560        .0502

LESS: DIVIDENDS
Dividends from net investment income          (.0518)      (.0552)      (.0530)      (.0560)      (.0502)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               5.31%        5.68%        5.44%        5.76%        5.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $1,671       $1,765         $867         $493         $198
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .24%         .24%         .29%         .32%         .36%
  Net investment income (a)                     5.16%        5.52%        5.31%        5.54%        5.24%

                                         PRIME PORTFOLIO

                                       ------------------
                                             CLASS B
                                        ------------------
                                        AUGUST 14, 1998(C)
                                                  TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0358

LESS: DIVIDENDS
Dividends from net investment income          (.0358)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $536
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                           .36%
  Net investment income (a)(d)                  4.82%


See footnote summary on page 33.

FINANCIAL HIGHLIGHTS
(CONTINUED)                       ALLIANCE INSTITUTIONAL RESERVES
_________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT
EACH PERIOD
                                         PRIME PORTFOLIO

                                        ------------------
                                             CLASS C
                                        ------------------
                                         JULY 13, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0392

LESS: DIVIDENDS
Dividends from net investment income          (.0392)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $38
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .51%
  Net investment income (a)(d)                  4.70%


See footnote summary on page 33.

                                                                                      ALLIANCE INSTITUTIONAL RESERVES
_____________________________________________________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GOVERNMENT PORTFOLIO

                                           -----------------------------------------------------------------
                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0505        .0543        .0519        .0552        .0493

LESS: DIVIDENDS
Dividends from net investment income          (.0505)      (.0543)      (.0519)      (.0552)      (.0493)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               5.18%        5.58%        5.33%        5.67%        5.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $394         $275         $327         $151         $104
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .29%         .28%         .35%         .36%         .38%
  Net investment income (a)                     5.01%        5.43%        5.22%        5.50%        4.94%

                                       GOVERNMENT PORTFOLIO

                                        ------------------
                                             CLASS B
                                        ------------------
                                         AUGUST 7, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0361

LESS: DIVIDENDS
Dividends from net investment income          (.0361)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $136
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                           .41%
  Net investment income (a)(d)                  4.73%


See footnote summary on page 33.

FINANCIAL HIGHLIGHTS
(CONTINUED)                       ALLIANCE INSTITUTIONAL RESERVES
_________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT
EACH PERIOD
                                       GOVERNMENT PORTFOLIO

                                        ------------------
                                             CLASS C
                                        ------------------
                                        OCTOBER 21, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0243

LESS: DIVIDENDS
Dividends from net investment income          (.0243)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           2.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $3
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .56%
  Net investment income (a)(d)                  4.55%


See footnote summary on page 33.


                                                                                     ALLIANCE INSTITUTIONAL RESERVES
____________________________________________________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  TAX-FREE PORTFOLIO

                                           -----------------------------------------------------------------
                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0321        .0363        .0347        .0372        .0326
Net unrealized loss on investments                -0-          -0-          -0-          -0-      (.0048)
Net increase in net asset value from
  operations                                   .0321        .0363        .0347        .0372        .0278

LESS: DIVIDENDS
Dividends from net investment income          (.0321)      (.0363)      (.0347)      (.0372)      (.0326)

ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser                -0-          -0-          -0-          -0-       .0048
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.26%        3.70%        3.53%        3.79%        3.31%(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $256         $294         $183         $184          $36
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .28%         .28%         .33%         .48%         .76%
  Net investment income (a)                     3.22%        3.61%        3.46%        3.73%        3.31%

                                        TAX-FREE PORTFOLIO

                                        ------------------
                                             CLASS B
                                        ------------------
                                        AUGUST 17, 1998(C)
                                                TO
APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0210

LESS: DIVIDENDS
Dividends from net investment income          (.0210)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               2.13%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $193
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                           .42%
  Net investment income (a)(d)                  2.88%


See footnote summary on page 33.

FINANCIAL HIGHLIGHTS
(CONTINUED)                      ALLIANCE INSTITUTIONAL RESERVES
________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT
EACH PERIOD
                                        TAX-FREE PORTFOLIO

                                        ------------------
                                             CLASS C
                                        ------------------
                                        SEPTEMBER 8, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0184

LESS: DIVIDENDS
Dividends from net investment income          (.0184)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               1.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $2
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .57%
  Net investment income (a)(d)                  2.69%

See footnote summary on page 33.

                                                                              ALLIANCE INSTITUTIONAL RESERVES
_____________________________________________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   TRUST PORTFOLIO

                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                            -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0489        .0523        .0492        .0527        .0479

LESS: DIVIDENDS
Dividends from net investment income          (.0489)      (.0523)      (.0492)      (.0527)      (.0479)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               5.01%        5.37%        5.04%        5.41%        4.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $795         $391         $176         $170         $109
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .50%         .49%         .50%         .50%         .49%
  Expenses, before waivers and
    reimbursements                               .55%         .54%         .57%         .60%         .75%
  Net investment income (a)                     4.85%        5.23%        4.93%        5.28%        5.31%

See footnote summary on page 33.

FINANCIAL HIGHLIGHTS
(CONTINUED)                      ALLIANCE INSTITUTIONAL RESERVES
________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT
EACH PERIOD
                                        TREASURY PORTFOLIO
                                        ------------------
                                             CLASS A
                                        ------------------
                                         JUNE 29, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0401

LESS: DIVIDENDS
Dividends from net investment income          (.0401)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               4.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $4
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .20%
  Expenses, before waivers and
    reimbursements (d)                          1.42%
  Net investment income (a)(d)                  4.82%

                                        TREASURY PORTFOLIO

                                        ------------------
                                             CLASS B
                                        ------------------
                                       DECEMBER 31, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0143

LESS: DIVIDENDS
Dividends from net investment income          (.0143)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $15
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                          1.08%
  Net investment income (a)(d)                  4.42%

See footnote summary on page 33.

                                  ALLIANCE INSTITUTIONAL RESERVES
_________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT
EACH PERIOD

                                        TREASURY PORTFOLIO

                                        ------------------
                                             CLASS C
                                        ------------------
                                        OCTOBER 15, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0248

LESS: DIVIDENDS
Dividends from net investment income          (.0248)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               2.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $33
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .99%
  Net investment income (a)(d)                  4.27%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day if the period. Total investment return calculated for a period of less than one year is not annualized.

(c)  Commencement of distribution.

(d)  Annualized.

(e) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.

INDEPENDENT AUDITOR'S REPORT
                                 ALLIANCE INSTITUTIONAL RESERVES
________________________________________________________________
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS ALLIANCE INSTITUTIONAL
RESERVES, INC.

We have audited the accompanying statements of net assets of Alliance Institutional Reserves (formerly ACMInstitutional Reserves)--Prime, Government, Tax-Free, Trust and Treasury Portfolios as of April 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Institutional Reserves--Prime, Government, Tax-Free, Trust and Treasury Portfolios as of April 30, 1999, and the results of their operations, changes in their net assets, and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
May 27, 1999

This is filed pursuant to Rule 497(c).
File Nos. 33-34001 and 811-06068.

ALLIANCE INSTITUTIONAL RESERVES --
TRUST PORTFOLIO



PROSPECTUS
SEPTEMBER 1, 1999



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






Alliance Institutional Reserves, Inc. consists of five distinct Portfolios. This prospectus describes the Trust Portfolio. The Portfolio's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

_______________________________________________________________________________

RISK/RETURN SUMMARY
_______________________________________________________________________________

The following is a summary of certain key information about the Portfolio. You will find additional information about the Portfolio, including a detailed description of the risks of an investment in the Portfolio, after this summary.

OBJECTIVES: The investment objectives of the Portfolio are--in the following order of priority--safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives.

PRINCIPAL INVESTMENT STRATEGY: The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Portfolio pursues its objectives by maintaining a portfolio of high-quality, U.S. dollar-denominated money market securities.

PRINCIPAL RISKS: The principal risks of investing in the Portfolio are:

o INTEREST RATE RISK This is the risk that changes in interest rates will adversely affect the yield or value of the Portfolio's investments in debt securities.

o CREDIT RISK This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded.

ANOTHER IMPORTANT THING FOR YOU TO NOTE:

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PERFORMANCE AND BAR CHART INFORMATION

The performance table shows the Portfolio's average annual total returns and the bar chart shows the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in the Portfolio by showing:

o the Portfolio's average annual total returns for one and five years and the life of the Portfolio; and

o changes in the Portfolio's performance from year to year over the life of the Portfolio.
The Portfolio's past performance does not necessarily indicate how it will perform in the future.

You may obtain current seven-day yield information for the Portfolio by calling
(800) 237-5822 or your financial intermediary.




PERFORMANCE TABLE

                                SINCE
      1 YEAR     5 YEARS     INCEPTION*
      ------     -------     ----------
       5.24%      5.05%         4.70%

* INCEPTION DATE: 11/16/92.




BAR CHART

n/a    n/a    n/a    n/a    3.13%    4.08%    5.61%    5.02%    5.29%    5.24%
_______________________________________________________________________________

89     90     91     92     93       94       95       96       97       98


During the period shown in the bar chart, the highest return for a quarter was 1.40% (quarter ending June 30, 1995) and the lowest return for a quarter was
 .76% (quarter ending December 31, 1993).


2


_______________________________________________________________________________

FEES AND EXPENSES OF THE PORTFOLIO
_______________________________________________________________________________


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS) AND EXAMPLE

The example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

        ANNUAL PORTFOLIO
       OPERATING EXPENSES                                       EXAMPLE**
---------------------------------                   ---------------------------
Management Fees              .45%                    1 Year               $ 51
Other Expenses               .10%                    3 Years              $171
Total Operating                                      5 Years              $302
  Expenses                   .55%                   10 Years              $684
Waiver and/or Expense
  Reimbursement*            (.05)%
Net Expenses                 .50%


* Reflects Alliance's contractual waiver during the Portfolio's current fiscal year of a portion of the advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed .50%.

**   This example assumes that Alliance's agreement to waive management fees/or to bear operating expenses is not extended beyond its initial period of one year.


_______________________________________________________________________________

OTHER INFORMATION ABOUT THE PORTFOLIO'S OBJECTIVES, STRATEGIES, AND RISKS
_______________________________________________________________________________

This section of the prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Portfolio.

Please note:

o Additional descriptions of the Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolio's Statement of Additional Information or SAI.

o There can be no assurance that the Portfolio will achieve its investment objectives.

INVESTMENT OBJECTIVES AND STRATEGIES

As a money market fund, the Portfolio must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of the Portfolio's investments. Under that Rule, the Portfolio's investments must each have a remaining maturity of no more than 397 days and the Portfolio must maintain an average weighted maturity that does not exceed 90 days.

The Portfolio's investments may include:

o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

o high-quality commercial paper (or, if not rated, commercial paper determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

o  adjustable rate obligations;

o  asset-backed securities;

o restricted securities (I.E., securities subject to legal or contractual restrictions on resale); and

o  repurchase agreements that are fully collateralized.


3


The Portfolio does not invest 25% or more of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks.

RISK CONSIDERATIONS

The Portfolio's principal risks are interest rate risk and credit risk. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yields as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolio invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolio invests in highly-rated securities to minimize credit risk.

The Portfolio may invest up to 10% of its net assets in illiquid securities. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

The Portfolio's investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect the Portfolio's investments.

The Portfolio also is subject to management risk because it is an actively managed portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended result.

YEAR 2000: Many computer systems and applications that process transactions use two-digit date fields for the year of a transaction, rather than the full four digits. If these systems are not modified or replaced, transactions occurring after 1999 could be processed as year "1900," which could result in processing inaccuracies and inoperability at or after the year 2000. The Portfolio and its major service providers, including Alliance, utilize a number of computer systems and applications that have been either developed internally or licensed from third-party suppliers. In addition, the Portfolio and its major service providers, including Alliance, are dependent on third-party suppliers for certain systems applications and for electronic receipt of information critical to their business. Should any of the computer systems employed by the Portfolio or its major service providers, including Alliance, fail to process Year 2000 related information properly, that could have a significant negative impact on the Portfolio's operations and the services that are provided to the Portfolio's shareholders. To the extent that the operations of issuers of securities held by the Portfolio are impaired by the Year 2000 problem, the value of the Portfolio's shares may be materially affected. In addition, for the Portfolio's investments in foreign markets, it is possible that foreign companies and markets will not be as prepared for Year 2000 as domestic companies and markets.

The Year 2000 issue is a high priority for the Portfolio and Alliance. During 1997, Alliance began a formal Year 2000 initiative which established a structured and coordinated process to deal with the Year 2000 issue. As part of its initiative, Alliance established a Year 2000 project office to manage the Year 2000 initiative, focusing on both information technology and non-information technology systems. The Year 2000 project office meets periodically with the audit committee of the board of directors of Alliance Capital Management Corporation, Alliance's general partner, and with Alliance's executive manage-


4


ment to review the status of the Year 2000 efforts. Alliance has also retained the services of a number of consulting firms which have expertise in advising and assisting with regard to Year 2000 issues. Alliance reports that by June 30, 1998 it had completed its inventory and assessment of its domestic and international computer systems and applications, identified mission critical systems (those systems where loss of their function would result in immediate stoppage or significant impairment to core business units) and nonmission critical systems and determined which of these systems were not Year 2000 compliant. All third-party suppliers of mission critical computer systems and nonmission critical systems applications have been contacted to verify whether their systems and applications will be Year 2000 compliant and their responses are being evaluated. Substantially all of those contacted have responded and approximately 90% have informed Alliance that their systems and applications are or will be Year 2000 compliant. All mission and nonmission critical systems supplied by third parties have been tested with the exception of those third parties not able to comply with Alliance's testing schedule. Alliance reports that it expects that all testing will be completed before the end of 1999.

Alliance has remediated, replaced or retired all of its non-compliant mission critical systems and applications that can affect the Portfolio. All nonmission critical systems have been remediated. After each system has been remediated, it is tested with 19XX dates to determine if it still performs its intended business function correctly. Next, each system undergoes a simulation test using dates occurring after December 31, 1999. Inclusive of the replacement and retirement of some of its systems, Alliance has completed these testing phases for 98% of mission critical systems and 100% of nonmission critical systems. Integrated systems tests were conducted to verify that the systems would continue to work together. Full integration testing of all mission critical and nonmission critical systems is complete. Testing of interfaces with third-party suppliers has begun and will continue throughout 1999. Alliance reports that it has completed an inventory of its facilities and related technology applications and has begun to evaluate and test these systems. Alliance reports that it anticipates that these systems will be fully operable in the year 2000. Alliance has deferred certain other planned information technology projects until after the Year 2000 initiative is completed. Such delay is not expected to have a material adverse effect on Alliance's financial condition or results of operations. Alliance, with the assistance of a consulting firm, is developing Year 2000 specific contingency plans with emphasis on mission critical functions. These plans seek to provide alternative methods of processing in the event of a failure that is outside Alliance's control.

The estimated current cost to Alliance of the Year 2000 initiative ranges from approximately $40 million to $45 million. These costs consist principally of modification and testing and costs to develop formal Year 2000 specific contingency plans. These costs, which will generally be expensed as incurred, will be funded from Alliance's operations and the issuance of debt. Through June 30, 1999, Alliance had incurred approximately $36.0 million of costs related to the Year 2000 initiative. At this time, management of Alliance believes that the costs associated with resolving the Year 2000 issue will not have a material adverse effect on Alliance's results of operations, liquidity or capital resources.

There are many risks associated with Year 2000 issues, including the risks that the computer systems and applications used by the Portfolio and its major service providers will not operate as intended and that the systems and applications of third-party suppliers to the Portfolio and its service providers will not be Year 2000 compliant. Likewise there can be no assurance the compliance schedules outlined above will be met or that the actual cost incurred will not exceed current cost estimates. Should the significant computer systems and applications used by the Portfolio or its major service providers, or the systems of their important third-party suppliers, be unable to process date-sensitive information accurately after 1999, the Portfolio and its service providers may be unable to conduct their normal business operations and to provide shareholders with required services. In addition, the Portfolio and its service providers may incur unanticipated expenses, regulatory actions and legal liabilities. The Portfolio and Alliance cannot determine which risks, if any, are most reasonably likely to occur or the effects of any particular failure to be Year 2000 compliant. Certain statements provided by Alliance in this section entitled "Year 2000", as such statements relate to Alliance, are "forward-looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. To the fullest extent permitted by law, the foregoing Year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Sec. 1 (1998).


5


_______________________________________________________________________________

MANAGEMENT OF THE PORTFOLIO
_______________________________________________________________________________

The Portfolio's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of June 30, 1999 totaling more than $321 billion (of which more than $140 billion represented assets of investment companies). As of June 30, 1999, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 32 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The
54 registered investment companies managed by Alliance, comprising 120 separate investment portfolios, currently have more than 4.5 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Portfolio. For the fiscal year ended April 30, 1999, the Portfolio paid Alliance .40% as a percentage of average daily net assets, net of any waivers. (See "Annual Portfolio Operating Expenses" above for more information about fee waivers.)

Alliance may make payments from time to time from its own resources, which may include the management fees paid by the Portfolio, to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Portfolio shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

_______________________________________________________________________________

PURCHASE AND SALE OF SHARES
_______________________________________________________________________________

HOW THE PORTFOLIO VALUES ITS SHARES

The Portfolio's net asset value or NAV is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed).

To calculate NAV, the Portfolio's assets are valued and totaled, liabilities subtracted and the balance, called net assets, is divided by the number of shares outstanding. The Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

HOW TO BUY SHARES

o  INITIAL INVESTMENT
You may purchase the Portfolio's shares by instructing your financial intermediary to invest in the Portfolio or directly from Alliance Fund Services, Inc. ("AFS") by calling (800) 237-5822 and following the procedures below.

O After you give AFS the following information, AFS will provide you with an account number:

   a) the name of the account;
   b) the address of the account; and
   c) the taxpayer identification number.

o After you receive an account number you may purchase the Portfolio's shares by instructing your bank to wire Federal funds to AFS exactly as follows:

  ABA 0110 0002 8
  State Street Bank and Trust Company
  Boston, MA 02101
  Alliance Institutional Reserves, Inc. --
    Trust Portfolio
  DDA 9903-279-9
  Your account name
  Your account number

o  Mail a completed Application Form to:

  Alliance Fund Services, Inc.
  P.O. Box 1520
  Secaucus, New Jersey 07096-1520

The minimum investment amount is $1,000,000. There is no minimum for subsequent investments. The Portfolio reserves the right to vary the minimum amounts.

o  APPLICATION FORM

o To obtain an Application Form, please telephone AFS toll-free at (800) 237-5822. You also may obtain information about the Form, purchasing shares, or other Fund procedures by calling this number.


6


o If you decide to change instructions or any other information already given on your Application Form, send a written notice to AFS at the address above with your signature guaranteed. Signatures must be guaranteed by an institution that is an "eligible guarantor" as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934. This would include such institutions as banks and brokerage firms.

o  SUBSEQUENT INVESTMENTS

You may purchase additional shares in the Portfolio by calling AFS at the number set forth above and:

o Instructing your bank to wire Federal funds to AFS under the same procedures as described above for initial purchases; or

o Mailing your check or negotiable bank draft payable to Alliance Institutional Reserves, Inc. -- Trust Portfolio at the address set forth above.

If you invest by a check drawn on a member of the Federal Reserve System, the check will be converted to Federal funds in one business day following receipt and then invested in the Portfolio. If you invest by a check drawn on a bank that is not a member of the Federal Reserve System, the check may take longer to be converted and invested. All payments must be in U.S. dollars.

HOW TO SELL SHARES

o  BY TELEPHONE:

You may "redeem" your shares (I.E., sell your shares) on any Portfolio business day by contacting AFS at (800) 237-5822. A redemption must include your account name as registered with the Portfolio and the account number. If your redemption request is received by AFS prior to 4:00 p.m., Eastern time, your redemption proceeds normally will be sent to you in Federal funds by wire to your designated bank account the same business day. If you recently purchased shares by check, you cannot redeem your investment until the check has cleared (which may take up to 15 days).

o  BY CHECKWRITING:

With this service, you may write checks made payable to any payee. First, you must fill out a signature card, which you may obtain by contacting AFS by telephone or by mail. If you wish to establish this checkwriting service subsequent to the opening of your Portfolio account, contact AFS by phone or mail. There is no charge for this checkwriting service, except that State Street Bank will impose its normal charges for checks that are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. You can not write checks for more than the principal balance (not including any accrued dividends) in your account.

OTHER

The Trust Portfolio has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if the investor's telephone order is received by AFS by 4:00 p.m., Eastern time, and Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m., Eastern time, on that day.

Redemption proceeds are normally wired the same business day if a redemption request is received by AFSprior to 4:00 p.m., Eastern time, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

A transaction, service, administrative or other similar fee may be charged by your financial broker-dealer, agent, financial representative or other financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolio.

_______________________________________________________________________________

DIVIDENDS, DISTRIBUTIONS AND TAXES
_______________________________________________________________________________

The Portfolio's net income is calculated and paid daily as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income


7


tax purposes, the Portfolio's dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any capital gains distributions may be taxable to you as capital gains. The Portfolio's distributions also may be subject to certain state and local taxes.

Each year shortly after December 31, the Portfolio will send you tax information stating the amount and type of all of its distributions for the year.

_______________________________________________________________________________

GENERAL INFORMATION
_______________________________________________________________________________

The Portfolio reserves the right to close an account that through redemption is less than $500,000. The Portfolio will send shareholders 60 days' written notice to increase the account value before the Portfolio closes the account.

During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

_______________________________________________________________________________

FINANCIAL HIGHLIGHTS
_______________________________________________________________________________

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming investment of all dividends and distributions). The information has been audited by McGladrey & Pullen, LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, appears in the SAI, which is available upon request.

                                                                YEAR ENDED APRIL 30
                                          -----------------------------------------------------------------
                                              1999         1998         1997         1996         1995
                                          -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0489        .0523        .0492        .0527        .0479
Net gains or losses on securities              .0000        .0000        .0000        .0000        .0000
Total from investment operations               .0489        .0523        .0492        .0527        .0479

LESS: DISTRIBUTIONS
Dividends                                     (.0489)      (.0523)      (.0492)      (.0527)      (.0479)
Distributions                                  .0000        .0000        .0000        .0000        .0000
Total distributions                           (.0489)      (.0523)      (.0492)      (.0527)      (.0479)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           5.01%        5.37%        5.04%        5.41%        4.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $795         $391         $176         $170         $109
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .50%         .49%         .50%         .50%         .49%
  Expenses, before waivers and reimbursements    .55%         .54%         .57%         .60%         .75%
  Net investment income (a)                     4.85%        5.23%        4.93%        5.28%        5.31%


(a)  Net of expenses reimbursed or waived by Alliance.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period.


8


For more information about the Portfolio, the following documents are available upon request:

o  ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
The Portfolio's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments.

o  STATEMENT OF ADDITIONAL INFORMATION (SAI)
The Portfolio has an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolio's SAI is incorporated by reference into (and is legally part of) this prospectus.

You may request a free copy of a current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolio, by contacting your broker or other financial intermediary, or by contacting Alliance:

BY MAIL:            C/O ALLIANCE FUND SERVICES, INC.
                    P.O. BOX 1520, SECAUCUS, NJ 07096

BY PHONE:           For Information and Literature:
                    (800) 237-5822

Or you may view or obtain these documents from the SEC:

IN PERSON:          at the SEC's Public Reference Room in Washington, D.C.

BY PHONE:           (800) SEC-0330 (for information only)

BY MAIL:            Public Reference Section
                    Securities and Exchange Commission
                    Washington, DC 20549-6009
                    (duplicating fee required)

ON THE INTERNET:    www.sec.gov

You also may find more information about Alliance on the Internet at: www.Alliancecapital.com.



TABLE OF CONTENTS

RISK/RETURN SUMMARY                         2
  Performance and Bar Chart Information     2
FEES AND EXPENSES OF THE PORTFOLIO          3
OTHER INFORMATION ABOUT THE PORTFOLIO'S
  OBJECTIVES, STRATEGIES, AND RISKS         3
  Investment Objectives and Strategies      3
  Risk Considerations                       4
MANAGEMENT OF THE PORTFOLIO                 5
PURCHASE AND SALE OF SHARES                 6
  How The Portfolio Values Its Shares       6
  How To Buy Shares                         6
  How To Sell Shares                        7
  Other                                     7
DIVIDENDS, DISTRIBUTIONS AND TAXES          7
GENERAL INFORMATION                         8
FINANCIAL HIGHLIGHTS                        8



File No. 811-6068

This is filed pursuant to Rule 497(c).
File Nos. 33-34001 and 811-06068.

[LOGO]
                        ALLIANCE INSTITUTIONAL RESERVES, INC.
                                            - Trust Portfolio
_________________________________________________________________
c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096
Toll Free (800) 221-5672
_________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION

                        September 1, 1999
_________________________________________________________________
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust Portfolio's current Prospectus dated September 1, 1999 which describes shares of the Trust Portfolio of the Fund. A copy of this Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or telephone number shown above.
_________________________________________________________________


                        TABLE OF CONTENTS

                                                             Page

The Fund. . . . . . . . . . . . . . . . . . . . . . . .
Investment Objective and Policies . . . . . . . . . . .
Investment Restrictions . . . . . . . . . . . . . . . .
Management. . . . . . . . . . . . . . . . . . . . . . .
Purchase and Redemption of Shares . . . . . . . . . . .
Daily Dividends-Determination of Net Asset Value. . . .
Taxes . . . . . . . . . . . . . . . . . . . . . . . . .
General Information . . . . . . . . . . . . . . . . . .
Report of Independent Auditors and Financial Statements.
Appendix A - Commercial Paper and Bond Ratings. . . . . .     A-1

_________________________________________________________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

                            THE FUND
_________________________________________________________________

     Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Trust Portfolio, which is diversified, is described in the Prospectus which supplements this Statement of Additional Information. Four additional Portfolios of the Fund, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are described in a separate Prospectus and Statement of Additional Information. The Fund changed its name from ACM Institutional Reserves, Inc. to Alliance Institutional Reserves, Inc. effective June 29, 1998.

_________________________________________________________________

               INVESTMENT OBJECTIVES AND POLICIES
_________________________________________________________________

     The Trust Portfolio's investment objectives are -- in the following order of priority -- safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. As a matter of fundamental policy, the Trust Portfolio pursues its objectives by maintaining a portfolio of high-quality U.S.-dollar denominated money market securities, all of which, at the time of investment, have remaining maturities of 397 days or less. As is true with all investment companies, there can be no assurance that the Portfolio's objectives will be achieved.

     The Trust Portfolio will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversification, quality and maturity conditions imposed by the Rule. To the extent that the Trust Portfolios limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

     Currently, pursuant to Rule 2a-7, the Trust Portfolio may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Board of Directors. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO. Unrated securities may also be Eligible Securities if the Adviser determines that they are of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Board of Directors. A description of the ratings of some NRSROs appears in Appendix attached hereto. Securities in which the Trust Portfolio may invest may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from an NRSRO.

     Under Rule 2a-7 the Trust Portfolio may not invest more than five percent of its assets in the first tier securities of any one issuer other than the United States Government, its agencies and instrumentalities. Generally, a first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. In addition, the Trust Portfolio may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Trust Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or
(B) five percent of its total assets in second tier securities.

     The Trust Portfolio may make the following investments diversified by maturities and issuers:

     1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the bank for cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Bank, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

     2. Certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loans associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     3. Commercial paper, including funding agreements and variable amount master demand notes, of prime quality [rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issued rated AAA or AA by Standard & Poor's or Aaa or Aa by Moody's]. For a description of such ratings see the Appendix. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see "Additional Investment Policies" below.

     4. Repurchase agreements pertaining to the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. It is the Trust Portfolio's current practice, which may be changed at any time without shareholder approval, to enter into repurchase agreements only with such primary dealers and

State Street Bank. For each repurchase agreement, the Trust Portfolio requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a vendor defaulted on its repurchase obligation, the Trust Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Trust Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Trust Portfolio's assets. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

     The Trust Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. These securities must generally be rated. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose entity. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, as required by Rule 2a-7, the special purpose entity is deemed to be the issuer of the asset-backed security, however the Trust Portfolio is required to treat any person whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security that such obligations represent.

                 Additional Investment Policies

     The following investment policies supplement those set forth above.

     Floating and Variable Rate Obligations. The Trust Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days notice. The Portfolio may also invest in master demand notes which are obligations that permit the Trust Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Trust Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. The Trust Portfolio also may invest in short-term obligations of insurance companies, sometimes referred to as funding agreements. These arrangements are direct obligations of insurance companies and are not traded. Where these types of obligations are not secured by letters of credit or other credit support arrangements, the Trust Portfolios right to redeem is dependent on the ability of the borrower or insurance company to pay principal and interest on demand.

     Reverse Repurchase Agreements. While the Trust Portfolio has no plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Trust Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

     Illiquid Securities and Restricted Securities.
     The Trust Portfolio will not maintain more than 10% of its net assets in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale (except as described below) and repurchase agreements not terminable within seven days. Restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuers reliance upon certain exemptions from registration under the Securities Act.
As to illiquid securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

     The Fund's Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid.

The Directors have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Directors.

     Following the purchase of a restricted security by the Trust
Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Directors regarding purchases of liquid restricted securities.

     Senior Securities. The Portfolio will not issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

                             General

     While there are many kinds of short-term securities used by money market investors, the Trust Portfolio, in keeping with its primary investment objective of safety of principal, generally restricts its investments to the types summarized above. The Trust Portfolio may make investments in certificates of deposit and banker's acceptances issued or guaranteed by, or time deposits maintained at, foreign branches of U.S. banks and U.S. and foreign branches of foreign banks, and commercial paper issued by foreign companies. To the extent that the Trust Portfolio makes such investments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and lack of uniform accounting standards. There can be no assurance that any of the Trust Portfolio's objectives will be achieved. The market value of the Trust Portfolio's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

     Net income to shareholders is aided both by the Trust Portfolio's ability to make investments in large denominations and by efficiencies of scale. Also, the Trust Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets.

     The Trust Portfolio's investment objectives may not be changed without the affirmative vote of a majority of the Trust Portfolio's outstanding shares as defined below. Except as otherwise provided, the Trust Portfolio's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors without a shareholder vote. However, the Trust Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

_________________________________________________________________

                     INVESTMENT RESTRICTIONS
_________________________________________________________________

     Unless otherwise specified to the contrary, the following restrictions may not be changed without the affirmative vote of
(1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Trust Portfolio's assets will not constitute a violation of that restriction.

     The Trust Portfolio may not:

     1. purchase any security which has a maturity date of more than 397 days from the date of the Trust Portfolio's purchase;

     2. invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction
(a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits and
(b) all finance companies as a group and all utility companies as a group are each considered to be a separate industry;

     3. invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Trust Portfolio's total assets may be invested without regard to such 5% limitation;*********
____________________

*********As a matter of operating policy, pursuant to Rule 2a-7, the Trust Portfolio will invest no more than 5% of its assets in the first tier (as defined in Rule 2a-7) securities of any one issuer, except that under Rule 2a-7, a Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (3) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets
                             (footnote continued)

     4. invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

     5. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Trust Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Trust Portfolio will not purchase any investments while borrowings in excess of 15% of total assets exist;

     6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Trust Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 5% of the Trust Portfolio's assets;

     7. make loans, provided that the Trust Portfolio may purchase money market securities and enter into repurchase agreements;

     8. enter into repurchase agreements if, as a result thereof, more than 10% of the Trust Portfolio's assets would be subject to repurchase agreements not terminable within seven days and other illiquid investments; or

     9. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, including futures contracts, interests in oil, gas and other mineral exploration or other development programs;
(d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, call, straddles, spreads or combinations thereof;
(f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of
____________________

(footnote continued)
       in any one issuer only in the event Rule 2a-7 is amended in the future.

continuous operation if more than 5% of the Trust Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and directors of the Fund and of the Adviser who own individually more than 1/2% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

_________________________________________________________________

                           MANAGEMENT
_________________________________________________________________

Organization

     The Portfolio is a series of Alliance Institutional Reserves, Inc., an open-end management investment company registered under the 1940 Act and organized as a Maryland corporation on March 21, 1990. The Portfolio's activities are supervised by the Board of Directors. The Adviser provides investment advice and, in general, conducts the management and investment program of the Fund, subject to the general supervision and control of the Board of Directors.

     Normally, shares of each series are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Maryland law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by federal or Maryland law. Shareholders have available certain procedures for the removal of directors.

Directors and Officers

     The Directors and principal officers of the Fund and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Directors whose names are followed by an asterisk are "interested persons" of the Fund as determined under the Act. Each Director and officer is affiliated as such with one or more of the other registered investment companies that are advised by the Adviser.

Directors

     JOHN D. CARIFA,********** 54, Chairman of the Board of
Directors, is the President, Chief Operating Officer and a
____________________

**********An "interested person" of the Fund as defined in the 1940 Act.

Director of Alliance Capital Management Corporation ("ACMC"), with which he has been associated since prior to 1994.

     RUTH BLOCK, 68, was formerly Executive Vice President and Chief Insurance Officer of The Equitable Life Assurance Society of the United States. She is a Director of Ecolab Incorporated (specialty chemicals) and BP Amoco Corporation (oil and gas). Her address is Box 4623, Stamford, Connecticut, 06903.

     DAVID H. DIEVLER, 69, is an independent consultant. He was formerly a Senior Vice President of ACMC until December 1994.
His address is P.O. Box 167, Spring Lake, New Jersey, 07762.

     JOHN H. DOBKIN, 57 has been the President of Historic Hudson
Valley (historic preservation) since prior to 1994. Previously, he was Director of the National Academy of Design. His address is 150 White Plains Road, Tarrytown, New York 10591.

     WILLIAM H. FOULK, JR., 66 is an Investment Advisor and Independent Consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1994. His address is Suite 100, 2 Greenwich Plaza, Greenwich, Connecticut 06830.

     DR. JAMES M. HESTER, 75 is President of the Harry Frank Guggenheim Foundation with which he has been associated since prior to 1994. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 25 Cleveland Lane, Princeton, New Jersey 08540.

     CLIFFORD L. MICHEL, 60, is a member of the law firm of Cahill Gordon & Reindel with which he has been associated since prior to 1994. He is President and Chief Executive Officer of Wenonah Development Company (investment holding company) and a Director of Placer Dome, Inc. (mining). His address is St. Bernard's Road, Gladstone, New Jersey 07934.

     DONALD J. ROBINSON, 64, is Senior Counsel of the law firm of Orrick, Herrington & Sutcliffe and was formerly a senior partner and a member of the Executive Committee of that firm. He was also a Trustee of the Museum of the City of New York from 1977-1995. His address is 98 Hell's Peak Road, Weston, Vermont 05161.

     Officers

     RONALD M. WHITEHILL - President, 61, is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services with which he has been associated since prior to 1994.

     KATHLEEN A. CORBET - Senior Vice President, 39, is an
Executive Vice President of ACMC with which she has been associated since prior to 1994.

     DREW A. BIEGEL - Senior Vice President, 48, is a Vice
President of ACMC with which he has been associated since prior to 1994.

     RAYMOND J. PAPERA  Senior Vice President, 43, is a Senior
Vice President of ACMC with which he has been associated since prior to 1994.

     KENNETH T. CARTY - Vice President, 38, is a Vice President of ACMC with which he has been associated since prior to 1994.

     JOHN F. CHIODI, JR. - Vice President, 33, is a Vice
President of ACMC with which he has been associated since prior to 1994.

     MARIA R. CONA - Vice President, 44, is an Assistant Vice
President of ACMC with which she has been associated since prior to 1994.

     FRANCES M. DUNN - Vice President, 28, is a Vice President of
ACMC with which she has been associated since prior to 1994.

     JOSEPH R. LASPINA - Vice President, 38, is an Assistant Vice
President of ACMC with which he has been associated since prior to 1994.

     EDMUND P. BERGAN, JR. - Secretary, 49 is a Senior Vice
President and the General Counsel of Alliance Fund Distributors,
Inc. ("AFD") and Alliance Fund Services, Inc. ("AFS"), with which he has been associated since prior to 1994.

     MARK D. GERSTEN - Treasurer and Chief Financial Officer, 48, is a Senior Vice President of AFS and a Vice President of AFD with which he has been associated since prior to 1994.

     VINCENT S. NOTO - Controller, 34, is a Vice President of AFS with which he has been associated since prior to 1994.

     ANDREW L. GANGOLF - Assistant Secretary, 45, is a Vice
President and Assistant General Counsel of AFD with which he has been associated since December 1994.

     DOMENICK PUGLIESE - Assistant Secretary, 38, is a Vice President and Assistant General Counsel of AFD with which he has been associated since May 1995. Prior thereto, he was Vice President and Counsel of Concord Holding Corporation since.

     EMILIE D. WRAPP, Assistant Secretary, 43, is a Vice
President and Assistant General Counsel of AFD with which she has been associated since prior to 1993.

     The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended April 30, 1999, the aggregate compensation paid to each of the Directors during calendar year 1998 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                                 Total Number    Total Number
                                                 of Registered   of Investment
                                                 Investment      Portfolios
                                                 Companies       Within the
                                  Total          the Alliance    Alliance Fund
                                  Compensation   Fund Complex,   Complex,
                                  from the       Including the   Including the
                                  Alliance       Fund, as to     Fund, as to
                   Aggregate      Fund           which the       which the
                   Compensation   Complex,       Director is     Director is
                   from the       Including      a Director      a Director
Name of Director   Fund           the Fund       or Trustee      or Trustee

John D. Carifa        $-0-             $-0-           50             116
Ruth Block            $2,825           $180,762.50    37              79
David H. Dievler      $2,945           $216,287.50    44              86
John H. Dobkin        $2,945           $185,362.50    42              97
William H. Foulk, Jr. $2,945           $241,002.50    45             111
James M. Hester       $2,945           $172,912.50    38              80
Clifford L. Michel    $2,945           $187,762.50    39              96
Donald J. Robinson    $2,142           $193,708.50    41             105

     As of August 16, 1999, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Trust Portfolio.

The Adviser

     The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international adviser managing client accounts with assets as of June 30, 1999 totaling more than $321 billion (of which approximately $140 billion represented assets of investment companies). As of June 30, 1999, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 32 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 54 registered investment companies managed by the Adviser, comprising 120 separate investment portfolios, currently have more than 4.5 million shareholder accounts.

     Alliance Capital Management Corporation ("ACMC"), the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"). ECI is a holding company controlled by AXA, a French insurance holding company. As of March 1, 1999, AXA and certain of its subsidiaries beneficially owned approximately 58.4% of ECI's outstanding common stock. ECI is a public company with shares traded on the New York Stock Exchange.

     AXA, a French company, is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities principally in Western Europe, North America, the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

     For insurance regulatory purposes the shares of capital stock of ECI beneficially owned by AXA and its subsidiaries have been deposited into a voting trust which has an initial term of 10 years commencing in 1992. The trustees of the voting trust (the "Voting Trustees") have agreed to protect the legitimate economic interests of AXA, but with a view of ensuring that certain minority shareholders of AXA do not exercise control over ECI or certain of its insurance subsidiaries. As of March 1, 1999, AXA, ECI, Equitable and certain subsidiaries of Equitable were the beneficial owners of approximately 56.6% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests ("Units") in the Adviser.

     Based on information provided by AXA, on March 1, 1999, approximately 20.7% of the issued ordinary shares (representing 32.7% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of March 1, 1999, 61.7% of the shares (representing 72.3% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D Mutuelle, owned 35.4% of the shares, representing 41.5% of the voting power of Finaxa), and 22.7% of the shares of Finaxa (representing 13.7% of the voting power) were owned by Paribas, a French bank. Including the ordinary shares owned by Finaxa, on March 1, 1999, the Mutuelles AXA directly and indirectly owned approximately 23.9% of the issued ordinary shares (representing 37.6% of the voting power) of AXA. The Voting Trustees may be deemed to be beneficial owners of all Units beneficially owned by AXA and its subsidiaries. By virtue of the provisions of the voting trust agreement, AXA may be deemed to have shared voting power with respect to the Units. In addition, the Mutuelles AXA, as a group, and Finaxa may be deemed to be beneficial owners of all Units beneficially owned by AXA and its subsidiaries. AXA and its subsidiaries have the power to dispose or direct the disposition of all shares of the capital stock of ECI deposited in the voting trust. The Mutuelles AXA, as a group, and Finaxa may be deemed to share power to vote or direct the vote and to dispose or to direct the disposition of all the Units beneficially owned by AXA and its subsidiaries. By reason of their relationship, AXA, the Voting Trustees, the Mutuelles AXA, Finaxa, ECI, Equitable, Equitable Holdings, L.L.C., Equitable Investment Corporation, ACMC and Equitable Capital Management Corporation may be deemed to share the power to vote or direct the vote and to dispose or direct the disposition of all or a portion of the Units beneficially owned by AXA and its subsidiaries.

     Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Trust Portfolio of the Fund and pays all compensation of Directors of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Trust Portfolio pays the Adviser at an annual rate of .45 of 1% of the average daily value of its net assets. The fee is accrued daily and paid monthly. The Adviser has undertaken, that if, in any fiscal year, the aggregate expenses of the Trust Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, exceed .50 of 1% of the Trust Portfolio's average net assets for the fiscal year, the Trust Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expenses unless the Adviser provides the Fund with at least 60 days' notice prior to the end of the fiscal year of its determination not to extend the undertaking. For the fiscal year ended April 30, 1999, the Trust Portfolio paid the Adviser at an annual rate of .40 of 1% of average daily net assets and the Adviser reimbursed $248,847, all of which represented advisory fees. For the fiscal year ended April 30, 1998, the Trust Portfolio paid the Adviser at an annual rate of .40 of 1% of average daily net assets and the Adviser reimbursed $128,100, all of which represented advisory fees. For the fiscal year ended April 30, 1997, the Trust Portfolio paid the Adviser at an annual rate of .38 of 1% of average daily net assets and the Adviser reimbursed $144,572, all of which represented advisory fees. The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Trust Portfolio to compensate broker-dealers, (including Donaldson, Lufkin & Jenrette Securities Corp. and its Pershing Division, affiliates of the Adviser) depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the Trust Portfolio, including paying for the preparation, printing and distribution of prospectuses and other literature or other promotional activities. The Trust Portfolio also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registrations and filings with the Commission and with state regulatory authorities. The Trust Portfolio pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative, accounting, and other office costs; fees and expenses of Directors who are not affiliated with the Adviser; costs of maintenance of the Fund's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Trust Portfolio by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Directors.

     The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement remains in effect with respect to the Trust Portfolio until December 31, 1999, and thereafter for successive twelve month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of the Trust Portfolio's outstanding voting securities or by the Fund's Board of

Directors, including in either case approval by the majority of the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act. The Advisory Agreement may be terminated with respect to the Trust Portfolio without penalty on 60 days' written notice at the option of either party or by vote of a majority of the outstanding voting securities of the Trust Portfolio; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

_________________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
_________________________________________________________________

     The Trust Portfolio may refuse any order for the purchase of shares and reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. The Trust Portfolio is only available through financial intermediaries.

     Shareholders maintaining accounts in the Trust Portfolio through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Trust Portfolio itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Trust Portfolio until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution.

     Except with respect to telephone orders, investors whose payment in Federal funds or bank wire monies are received by State Street Bank by 4:00 p.m. (Eastern time) will become shareholders on, and will receive the dividend declared, that day. A telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is received by AFS by 4:00 p.m. (Eastern time) and Federal funds or bank wire monies are received by State Street bank prior to 4:00 p.m. (Eastern time) of such day. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

     All shares purchased are confirmed monthly to each shareholder and are credited to his or her account at net asset value. To avoid unnecessary expense to the Trust Portfolio and to facilitate the immediate redemption of shares, stock certificates, for which no charge is made, are not issued except upon the written request of the shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal, such as telephone, telegraph and check-writing procedures. The Trust Portfolio reserves the right to reject any purchase order.

     The Trust Portfolio reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

     A "business day," during which purchases and redemptions of Trust Portfolio shares can become effective and the transmittal of redemption proceeds can occur, is considered for Trust Portfolio purposes as any weekday exclusive of national holidays on which the New York Stock Exchange is closed and Good Friday and Martin Luther King, Jr. Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wire redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. On such days, therefore, the Trust Portfolio can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Securities and Exchange Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Trust Portfolio at such time and the income earned.

________________________________________________________________

       DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
________________________________________________________________

     All net income of the Trust Portfolio is determined at 12:00 Noon and 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of the Trust Portfolio via automatic investment in additional full and [6~fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

     The Trust Portfolio's net income consists of all accrued interest income on assets less expenses allocable to the Trust Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses of the Trust Portfolio are reflected in its net asset value and are not included in net income. Net asset value per share of the Trust Portfolio is expected to remain constant at $1.00 since all net income of the Trust Portfolio is declared as a dividend each time net income is determined and net realized gains and losses, if any, are expected to be relatively small.

     The valuation of the Trust Portfolio's securities is based upon its amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Trust Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

     The Trust Portfolio maintains procedures designed to maintain, to the extent reasonably possible, the price per share of the Trust Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Trust Portfolio's portfolio holdings by the Directors at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Trust Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

     The net asset value of the shares of the Trust Portfolio is determined each business day (and on such other days as the Directors deem necessary) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share of the Trust Portfolio is calculated by taking the sum of the value of the Trust Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Trust Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

________________________________________________________________

                              TAXES
________________________________________________________________

Federal Income Tax Considerations

     The Trust Portfolio qualified, for the period ended April 30, 1999, as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the investment company taxable income and net capital gains distributed to its shareholders. Since the Trust Portfolio distributes all of its investment company taxable income and net capital gains, the Trust Portfolio should thereby avoid all Federal income and excise taxes.

     Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since the Trust Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations.
Long-term capital gains, if any, distributed by the Trust Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he or she may have held his or her shares. Any loss realized on shares held for six months or less will be treated as long-term loss for Federal income tax purposes to the extent of any long-term capital gain distributions received on such shares.
Distributions of short and long-term capital gains, if any, are normally made once each year shortly before the close of the Trust Portfolio's fiscal year, although such distributions may be made more frequently if necessary in order to maintain the Trust Portfolio's net asset value at $1.00 per share.

________________________________________________________________

                       GENERAL INFORMATION
________________________________________________________________

     Portfolio Transactions. Subject to the general supervision of the Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Trust Portfolio. Because the Trust Portfolio invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Trust Portfolio's shares since the portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     The Trust Portfolio has no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Trust Portfolio to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Trust Portfolio. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

Capitalization

     All shares of the Trust Portfolio participate equally in dividends and distributions from the Trust Portfolio, including any distributions in the event of a liquidation. Each share of the Trust Portfolio is entitled to one vote for all purposes. Shares of all classes vote for the election of Directors and on any other matter that affects all Portfolios of the Fund in substantially the same manner as a single class, except as otherwise required by law. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement, shares of each Portfolio vote as a separate class. There are no conversion or preemptive rights in connection with any shares of the Trust Portfolio. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the Act and in the Fund's By-Laws, will be available to shareholders of each Portfolio. Special meetings of stockholders for any purpose may be called by 10% of its outstanding shareholders. All shares of the Trust Portfolio when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a class may not be modified except by the vote of a majority of the outstanding shares of such class.

     The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of another class would be governed by the Act and Maryland law.

     As of the close of business on August 16, 1999, there were 747,359,562 shares of the Trust Portfolio outstanding. Set forth and discussed below is certain information as to all persons who owned of record or beneficially 5% or more of the outstanding shares of the Trust Portfolio at August 16, 1999.

                                     No. of             % of
Name and Address                     Shares             Class

Pershing as Agent                    457,562,865        61.22%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0002

Ragen Mackenzie Incorporated         66,164,172         8.85%
As Agent Omnibus Account
For Exclusive Benefit of Customers
999 3rd Avenue, Suite 4300
Seattle, WA 98104-4081

     Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New York, counsel for the Trust Portfolio and the Adviser. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

     Accountants.  PricewaterhouseCoopers LLP, New York, New
York, are the independent auditors for the Trust Portfolio.

     Yield Quotations and Performance Information.
Advertisements containing yield quotations for the Trust Portfolio may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund.
These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Portfolio's performance to bank money market deposit accounts, certificates of deposit or various indices. Yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933.

     Yield quotations for the Trust Portfolio are thus determined by (i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of the Trust Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. The Trust Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula: effective yield = [(base period return + 1) 365/7] - 1.

________________________________________________________________

                           APPENDIX A
                COMMERCIAL PAPER AND BOND RATINGS
________________________________________________________________

Municipal and Corporate Bonds

     The two higher ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa an Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

     The two highest ratings of Standard & Poor's for municipal and corporate bonds AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to debt obligation.
Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or Minus (-) sign to show relative standing within rating category.

Short-Term Municipal Securities

     Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

     Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's stated that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Issues rate SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

     "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow an asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rates "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS


STATEMENT OF NET ASSETS
APRIL 30, 1999              ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-----------------------------------------------------------------------------
           COMMERCIAL PAPER-48.6%
           ASSOCIATES CORP. OF
           NORTH AMERICA
$ 36,000   5/27/99                                 4.88%    $    35,873,120
           AUSTRALIA NEW ZEALAND
           DELAWARE
  25,000   6/28/99                                 4.80          24,806,667
           BANCO SANTANDER PR
  25,000   7/13/99                                 4.82          24,755,653
  13,787   5/11/99                                 4.88          13,768,311
           BANK OF AMERICA
  55,000   6/08/99                                 4.88          54,716,689
  25,000   5/11/99                                 4.93          24,965,764
           BANK OF NOVA SCOTIA
  25,000   5/24/99                                 4.84          24,922,694
           BANQUE CAISSE
           D'EPARGNE L'ETAT
  48,500   7/08/99                                 4.81          48,059,351
  20,000   8/12/99                                 4.82          19,724,189
           BANQUE GENERALE DU
           LUXEMBOURG
  10,000   6/14/99                                 4.81           9,941,211
  80,000   9/15/99                                 4.86          78,520,400
           BIL NORTH AMERICA, INC.
  25,000   9/15/99                                 4.82          24,541,430
  16,500   7/15/99                                 4.83          16,333,969
           CAISSE CENTRALE JARDINS
           DU QUEBEC
  23,000   6/07/99                                 4.83          22,885,824
           CS FIRST BOSTON, GUERNSEY
  35,000   6/15/99 (a)                             4.85          34,787,813
  20,000   9/09/99 (a)                             4.87          19,645,572
           CS FIRST BOSTON, INC.
  15,000   6/14/99 (a)                             4.85          14,911,083
           DEN DANSKE CORP.
  30,000   6/29/99                                 4.84          29,762,279
           FIRST CHICAGO FINANCIAL
           CORP.
  10,000   6/28/99                                 4.84           9,922,022
  10,250   6/29/99                                 4.85          10,168,527
  15,000   9/16/99                                 4.85          14,721,125

           FORD MOTOR CREDIT
           CORP.
  30,000   6/09/99                                 4.86          29,842,050
           GENERAL ELECTRIC
           FINANCIAL ASSURANCE
  15,000   6/11/99                                 4.85          14,917,146
           GENERALE BANK
  14,688   6/16/99                                 4.84          14,597,163
           GOVERNMENT
           DEVELOPMENT BANK OF
           PUERTO RICO
  20,000   7/13/99                                 4.82          19,804,522
  20,000   6/21/99                                 4.87          19,862,017
           J.P. MORGAN & CO.
  50,000   7/07/99                                 4.81          49,552,403
  40,000   9/27/99                                 4.83          39,200,366
           MORGAN STANLEY
           GROUP, INC.
  75,000   6/15/99                                 4.84          74,546,250
           NATIONAL CITY CORP.
  20,000   5/10/99                                 4.95          19,975,250
           SHEFFIELD RECEIVABLES
           CORP.
  10,000   5/20/99 (a)                             4.87           9,974,297
           SOCIETE GENERALE N.A.,
           INC.
  35,000   6/23/99                                 4.84          34,750,863
           UBS FINANCE DELAWARE,
           INC.
  50,000   6/10/99                                 4.85          49,730,333
           UNI FUNDING, INC.
  45,000   7/15/99                                 4.82          44,548,125
           VATTENFALL TREASURY
  35,000   6/16/99                                 4.80          34,785,333
  25,000   9/15/99                                 4.82          24,541,430
  10,000   6/16/99                                 4.84           9,938,156
  15,000   6/16/99                                 4.85          14,907,042
           WELLS FARGO CORP.
  30,000   6/15/99                                 4.80          29,820,000
           Total Commercial Paper
           (amortized cost $1,093,026,439)                    1,093,026,439
           CORPORATE
           OBLIGATIONS-20.2%
           ALLMERICA FINANCIAL
           LIFE INSURANCE CO. FRN
  20,000   4.94%, 2/05/00                          4.94          20,000,000
           ALLSTATE LIFE INSURANCE
           FUNDING AGREEMENT FRN
  25,000   4.95%, 5/01/00 (b)                      4.95          25,000,000
  25,000   4.99%, 5/01/99 (b)                      4.99          25,000,000
           AMERICAN GENERAL LIFE

           INSURANCE CO.
  20,000   4.94%, 9/01/99                          4.94          20,000,000
           COMBINED INSURANCE
           CO. OF AMERICA
  20,000   4.98%, 7/27/99                          4.98          20,000,000

                         ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-----------------------------------------------------------------------------
           CS FIRST BOSTON, INC.
$ 12,000   4.87%, 6/08/99 FRN (a)                  4.91%    $    11,999,497
           GENERAL AMERICAN
           FUNDING CORP. FRN
  85,000   5.14%, 7/09/99                          5.14          85,000,000
           HARTFORD LIFE, INC.
  40,000   4.94%, 3/16/00 (b)                      4.94          40,000,000
           MERRILL LYNCH & CO.,
           INC.
  35,000   4.89%, 6/01/99 FRN                      4.89          35,000,000
  25,000   5.00%, 9/30/99 FRN                      5.00          25,000,000
  10,000   5.09%, 2/07/00 MTN                      5.09          10,000,000
           PRUDENTIAL INSURANCE
           CO. OF AMERICA FUNDING
           AGREEMENT
  16,000   4.95%, 11/30/00 FRN                     4.95          16,000,000
           SECURITY BENEFIT LIFE
           INSURANCE CO.
  30,000   5.09%, 9/14/99                          5.09          30,000,000
           SIGMA FINANCE FRN
  25,000   4.94%, 9/15/99 (a)                      4.94          25,000,000
  20,000   5.00%, 9/15/99 (a)                      5.00          20,000,000
           TRAVELERS LIFE FUNDING
           AGREEMENT FRN
  20,000   4.91%, 4/14/00                          4.91          20,000,000
  25,000   4.95%, 10/21/99 (b)                     4.95          25,000,000
           Total Corporate Obligations
           (amortized cost $452,999,497)                        452,999,497
           CERTIFICATES OF
           DEPOSIT-11.6%
           BAYERISCHE LANDESBANK
           FRN
  60,000   4.89%, 3/30/00                          4.95          59,967,629
           CREDIT COMMUNAL DE
           BELGIQUE
  50,000   4.90%, 6/15/99                          4.90          50,000,000
           NATIONAL WESTMINSTER
           BANK FRN
  35,000   4.88%, 4/17/00                          4.94          34,981,082
           NORDEUTSCHE LANDESBANK
  10,000   5.66%, 7/27/99                          5.71           9,998,858
           RABOBANK NEDERLAND
  10,000   5.65%, 7/26/99                          5.70           9,998,871
           STATE STREET BANK &
           TRUST CO.

  20,000   4.95%, 9/13/99                          4.95          20,000,000
           TORONTO DOMINION BANK
  15,000   5.07%, 2/17/00                          5.10          14,995,951
  15,000   5.30%, 3/06/00                          5.34          14,995,713
           UBS FINANCE STAMFORD,
           INC.
  20,000   5.16%, 2/28/00                          5.19          19,995,205
  25,000   5.29%, 3/07/00                          5.12          25,029,772
           Total Certificates of Deposit
           (amortized cost $259,963,081)                        259,963,081
           U.S. GOVERNMENT &
           AGENCY OBLIGATIONS-6.1%
           FEDERAL HOME LOAN
           BANK
  21,325   5.00%, 2/10/00                          5.00          21,325,000
           FEDERAL NATIONAL
           MORTGAGE ASSOCIATION
           FRN
  35,000   4.87%, 5/21/99                          4.95          34,998,512
           STUDENT LOAN MARKETING
           ASSOCIATION FRN
  15,000   5.13%, 11/24/99                         5.16          14,997,448
  40,000   5.16%, 2/04/00                          5.18          39,994,016
  25,000   5.21%, 11/09/99                         5.27          24,992,241
           Total U.S. Government &
           Agency Obligations
           (amortized cost $136,307,217)                        136,307,217
           BANK OBLIGATIONS-5.3%
           ABBEY NATIONAL
           TREASURY SERVICES FRN
  35,000   4.80%, 7/15/99                          4.87          34,995,438
           LASALLE NATIONAL BANK
  25,000   4.90%, 6/15/99                          4.90          25,000,000
  15,000   4.90%, 6/22/99                          4.90          15,000,000
           ROYAL BANK OF CANADA
           FRN
  45,000   5.01%, 8/25/99                          5.09          44,988,816
           Total Bank Obligations
           (amortized cost $119,984,254)                        119,984,254
           PROMISSORY NOTES-4.5%
           GOLDMAN SACHS
           GROUP LP
  30,000   4.95%, 8/02/99 (a)                      4.95          30,000,000
  30,000   4.98%, 5/24/99 (a)                      4.98          30,000,000
  40,000   4.98%, 10/12/99 (a)                     4.98          40,000,000
           Total Promissory Notes
           (amortized cost $100,000,000)                        100,000,000

STATEMENT OF NET ASSETS
(CONTINUED)                 ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-----------------------------------------------------------------------------
           TIME DEPOSIT-3.9%
           BANK OF MONTREAL
$ 86,700   5.00%, 5/03/99
           (amortized
           cost $86,700,000)                       5.00%    $    86,700,000
           TOTAL INVESTMENTS-100.2%
           (amortized
           cost $2,248,980,488)                               2,248,980,488
           Other assets less
           liabilities-(0.2%)                                    (3,715,820)
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           1,671,016,155 Class A shares;
           536,066,979 Class B shares
           and 38,318,343 Class C
           shares outstanding)                              $ 2,245,264,668

See Glossary of Terms on page 16.

See notes to financial statements.

STATEMENT OF NET ASSETS
APRIL 30, 1999         ALLIANCE INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_____________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-----------------------------------------------------------------------------
           U.S. GOVERNMENT &
           AGENCY OBLIGATIONS-80.5%
           FEDERAL HOME LOAN
           MORTGAGE CORP.-24.1%
$  5,300   5/25/99                                 4.75%    $     5,283,323
   7,000   7/13/99                                 4.78           6,933,002
   2,000   5/18/99                                 4.79           1,995,504
   2,000   5/20/99                                 4.79           1,994,976
   3,000   5/24/99                                 4.79           2,990,896
   5,000   5/28/99                                 4.79           4,982,188
   5,300   8/23/99                                 4.79           5,220,951
   5,500   8/10/99                                 4.80           5,427,168
   5,300   8/13/99                                 4.80           5,227,732
   6,000   8/20/99                                 4.80           5,912,680
   3,000   5/18/99                                 4.81           2,993,228
   5,000   6/23/99                                 4.81           4,965,035
  10,000   6/25/99                                 4.81           9,927,736
   5,000   7/06/99                                 4.81           4,956,458
   5,300   9/13/99                                 4.81           5,206,389
   5,000   5/14/99                                 4.82           4,991,351
   6,000   6/11/99                                 4.82           5,967,405
   7,500   7/09/99                                 4.83           7,431,642
   2,000   7/16/99                                 4.83           1,979,902
   2,200   5/26/99                                 4.84           2,192,667
   3,390   7/14/99                                 4.85           3,356,691
   4,000   8/06/99                                 4.85           3,948,752
   5,000   10/01/99                                4.86           4,899,275
   9,517   5/14/99                                 4.87           9,500,676
   5,000   6/04/99                                 4.88           4,977,428
   5,400   5/06/99                                 4.93           5,396,377
                                                                128,659,432
           STUDENT LOAN
           MARKETING
           ASSOCIATION-22.9%
   4,500   4.59%, 7/12/99 FRN                      4.95           4,496,728
  24,000   5.04%, 7/15/99 FRN                      5.04          24,000,000
  15,000   5.10%, 6/30/99 FRN                      5.11          14,999,757
   4,000   5.11%, 6/17/99 FRN                      5.11           4,000,000
  10,000   5.11%, 12/03/99 FRN                     5.15           9,997,633
  15,000   5.11%, 2/14/00 FRN                      5.17          14,993,024
  10,000   5.13%, 11/24/99 FRN                     5.16           9,998,299
  15,000   5.14%, 9/30/99 FRN                      5.14          15,000,000
  15,000   5.16%, 2/04/00 FRN                      5.18          14,997,756

  10,000   5.21%, 11/09/99 FRN                     5.27           9,996,896
                                                                122,480,093
           FEDERAL NATIONAL
           MORTGAGE
           ASSOCIATION-15.7%
   2,000   4.59%, 9/22/99 FRN                      5.40           1,993,561
  10,500   4.87%, 5/21/99 FRN                      4.95          10,499,554
   9,000   5.00%, 5/05/00 MTN                      5.10           8,989,560
   3,500   5.04%, 4/06/00 MTN                      5.10           3,497,538
   6,665   5/10/99                                 4.69           6,657,202
   9,000   6/18/99                                 4.81           8,943,240
   5,000   6/22/99                                 4.82           4,965,550
   3,000   7/30/99                                 4.84           2,964,300
  13,000   6/10/99                                 4.85          12,931,333
   3,000   7/22/99                                 4.87           2,967,542
   7,500   9/17/99                                 4.88           7,362,158
   8,000   5/17/99                                 4.90           7,982,933
   4,000   5/05/99                                 4.93           3,997,853
                                                                 83,752,324
           FEDERAL HOME            LOAN BANK-15.1%
   2,000   4.90%, 8/12/99 FRN                      5.41           1,997,144
   5,000   4.92%, 8/18/99 FRN                      4.97           4,999,253
   7,000   5.06%, 12/01/99 FRN                     5.14           6,996,979
   5,000   6/30/99                                 4.87           4,960,417
  20,000   2/10/00                                 5.00          19,999,610
   5,500   2/25/00                                 5.00           5,497,875
   7,000   3/03/00                                 5.03           6,998,165
   2,000   2/17/00                                 5.07           1,998,144
   2,000   2/18/00                                 5.07           1,998,138
  14,000   3/17/00                                 5.12          14,000,000
   3,000   3/03/00                                 5.15           2,998,692
   8,000   3/08/00                                 5.23           7,994,885
                                                                 80,439,302
           FEDERAL FARM
           CREDIT BANK-2.7%
   2,000   5.43%, 8/02/99 MTN                      4.96           2,001,732
   3,200   6/30/99                                 4.87           3,174,667
   9,000   9/01/99                                 4.87           8,995,979
                                                                 14,172,378
           Total U.S. Government &
           Agency Obligations
           (amortized cost $429,503,529)                        429,503,529
           REPURCHASE
           AGREEMENTS-19.1%
           ABN AMRO
  25,000   4.92%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,250 (cost $25,000,000;
           collateralized by $25,702,000
           FNMA, 5.94%, 10/15/01,
           value $25,430,873) (c)                  4.92          25,000,000

           PAINE WEBBER, INC.
  25,000   4.93%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,271 (cost $25,000,000;
           collateralized by $25,576,000
           FNMA, 6.50%, 5/01/29,
           value $25,645,978) (c)                  4.93          25,000,000
           PARIBAS CORP.
  25,000   4.92%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,250 (cost $25,000,000;
           collateralized by $24,786,000
           FNMA, 7.06%, 8/14/07,
           value $25,405,828) (c)                  4.92          25,000,000

STATEMENT OF NET ASSETS
(CONTINUED)             ALLIANCE INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT   (000)   SECURITY                               YIELD
VALUE
------------------------------------------------------------------------------
           PRUDENTIAL SECURITIES, INC.
$ 25,000   4.91%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,229 (cost $25,000,000;
           collateralized by $27,335,000
           FNMA, 6.00%, 9/01/13,
           value $25,600,964) (c)                  4.91%    $    25,000,000
           STATE STREET BANK AND TRUST CO.
   2,100   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,100,831 (cost $2,100,000;
           collateralized by $2,090,000
           U.S. Treasury Note,
           5.50%, 12/31/00,
           value $2,143,776)(c)                    4.75           2,100,000
           Total Repurchase
           Agreements
           (amortized cost $102,100,000)                        102,100,000
           TOTAL INVESTMENTS-99.6%
           (amortized cost $531,603,529)                        531,603,529
           Other assets less
           liabilities-0.4%                                       2,091,436
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           394,500,284 Class A shares;
           136,101,347 Class B shares
           and 3,223,494 Class C
           shares outstanding)                              $   533,694,965

See Glossary of Terms on page 16.

See notes to financial statements.

STATEMENT OF NET ASSETS
APRIL 30, 1999            ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
------------------------------------------------------------------------------
           MUNICIPAL BONDS-91.1%
           ALABAMA-2.0%
           ARAB IDB
           (SCI Manufacturing, Inc.)
           Series '89 VRDN
$    150   8/01/00 (e)                             5.25%           $150,000
           DECATUR IDA
           PCR: (Amoco Chemical
           Project)
           Series '95 AMT VRDN
   5,000   5/01/25 (e)                             4.30           5,000,000
           SELMA IDR
           (Specialty Minerals
           Project)
           Series '94 VRDN
   4,000   11/01/09 (e)                            4.05           4,000,000
                                                                  9,150,000
           ALASKA-3.3%
           ALASKA HOUSING
           FINANCE CORP.
           (University of Alaska)
           Series '97A VRDN
   7,205   12/01/27 (e)                            4.05           7,205,000
           ANCHORAGE
           Electric Utility Revenue
           Series D VRDN
   3,330   12/01/26 (e)                            4.05           3,330,000
           NORTH SLOPE ALASKA BOND
           Series B FSA
   4,350   6/30/99                                 3.00           4,371,871
                                                                 14,906,871
           ARIZONA-2.0%
           APACHE COUNTY IDR
           (Tucson Electric Power
           Co. Project)
           Series '83C VRDN
   8,900   12/15/18 (e)                            4.00           8,900,000
           ARKANSAS-1.5%
           ARKANSAS HOSPITAL
           EQUIPMENT FINANCE
           AUTHORITY
           (AHA Pooled Financing
           Program)
           Series '98A VRDN

   6,700   11/01/28 (e)                            4.05           6,700,000
           CALIFORNIA-2.6%
           SAN DIEGO MFHR
           (Paseo Point Apartments)
           Series A VRDN
   5,250   8/01/15 (e)                             3.85           5,250,000
           STUDENT EDUCATION
           LOAN MARKET CORP.
           California Student Loan
           Revenue
           Series '93A VRDN
   6,500   11/01/02 (e)                            4.05           6,500,000
                                                                 11,750,000
           COLORADO-2.4%
           DOUGLAS COUNTY MFHR
           (Autumn Chase Project)
           Series '85 VRDN
  10,950   7/01/06 (e)                             3.90          10,950,000
DELAWARE-2.8%
           DELAWARE ECONOMIC
           DEVELOPMENT AUTHORITY
           (Delmarva Power & Light)
           Series '93C VRDN
   8,150   10/01/28 (e)                            4.20           8,150,000
           DELAWARE IDR
           (Delmarva Power & Light)
           Series '88 AMT VRDN
   4,500   10/01/17 (e)                            4.40           4,500,000
                                                                 12,650,000
           DISTRICT OF COLUMBIA-6.6%
           DISTRICT OF COLUMBIA
           (American Society for
           Micro Biology)
           Series '99A VRDN
   3,000   1/01/29 (e)                             3.95           3,000,000
           DISTRICT OF COLUMBIA
           (Resources For The
           Future, Inc.)
           Series '98 VRDN
   4,200   8/01/29 (e)                             4.05           4,200,000
           DISTRICT OF COLUMBIA GO
           Series '92A-1 VRDN
   4,300   10/01/07 (e)                            4.30           4,300,000
           Series '92A-4 VRDN
   2,600   10/01/07 (e)                            4.30           2,600,000
           Series '92A-5 VRDN
   4,000   10/01/07 (e)                            4.30           4,000,000
           Series '92A-6 VRDN
  11,900   10/01/07 (e)                            4.30          11,900,000
                                                                 30,000,000
           FLORIDA-8.1%

           BROWARD COUNTY
           HOUSING REVENUE
           MFHR
           (Margate Investments
           Project) VRDN
   4,000   11/01/05 (e)                            4.05           4,000,000
           HIGHLANDS COUNTY
           HEALTH FACILITIES
           (Adventist/Sunbelt)
           Series A VRDN
   4,000   11/15/26 (e)                            4.05           4,000,000
           JACKSONVILLE IDR
           (St. John's Medical
           Investors)
           Series '96 VRDN
   1,930   1/01/15 (e)                             4.05           1,930,000

STATEMENT OF NET ASSETS
(CONTINUED)               ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
 _____________________________________________________________________________
_
 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
------------------------------------------------------------------------------
           MARION COUNTY
           HFA MFHR
           (Summer Trace Project)
           Series '85D VRDN
$  2,300   12/01/07 (e)                            4.05%    $     2,300,000
           PALM BEACH COUNTY
           (Water & Sewer Revenue)
           VRDN
   6,300   10/01/11 (e)                            5.35           6,300,000
           PALM BEACH COUNTY
           HFA MFHR
           (Village Crossing Project)
           Series '97B VRDN
   3,300   10/01/27 (e)                            4.05           3,300,000
           TAMPA BAY WATER
           (Utility System Revenue)
           Series '98B FGIC
   3,725   10/01/99                                3.44           3,733,665
           UNIVERSITY ATHLETIC
           ASSOCIATION, INC. CAPITAL
           IMPROVEMENT REVENUE
           (University of Florida
           Stadium Project)
           Series '90 VRDN
   5,000   2/01/20 (e)                             4.30           5,000,000
           VOLUSIA COUNTY
           HFA MFHR
           (Ocean Oaks Apartments)
           Series '97B VRDN
   5,795   10/01/27 (e)                            4.05           5,795,000
                                                                 36,358,665
           GEORGIA-2.8%
           GEORGIA HFA
           (Single Family Mortgage)
           Series '98C PPB
   2,000   12/01/17 (e)                            3.20           2,000,000
           PUTNAM COUNTY IDA
           (Georgia Power Co.
           Plant Project 2nd)
           Series '97 VRDN
   4,200   9/01/29 (e)                             4.30           4,200,000
           SAVANNAH ECONOMIC
           DEVELOPMENT AUTHORITY

           (Georgia Kaolin)
           Series '97 AMT VRDN
   3,000   7/01/27 (e)                             4.10           3,000,000
           THOMASTON-UPSON
           COUNTY IDR
           (De Ster Production Corp.)
           Series A AMT VRDN
   3,300   10/01/09 (e)                            4.30           3,300,000
                                                                 12,500,000
           IDAHO-0.3%
           CUSTER COUNTY SOLID
           WASTE REVENUE
           (Hecla Mining Co. Project)
           Series '97 AMT VRDN
   1,300   7/01/07 (e)                             4.15           1,300,000
           ILLINOIS-6.9%
           CHICAGO SCHOOL FINANCE
           AUTHORITY
           Series A FGIC
   5,000   6/01/99                                 2.98           5,006,200
           DES PLAINES COOK
           COUNTY IDR
           (CP Partners LLC Project)
           Series '97A VRDN
   6,730   11/01/15 (e)                            4.05           6,730,000
           ELMHURST HOSPITAL
           REVENUE
           (Joint Comm. Health Org.)
           Series '88 VRDN
   8,940   7/01/18 (e)                             4.00           8,940,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (D.E. Akin Seed Project)
           AMT VRDN
   1,000   11/01/04 (e)                            4.20           1,000,000
           ILLINOIS HEALTH FACILITIES
           AUTHORITY
           (Northwest Community
           Hospital)
           Series '85C VRDN
   7,700   10/01/15 (e)                            4.05           7,700,000
           VERNON HILLS IDR
           (Kinder Care Center)
           VRDN
     550   2/01/01 (e)                             4.05             550,000
           WEST CHICAGO IDR
           (Acme Printing Co.)
           Series '89 AMT VRDN
   1,100   5/01/99 (e)                             5.10           1,100,000
                                                                 31,026,200
           INDIANA-4.3%

           GIBSON COUNTY IDR
           (Toyota Motor
           Manufacturing Project)
           Series '98 AMT VRDN
   2,500   1/01/28 (e)                             4.05           2,500,000
           INDIANA DEVELOPMENT
           FINANCE AUTHORITY
           Environmental
           Improvement Bond
           (USX Corp. Project)
           PPB
   3,000   12/01/22 (e)                            3.00           3,000,000
           INDIANA DEVELOPMENT
           FINANCE AUTHORITY
           REVENUE
           (Alcoa Inc. Project)
           Series '99 VRDN
  13,905   1/01/17 (e)                             4.20          13,905,000
                                                                 19,405,000

                          ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
-----------------------------------------------------------------------------
           KENTUCKY-0.4%
           BARBOURVILLE COLLEGE
           REVENUE
           (Union College Project)
           Series A VRDN
$  2,000   8/01/23 (e)                             4.05%    $     2,000,000
           LOUISIANA-7.9%
           LAKE CHARLES PORT FACILITY
           (Conoco Project)
           Series '84 VRDN
   5,800   11/01/11 (e)                            4.25           5,800,000
           LOUISIANA PUBLIC
           FACILITY AUTHORITY
           (Hospital Equipment
           Finance Project)
           Series '85A VRDN
  18,000   12/01/10 (e)                            4.00          18,000,000
           SAINT CHARLES PARISH
           POLLUTION CONTROL
           REVENUE
           (Shell Oil Co. Project)
           Series '92B VRDN
   4,700   10/01/22 (e)                            4.20           4,700,000
           WEST BATON ROUGE IDR
           (Dow Chemical #3)
           Series '94B VRDN
   7,100   12/01/16 (e)                            4.30           7,100,000
                                                                 35,600,000
           MAINE-2.0%
           BIDDEFORD REVENUE
           (DK Associates & Volk
           Packaging Project)
           Series '97 AMT VRDN
   5,305   7/01/17 (e)                             4.15           5,305,000
           MAINE FINANCE AUTHORITY
           (Barber Foods, Inc.)
           Series '90B AMT VRDN
   1,265   12/01/06 (e)                            4.25           1,265,000
           WESTBROOK IDA
           (D & G Group Project)
           AMT VRDN
   2,690   5/01/17 (e)                             4.15           2,690,000
                                                                  9,260,000
           MINNESOTA-0.3%
           COTTAGE GROVE

           (Minnesota Mining &
           Manufacturing Co.
           Project) VRDN
   1,000   8/01/12 (e)                             3.76           1,000,000
           EDEN PRAIRIE IDA
           (Kinder Care Project)
           Series C VRDN
     465   2/01/01 (e)                             4.05             465,000
                                                                  1,465,000
           MISSISSIPPI-0.5%
           MISSISSIPPI BUSINESS
           AUTHORITY
           (Triton Systems, Inc.)
           Series '98A AMT VRDN
   2,500   12/01/13 (e)                            4.20           2,500,000
           MISSOURI-0.7%
           BLUE SPRINGS IDA
           (Kinder Care Project)
           Series C VRDN
     540   2/01/01 (e)                             4.05             540,000
           BOONE COUNTY IDA
           (Minnesota Mining &
           Manufacturing Co.
           Project)
           VRDN
     500   12/01/25 (e)                            3.45             500,000
           ST. LOUIS GENERAL
           FUND REVENUE TRAN
           Series '98
   2,000   6/30/99                                 3.65           2,002,726
                                                                  3,042,726
           NEVADA-2.4%
           WASHOE COUNTY IDR
           (Sierra Pacific Power Co.)
           Series '90 AMT VRDN
  10,800   12/01/20 (e)                            4.30          10,800,000
           NEW JERSEY-0.8%
           JERSEY CITY BAN
           (Water Notes)
           Series '98
   3,500   9/17/99                                 3.44           3,507,338
           NEW MEXICO-0.9%
           NEW MEXICO MORTGAGE
           FINANCE AUTHORITY SFMR
           Series '99 PPB
   4,000   8/03/99 (e)                             3.05           4,000,000
           OHIO-1.3%
           BUTLER COUNTY
           HEALTHCARE FACILITIES
           (Knolls of Oxford)
           Series '99 VRDN

   3,265   3/01/29 (e)                             4.10           3,265,000
           WARREN COUNTY IDR
           (Pioneer Industrial
           Components Project)
           Series '85 VRDN
   2,500   12/01/05 (e)                            5.45           2,500,000
                                                                  5,765,000
           OREGON-0.8%
           OREGON ECONOMIC
           DEVELOPMENT REVENUE
           (Kyotaru Oregon Project)
           Series '89 AMT VRDN
   3,800   12/01/99 (e)                            4.38           3,800,000

STATEMENT OF NET ASSETS
(CONTINUED)               ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
-----------------------------------------------------------------------------
           PENNSYLVANIA-5.5%
           ALLEGHENY COUNTY IDR
           (United Jewish
           Federation Project)
           Series '96A VRDN
$ 11,320   10/01/26 (e)                            4.05%    $    11,320,000
           MONTGOMERY COUNTY
           HIGHER EDUCATION &
           HEALTH LOAN REVENUE
           Series '96A VRDN
   2,000   4/01/17 (e)                             4.05           2,000,000
           MONTGOMERY COUNTY IDA
           (Kinder Care Project)
           Series D VRDN
     400   10/01/00 (e)                            4.05             400,000
           PHILADELPHIA SCHOOL
           DISTRICT TRAN
           Series A
   6,000   6/30/99                                 3.63           6,005,901
           PHILADELPHIA TRAN
   5,000   6/30/99                                 3.64           5,004,871
           VENANGO IDR
           (Penzoil Co. Project)
           Series '82A VRDN
     285   12/01/12 (e)                            4.10             285,000
                                                                 25,015,772
           RHODE ISLAND-0.7%
           RHODE ISLAND HEALTH &
           EDUCATION
           (St. Andrews School)
           Series '99 VRDN
   3,000   12/01/29 (e)                            4.30           3,000,000
           SOUTH CAROLINA-4.5%
           BERKELEY COUNTY IDR
           (Nucor Corp. Project)
           Series '97 AMT VRDN
   5,400   4/01/30 (e)                             4.05           5,400,000
           Series '98 AMT VRDN
  10,700   4/01/31 (e)                             4.05          10,700,000
           HILTON HEAD ISLAND BAN
   4,000   9/14/99                                 3.10           4,005,818
                                                                 20,105,818
           TENNESSEE-0.7%
           VOLUNTEER STATE STUDENT

           LOAN REVENUE
           (Student Funding Corp.)
           Series '87A-2 AMT VRDN
   3,000   12/01/17 (e)                            4.00           3,000,000
           TEXAS-6.5%
           BRAZOS RIVER TEXAS
           HARBOR NAVIGATION
           DISTRICT
           (Merey Sweeny Project)
           Series '98 AMT VRDN
   8,700   9/01/18 (e)                             4.30           8,700,000
           GULF COAST WASTE
           DISPOSAL AUTHORITY
           (Exxon Project)
           VRDN
   5,750   6/01/20 (e)                             4.20           5,750,000
           PORT ARTHUR NAVIGATION
           DISTRICT
           (Texaco Inc. Project)
           Series '94 VRDN
   2,000   10/01/24 (e)                            4.25           2,000,000
           PORT DEVELOPMENT CORP.
           (Stolt Terminals)
           Series '89 VRDN
   2,165   1/15/14 (e)                             3.90           2,165,000
           SOUTHWEST HIGHER
           EDUCATION AUTHORITY
           (Southern Methodist
           University)
           VRDN
   3,900   7/01/15 (e)                             4.25           3,900,000
           TEXAS TRAN
   6,700   8/31/99                                 2.98           6,732,629
                                                                 29,247,629
           VERMONT-3.8%
           VERMONT HEFA
           (Capital Asset Financing
           Program)
           Series '97-1 VRDN
   8,217   6/01/22 (e)                             4.00           8,217,000
           Series '97-2 VRDN
   8,895   6/01/27 (e)                             4.00           8,895,000
                                                                 17,112,000
           VIRGINIA-3.8%
           CHESTERFIELD COUNTY IDR
           (Philip Morris Co.)
           VRDN
  15,000   4/01/09 (e)                             4.10          15,000,000
           DINWIDDIE COUNTY IDA
           (Chaparral Steel Project)
           Series '98A AMT VRDN

   1,000   9/01/28 (e)                             4.30           1,000,000
           KING GEORGE COUNTY IDA
           (Birchwood Power Project)
           Series '96 AMT VRDN
   1,200   4/01/26 (e)                             4.30           1,200,000
                                                                 17,200,000
           WASHINGTON-0.9%
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '92B AMT VRDN
   4,000   8/01/07 (e)                             4.10           4,000,000
           WEST VIRGINIA-0.4%
           KEYSER IDR
           (Keyser Associates
           Project)
           VRDN
   1,800   7/01/14 (e)                             4.05           1,800,000

                          ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
-----------------------------------------------------------------------------
           WISCONSIN-0.7%
           MANITOWOC IDR
           (Jagemann Stamping Co.)
           Series '98 AMT VRDN
$  1,618   4/01/11 (e)                             4.15%    $     1,618,000
           WAUSAU
           (Minnesota Mining &
           Manufacturing Co.
           Project)
           VRDN
   1,600   8/01/17 (e)                             3.76           1,600,000
                                                                  3,218,000
           Total Municipal Bonds
           (amortized cost $411,036,019)                        411,036,019
           COMMERCIAL PAPER-8.7%
           GEORGIA-1.6%
           MUNICIPAL ELECTRIC
           AUTHORITY
           (Project One Ban)
           Series B
   7,100   5/06/99                                 2.90           7,100,000

           ILLINOIS-1.8%
           ILLINOIS EDUCATIONAL
           FACILITIES AUTHORITY
           (Pooled Financing
           Program)
   5,000   7/29/99                                 3.10           5,000,000
   3,310   8/11/99                                 3.10           3,310,000
                                                                  8,310,000
           NEVADA-2.0%
           LAS VEGAS VALLEY WATER
           SNWA Revenue
           Supported
           Series A
   5,000   5/07/99                                 2.85           5,000,000
   4,000   5/12/99                                 2.85           4,000,000
                                                                  9,000,000
           NORTH CAROLINA-1.4%
           NORTH CAROLINA
           MUNICIPAL POWER CORP.
           (Catawba Project #1)
   6,110   5/07/99                                 3.05           6,110,000
           TEXAS-1.9%
           UNIVERSITY OF TEXAS

           BOARD OF REGENTS
           Series A
   8,500   8/25/99                                 3.15           8,500,000
           Total Commercial Paper
           (amortized cost $39,020,000)                          39,020,000
           TOTAL INVESTMENTS-99.8%
           (amortized cost $450,056,019)                        450,056,019
           Other assets less
           liabilities-0.2%                                         913,713
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           256,096,862 Class A shares;
           192,730,218 Class B shares
           and 2,226,147 Class C
           shares outstanding)                             $    450,969,732

See Glossary of Terms on page 16.

See notes to financial statements.

STATEMENT OF NET ASSETS
APRIL 30, 1999               ALLIANCE INSTITUTIONAL RESERVES - TRUST PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-----------------------------------------------------------------------------
           COMMERCIAL PAPER-44.0%
           ALLIANZ OF AMERICA
           FINANCE CORP.
$ 10,000   6/11/99 (a)                             4.84%    $     9,944,878
           ASSOCIATES CORP. OF
           NORTH AMERICA
  15,000   5/24/99                                 4.86          14,953,425
  10,000   5/26/99                                 4.88           9,966,111
           AUSTRALIA NEW ZEALAND
           DELAWARE
  10,000   6/21/99                                 4.80           9,932,000
           BANCA CRT FINANCIAL
           CORP.
  18,000   6/30/99                                 4.86          17,854,200
   4,450   5/12/99                                 4.87           4,443,378
           BANK OF AMERICA
   5,000   6/08/99                                 4.88           4,974,244
  10,000   5/11/99                                 4.93           9,986,306
           BANK OF NOVA SCOTIA
  10,000   5/24/99                                 4.84           9,969,078
           BANQUE GENERALE DU
           LUXEMBOURG
  20,000   9/15/99                                 4.86          19,630,100
           CBA FINANCE, INC.
           DELAWARE
   5,000   9/15/99                                 4.84           4,907,906
           CS FIRST BOSTON, INC.
  10,000   5/28/99 (a)                             4.85           9,963,625
  15,000   6/10/99 (a)                             4.85          14,919,167
           DEN DANSKE
   7,000   6/29/99                                 4.84           6,944,532
           EKSPORTFINANS
  20,000   5/12/99                                 4.84          19,970,422
           FIRST CHICAGO FINANCIAL
           CORP.
  10,000   6/29/99                                 4.85           9,920,514
           FORD MOTOR CREDIT
           CORP.
  10,000   6/09/99                                 4.86           9,947,350
           GENERAL ELECTRIC
           FINANCIAL ASSURANCE
   8,000   6/11/99                                 4.85           7,955,811
   5,000   6/14/99                                 4.86           4,970,300
           GENERALE BANK

   8,000   6/29/99                                 4.84           7,936,542
           GOVERNMENT
           DEVELOPMENT BANK OF
           PUERTO RICO
   5,000   7/13/99                                 4.82           4,951,131
   5,000   6/21/99                                 4.87           4,965,504
           MORGAN STANLEY GROUP,
           INC.
  25,000   6/15/99                                 4.84          24,848,750
   5,000   5/28/99                                 4.85           4,981,812
           NATIONAL CITY CORP.
   4,500   5/10/99                                 4.95           4,494,431

           SALOMON SMITH BARNEY,
           INC.
   5,000   6/10/99                                 4.84           4,973,111
           SHEFFIELD RECEIVABLES
           CORP.
  10,000   5/20/99 (a)                             4.87           9,974,297
           SHELL FINANCE
           NETHERLANDS
  20,000   8/02/99                                 4.82          19,750,967
           SOCIETE GENERALE N.A.,
           INC.
  10,000   6/23/99                                 4.84           9,928,818
           UNI FUNDING, INC.
  10,000   7/15/99                                 4.82           9,899,583
           VATTENFALL TREASURY, INC.
  10,000   6/23/99                                 4.84           9,928,744
  10,000   6/16/99                                 4.85           9,938,028
           WELLS FARGO CORP.
  22,000   6/15/99                                 4.80          21,868,000
           Total Commercial Paper
           (amortized cost $349,593,065)                        349,593,065
           U.S. GOVERNMENT &
           AGENCY OBLIGATIONS-23.4%
           FEDERAL HOME LOAN
           BANK
 154,816   4.90%, 5/03/99                          4.90         154,773,856
           FEDERAL NATIONAL
           MORTGAGE ASSOCIATION
           FRN
   7,000   4.87%, 5/21/99                          4.95           6,999,702
           STUDENT LOAN MARKETING
           ASSOCIATION FRN
   3,000   5.13%, 11/24/99                         5.16           2,999,490
  15,000   5.16%, 2/04/00                          5.18          14,997,756
   6,000   5.21%, 11/09/99                         5.27           5,998,138
           Total U.S. Government &
           Agency Obligations
           (amortized cost $185,768,942)                        185,768,942

           CORPORATE
           OBLIGATIONS-13.7%
           ALLMERICA FINANCIAL
           LIFE INSURANCE FRN
   5,000   4.94%, 2/05/00                          4.94           5,000,000
           ALLSTATE LIFE INSURANCE
           FUNDING AGREEMENT FRN
   5,000   4.97%, 9/01/99 (b)                      4.97           5,000,000
           AMERICAN GENERAL LIFE
           INSURANCE CO.
   5,000   4.94%, 9/01/99                          4.94           5,000,000
           COMBINED INSURANCE
           CO. OF AMERICA
   5,000   4.98%, 7/27/99                          4.98           5,000,000
           GENERAL AMERICAN
           FUNDING CORP. FRN
  20,000   5.14%, 7/09/99                          5.14          20,000,000
           HARTFORD LIFE
           INSURANCE CO.
  10,000   4.94%, 3/16/00                          4.94          10,000,000

                             ALLIANCE INSTITUTIONAL RESERVES - TRUST PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
------------------------------------------------------------------------------
           MERRILL LYNCH & CO.,
           INC. FRN
$  5,000   4.89%, 6/01/99                          4.89%    $     5,000,000
   8,000   5.00%, 9/30/99                          5.00           8,000,000
           PRUDENTIAL INSURANCE
           CO. OF AMERICA PPB
   4,000   4.95%, 11/30/00 (e)                     4.95           4,000,000
           SECURITY BENEFIT LIFE
           INSURANCE CO.
  20,000   5.09%, 9/14/99                          5.09          20,000,000
           SIGMA FINANCE FRN
  12,000   4.94%, 9/15/99 (a)                      4.94          12,000,000
           TRAVELERS LIFE FUNDING
           AGREEMENT FRN
   5,000   4.91%, 4/14/00                          4.91           5,000,000
   5,000   4.95%, 10/21/99 (b)                     4.95           5,000,000
           Total Corporate Obligations
           (amortized cost $109,000,000)                        109,000,000
           BANK OBLIGATIONS-6.6%
           ABBEY NATIONAL TREASURY
           SERVICES FRN
  10,000   4.80%, 7/15/99                          4.87           9,998,696
           BAYERISCHE
           LANDESBANK FRN
  18,000   4.89%, 3/30/00                          4.99          17,990,289
           LASALLE NATIONAL BANK
  10,000   4.90%, 6/15/99                          4.90          10,000,000
   5,000   4.90%, 6/22/99                          4.90           5,000,000
           ROYAL BANK OF
           CANADA FRN
  10,000   5.01%, 8/25/99                          5.09           9,997,515
           Total Bank Obligations
           (amortized cost $52,986,500)                          52,986,500
           TIME DEPOSITS-4.5%
           BANK OF MONTREAL
  20,000   5.00%, 5/03/99                          5.00          20,000,000
           WESTDEUTSCHE
           LANDESBANK
  15,500   4.94%, 5/03/99                          4.94          15,500,000
           Total Time Deposits
           (amortized cost $35,500,000)                          35,500,000

           CERTIFICATES OF
           DEPOSIT-4.0%
           HESSISCHE LANDESBANK

   5,000   5.22%, 2/29/00                          5.24           4,998,998
           NATIONAL WESTMINSTER
           BANK FRN
   7,000   4.88%, 4/17/00                          4.94           6,996,216
           STATE STREET BANK AND
           TRUST CO.
   5,000   4.95%, 9/13/99                          4.95           5,000,000
           TORONTO DOMINION BANK
   5,000   5.07%, 2/17/00                          5.10           4,998,651
   5,000   5.30%, 3/06/00                          5.34           4,998,571
           UBS FINANCE DELAWARE
   5,000   5.16%, 2/28/00                          5.19           4,998,801
           Total Certificates of Deposit
           (amortized cost $31,991,237)                          31,991,237
           PROMISSORY NOTES-3.5%
           GOLDMAN SACHS GROUP LP
  10,000   4.95%, 8/02/99 (a)                      4.95          10,000,000
   7,000   4.98%, 5/24/99 (a)                      4.98           7,000,000
  11,000   4.98%, 10/12/99 (a)                     4.98          11,000,000
           Total Promissory Notes
           (amortized cost $28,000,000)                          28,000,000
           TOTAL INVESTMENTS-99.7%
           (amortized cost $792,839,744)                        792,839,744
           Other assets less
           liabilities-0.3%                                       2,189,826
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           795,069,334 shares
           outstanding)                                        $795,029,570

See Glossary of Terms on page 16.

See notes to financial statements.

STATEMENT OF NET ASSETS
APRIL 30, 1999            ALLIANCE INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
------------------------------------------------------------------------------
           U.S. GOVERNMENT
           OBLIGATIONS-30.7%
           U.S. TREASURY BILLS-16.2%
$  5,000   6/17/99                                 4.42%    $     4,971,343
   1,500   5/27/99                                 4.50           1,495,168
     500   5/13/99                                 4.53             499,252
     500   9/16/99                                 4.53             491,471
   1,000   5/27/99                                 4.57             996,735
                                                                  8,453,969
           U.S. TREASURY NOTES-14.5%
   1,000   7/15/99                                 4.46           1,003,701
   2,000   8/31/99                                 4.55           2,007,671
   3,500   9/30/99                                 4.55           3,515,234
   1,000   5/31/99                                 4.68           1,001,132
                                                                  7,527,738
           Total U.S. Government
           Obligations
           (amortized cost $15,981,707)                          15,981,707
           REPURCHASE
           AGREEMENTS-69.0%
           ABN AMRO
   2,000   4.87%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,812 (cost $2,000,000;
           collateralized by $2,020,000
           U.S. Treasury Note,
           5.125%, 8/31/00,
           value $2,040,947) (c)                   4.87           2,000,000
           BARCLAYS DE ZOETE WEDD
           SECURITIES, INC.
   1,000   4.72%, dated 3/29/99,
           due 5/27/99 in the amount
           of $1,007,736 (cost $1,000,000;
           collateralized by $1,010,000
           U.S. Treasury Note,
           7.50%, 10/31/99,
           value $1,060,759) (c)                   4.72           1,000,000
           BEAR STEARNS CO.
   2,000   4.85%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,808 (cost $2,000,000;
           collateralized by $2,085,000
           U.S. Treasury Bond,
           5.50%, 8/15/28,
           value $2,046,337) (c)                   4.85           2,000,000
           CHASE SECURITIES, INC.
   1,000   4.70%, dated 3/30/99,
           due 5/28/99 in the amount
           of $1,007,703 (cost $1,000,000;
           collateralized by $945,000
           U.S. Treasury Note,
           7.50%, 11/15/01,
           value $1,026,211) (c)                   4.70           1,000,000
           CIBC/WOOD GUNDY, INC.
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,287,000
           U.S. Treasury Bond,
           14.00%, 11/15/11,
           value $2,036,048) (c)                   4.75           2,000,000
           DEUTSCHE BANK
   1,000   4.70%, dated 3/30/99,
           due 5/28/99 in the amount
           of $1,007,703 (cost $1,000,000;
           collateralized by $996,000
           U.S. Treasury Note,
           6.125%, 7/31/00,
           value $1,020,403) (c)                   4.70           1,000,000
           DEUTSCHE BANK
   1,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,400 (cost $1,000,000;
           collateralized by $1,015,000
           U.S. Treasury Note,
           4.00%, 10/31/00,
           value $1,018,527) (c)                   4.80           1,000,000
           DRESDNER BANK AG
   2,000   4.71%, dated 3/30/99,
           due 5/28/99 in the amount
           of $2,015,438 (cost $2,000,000;
           collateralized by $1,949,000
           U.S. Treasury Note,
           6.75%, 4/30/00,
           value $2,049,588) (c)                   4.71           2,000,000
           FIRST BOSTON CORP.
   1,000   4.72%, dated 3/29/99,
           due 5/28/99 in the amount
           of $1,007,867 (cost $1,000,000;
           collateralized by $893,000
           U.S. Treasury Bond,
           6.75%, 8/15/26,
           value $1,028,294) (c)                   4.72           1,000,000
           FIRST BOSTON CORP.
   1,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,400 (cost $1,000,000;
           collateralized by $1,031,000
           U.S. Treasury Bill,
           7/29/99,
           value $1,019,607) (c)                   4.80           1,000,000
           FIRST CHICAGO CORP.
   1,000   4.70%, dated 3/31/99,
           due 6/29/99 in the amount
           of $1,011,750 (cost $1,000,000;
           collateralized by $965,000
           U.S. Treasury Note,
           6.25%, 2/15/07,
           value $1,022,088) (c)                   4.70           1,000,000

                          ALLIANCE INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
 _____________________________________________________________________________
 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
------------------------------------------------------------------------------
           FIRST CHICAGO CORP.
$  1,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,400 (cost $1,000,000;
           collateralized by $950,000
           U.S. Treasury Note,
           6.50%, 8/15/05,
           value $1,022,740) (c)                   4.80%    $     1,000,000
           GOLDMAN SACHS & CO.
   2,000   4.73%, dated 3/31/99,
           due 5/05/99 in the amount of
           $2,009,197 (cost $2,000,000;
           collateralized by $1,465,000
           U.S. Treasury Note,
           9.125%, 5/15/18,
           value $2,047,658) (c)                   4.73           2,000,000
           GREENWICH FUNDING CORP.
   2,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,800 (cost $2,000,000;
           collateralized by $2,000,000
           U.S. Treasury Note,
           5.625%, 2/15/06,
           value $2,050,000) (c)                   4.80           2,000,000
           MERRILL LYNCH & CO., INC.
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,855,000
           U.S. Treasury Note,
           7.50%, 5/15/02,
           value $2,038,343) (c)                   4.75           2,000,000
           MORGAN (J.P.) & CO.
   2,000   4.83%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,805 (cost $2,000,000;
           collateralized by $1,976,000
           U.S. Treasury Note,
           5.625%, 11/30/00,
           value $2,040,633) (c)                   4.83           2,000,000
           MORGAN STANLEY GROUP,
           INC.
   2,000   4.82%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,803 (cost $2,000,000;

           collateralized by $1,815,000
           U.S. Treasury Bond,
           8.375%, 8/15/08,
           value $2,046,859) (c)                   4.82           2,000,000
           NATIONSBANC MONTGOMERY
           SECURITIES
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,990,000
           U.S. Treasury Note,
           6.25%, 8/31/00,
           value $2,042,021) (c)                   4.75           2,000,000
           PARIBAS CORP.
   1,000   4.70%, dated 3/29/99,
           due 5/26/99 in the amount
           of $1,007,572 (cost $1,000,000;
           collateralized by $791,000
           U.S. Treasury Bond,
           8.00%, 11/15/21,
           value $1,017,241) (c)                   4.70           1,000,000
           PARIBAS CORP.
   1,000   4.85%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,404 (cost $1,000,000;
           collateralized by $999,000
           U.S. Treasury Note,
           6.375%, 7/15/99,
           value $1,021,218) (c)                   4.85           1,000,000
           SALOMON SMITH BARNEY,
           INC.
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,820,000
           U.S. Treasury Note,
           7.50%, 2/15/05,
           value $2,041,272) (c)                   4.75           2,000,000
           STATE STREET BANK AND
           TRUST CO.
   1,900   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,900,752 (cost $1,900,000;
           collateralized by $1,890,000
           U.S. Treasury Note,
           5.50%, 12/31/00,
           value $1,938,630) (c)                   4.75           1,900,000
           WARBURG SECURITIES
   2,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,800 (cost $2,000,000;

           collateralized by $1,767,000
           U.S. Treasury Bond,
           6.875%, 8/15/25,
           value $2,043,509) (c)                   4.80           2,000,000
           Total Repurchase Agreements
           (amortized cost $35,900,000)                          35,900,000

STATEMENT OF NET ASSETS
(CONTINUED)              ALLIANCE INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
_____________________________________________________________________________
                                                                      VALUE
-----------------------------------------------------------------------------
           TOTAL INVESTMENTS-99.7%
           (amortized cost $51,881,707)                     $    51,881,707
           Other assets less
           liabilities-0.3%                                         150,630
NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           4,067,485 Class A shares,
           14,885,766 Class B shares
           and 33,081,429 Class C
           shares outstanding)                              $    52,032,337

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to $236,318,262, representing 10.5% of net assets on the Prime Portfolio, and $84,801,967, representing 10.7% of net assets on the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $115,000,000, representing 5.1% of net assets on the Prime Portfolio, and $10,000,000, representing 1.3% of net assets on the Trust Portfolio (see Note A to the financial statements).
(c)  Repurchase agreement which is terminable within 7 days.
(d) All securities either mature or their interest rate changes in one year or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     FGIC   Financial Guarantee Insurance Company
     FNMA   Federal National Mortgage Association
     FRN    Floating Rate Note
     FSA    Financial Security Assurance, Inc.
     GO     General Obligation
     HEFA   Health & Educational Facility Authority
     HFA    Housing Finance Agency/Authority

     IDA    Industrial Development Authority
     IDB    Industrial Development Board
     IDR    Industrial Development Revenue
     MFHR   Multi-Family Housing Revenue
     MTN    Medium Term Note
     PCR    Pollution Control Revenue
     SFMR   Single Family Mortgage Revenue
     TRAN   Tax & Revenue Anticipation Note

     See notes to financial statements.

STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999                                                          ALLIANCE INSTITUTIONAL RESERVES
__________________________________________________________________________________________________________________
                                         PRIME         GOVERNMENT      TAX-FREE          TRUST        TREASURY
                                       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO
(A)
                                     -------------   -------------   -------------   -------------   -------------

INVESTMENT INCOME
  Interest                           $ 114,920,128   $  22,167,100   $  13,721,615   $  26,438,960   $   1,225,724

EXPENSES
  Advisory fee (Note B)                  4,306,084         855,152         813,820       2,225,285          51,075
  Distribution fee - Class B               207,634          65,988          86,382              -0-          4,030
  Distribution fee - Class C                49,452           6,209           2,821              -0-         36,483
  Registration                             517,311         183,793         177,828         305,174          88,057
  Custodian                                281,255         134,113         118,321         117,234          63,596
  Audit and legal                           95,260          21,426          25,969          22,062          13,534
  Transfer agency                           32,174          29,146          22,506          25,836          14,186
  Printing                                  17,792           3,518           3,837           7,926           8,306
  Directors' fees                            5,298           5,298           5,298           5,298           5,298
  Miscellaneous                             37,338          15,285          15,299          12,572           1,917
  Total expenses                         5,549,598       1,319,928       1,272,081       2,721,387         286,482
  Less: expense reimbursement             (986,428)       (392,575)       (369,058)       (248,847)       (194,894)
  Net expenses                           4,563,170         927,353         903,023       2,472,540          91,588
  Net investment income                110,356,958      21,239,747      12,818,592      23,966,420       1,134,136

REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investment transactions                 46,911             189              -0-          3,996          (2,192)

NET INCREASE IN NET ASSETS FROM
OPERATIONS                           $ 110,403,869   $  21,239,936   $  12,818,592   $  23,970,416   $   1,131,944

(a)  Commencement of operations, June 29, 1998.

     See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS         ALLIANCE INSTITUTIONAL RESERVES
_____________________________________________________________________________

                                                   PRIME PORTFOLIO
                                                GOVERNMENT PORTFOLIO

                                   ---------------------------------   ---------------------------------
                                     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                   APRIL 30, 1999    APRIL 30, 1998    APRIL 30, 1999    APRIL 30, 1998
                                   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income            $   110,356,958   $    71,740,159   $    21,239,747   $    16,319,887
  Net realized gain on
    investment transactions                 46,911                84               189             1,000
  Net change in unrealized
    appreciation of
    investments                                 -0-               -0-               -0-               -0-
  Net increase in net assets
    from operations                    110,403,869        71,740,243        21,239,936        16,320,887

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                            (99,429,944)      (71,740,159)      (18,006,917)      (16,319,887)
    Class B                             (9,997,982)               -0-       (3,119,916)               -0-
    Class C                               (929,032)               -0-         (112,914)               -0-

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)              480,524,899       897,353,419       259,233,401       (52,059,333)
  Total increase (decrease)            480,571,810       897,353,503       259,233,590       (52,058,333)

NET ASSETS
  Beginning of year                  1,764,692,858       867,339,355       274,461,375       326,519,708
  End of year                      $ 2,245,264,668   $ 1,764,692,858   $   533,694,965   $   274,461,375

                                     TAX-FREE PORTFOLIO
                                      TRUST PORTFOLIO
                                          PORTFOLIO

                 ---------------------------------   ---------------------------------   ---------------
                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                 APRIL 30, 1999    APRIL 30, 1998    APRIL 30, 1999    APRIL 30, 1998    APRIL 30, 1999(A)
                 ---------------   ---------------   ---------------   ---------------   ---------------

$    12,818,592   $    9,321,671   $    23,966,420   $    14,247,619   $     1,134,136
                              -0-              168             3,996            13,207            (2,192)
                              -0-             (351)               -0-               -0-               -0-
                      12,818,592         9,321,488        23,970,416        14,260,826         1,131,944
                     (10,300,293)       (9,321,671)      (23,966,420)      (14,247,619)         (333,222)
                      (2,487,651)               -0-               -0-               -0-         (178,256)
                         (30,648)               -0-               -0-               -0-         (622,809)
                     157,206,086       110,698,884       404,533,541       214,797,663        52,034,680
                     157,206,086       110,698,701       404,537,537       214,810,870        52,032,337
                     293,763,646       183,064,945       390,492,033       175,681,163                -0-
                 $   450,969,732   $   293,763,646   $   795,029,570   $   390,492,033   $    52,032,337



(a)  Commencement of operations, June 29, 1998.

     See notes to financial statements.

                                 ALLIANCE INSTITUTIONAL RESERVES
________________________________________________________________

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999                   ALLIANCE INSTITUTIONAL RESERVES
_________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Institutional Reserves, Inc. (the "Fund") formerly ACM Institutional Reserves, Inc., is registered under the Investment Company Act of 1940 as an open-end investment company. On June 22, 1998 the creation of a second and third class of shares, Class B and Class C shares, was approved by the Board of Directors (with respect to the Prime, Government, Tax-Free and Treasury Portfolios). The Fund operates as a series company currently consisting of five Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio and Treasury Portfolio. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury and Tax-Free Portfolios offer all three classes of shares. The Trust Portfolio offers Class A shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by Tax-Free Portfolio from net investment income for the period ended April 30, 1999 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.
5. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of .20% of average daily net assets for the Prime, Government, Tax-Free and Treasury Portfolios and .45% of average daily net assets for the Trust Portfolio. For the period ended April 30, 1999, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the period ended April 30, 1999, reimbursement was $986,428, $392,575, $369,058,
$248,847 and $194,894 for the Prime, Government, Tax-Free, Trust and Treasury Portfolios, respectively.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency
Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, and Trust Portfolios was $18,000 per
Portfolio, and for the Treasury Portfolio, $6,000, for the period ended April 30, 1999.

For the period ended April 30, 1999, the Fund's expenses were reduced by $519, $108 and $266 for the Prime, Government and Trust Portfolios, respectively under an expense offset arrangement with Alliance Fund Services.

NOTE C: DISTRIBUTION AGREEMENT
The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment

Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares of the Prime, Government, Treasury and Tax-Free Portfolios and .25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Treasury and Tax-Free Portfolios. There is no distribution fee on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
At April 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 1999 of $136,809, of which $71,055 expires in 2003, $40,007 in 2004 and $25,747 in the year
2005; the Government Portfolio had a capital loss carryforward of $130,160, of which $151 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $30,512 in 2004 and $16,002 in the year
2005; the Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,110 expires in 2002, $76,925 in 2004, $400 in 2005 and $60 in the year 2006; the Trust Portfolio had a capital loss carryforward of $39,764, of which $2,919 expires in 2003, $30,219 in 2004, $2,251 in 2005 and $4,375 in the year
2006; Treasury Portfolio had a capital loss carryforward of $2,192, which expires in the year 2007.

NOTE E: CAPITAL STOCK
There are 65,000,000,000 shares of $.01 par value capital stock authorized. At April 30, 1999, capital paid-in aggregated $2,245,401,477 on Prime Portfolio, $533,825,125 on Government Portfolio, $451,053,227 on Tax-Free Portfolio, $795,069,334 on Trust Portfolio and $52,034,680 on Treasury Portfolio. Transactions, all at $1.00 per share, were as follows:

                                               PRIME PORTFOLIO

                                  ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      ------------------

CLASS A

Shares sold                         23,622,009,804          18,859,885,064

 Shares issued on reinvestments
  of dividends                          99,429,944              71,740,159
Shares redeemed                    (23,815,300,171)        (18,034,271,804)
Net increase (decrease)                (93,860,423)            897,353,419

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                      ALLIANCE INSTITUTIONAL RESERVES
________________________________________________________________
                                     PRIME PORTFOLIO

                            ------------------------------
                                   AUGUST 14, 1998*
                                         TO
                                   APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                          2,348,283,090
Shares issued on reinvestments
  of dividends                           9,997,982
Shares redeemed                     (1,822,214,093)
Net increase                           536,066,979

                                   JULY 13, 1998*
                                         TO
                                   APRIL 30, 1999
                                  ------------------
CLASS C
Shares sold                            103,018,527
Shares issued on reinvestments
  of dividends                             929,032
Shares redeemed                        (65,629,216)
Net increase                            38,318,343

                                              GOVERNMENT PORTFOLIO

                                  ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      ------------------
CLASS A
Shares sold                          2,628,953,985           1,463,678,015
Shares issued on reinvestments
  of dividends                          18,006,917              16,319,887
Shares redeemed
                                    (2,527,052,342)         (1,532,057,235)
Net increase (decrease)                119,908,560             (52,059,333)

                                    AUGUST 7, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                            333,938,088
Shares issued on reinvestments
  of dividends                           3,119,916
Shares redeemed                       (200,956,657)
Net increase                           136,101,347

                                  OCTOBER 21, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS C
Shares sold                             17,279,127
Shares issued on reinvestments
  of dividends                             112,914
Shares redeemed                        (14,168,547)
Net increase                             3,223,494


*    Commencement of distribution.

                                           ALLIANCE INSTITUTIONAL RESERVES
_____________________________________________________________________________
                                               TAX-FREE PORTFOLIO

                                  ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      ------------------
CLASS A
Shares sold                          2,015,274,013           2,187,340,593
Shares issued on reinvestments
  of dividends                          10,300,293               9,321,671
Shares redeemed
                                    (2,063,324,585)         (2,085,963,380)
Net increase (decrease)                (37,750,279)            110,698,884

                                   AUGUST 17, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                            618,511,568
Shares issued on reinvestments
  of dividends                           2,487,651
Shares redeemed                       (428,269,001)
Net increase                           192,730,218

                                  SEPTEMBER 8, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS C
Shares sold                             10,344,376
Shares issued on reinvestments
  of dividends                              30,648
Shares redeemed                         (8,148,877)
Net increase                             2,226,147

                                               TRUST PORTFOLIO
                                   ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      ------------------
CLASS A
Shares sold                          2,122,594,704           1,732,157,312
Shares issued on reinvestments
  of dividends                          23,966,420              14,247,619
Shares redeemed

                                    (1,742,027,583)         (1,531,607,268)
Net increase                           404,533,541             214,797,663

                                               TREASURY PORTFOLIO

                                  ------------------------------------------
                                    JUNE 29, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS A
Shares sold                             19,859,145
Shares issued on reinvestments
  of dividends                             333,222
Shares redeemed                        (16,124,882)
Net increase                             4,067,485


*    Commencement of distribution.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                                   ALLIANCE INSTITUTIONAL RESERVES
_____________________________________________________________________________
                                               TREASURY PORTFOLIO

                                  ------------------------------------------
                                  DECEMBER 31, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                             40,092,172
Shares issued on reinvestments
  of dividends                             178,256
Shares redeemed                        (25,384,662)
Net increase                            14,885,766

                                  OCTOBER 15, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS C
Shares sold                            131,076,991
Shares issued on reinvestments
  of dividends                             622,809
Shares redeemed                        (98,618,371)
Net increase                            33,081,429


*    Commencement of distribution.

FINANCIAL HIGHLIGHTS                                                        ALLIANCE INSTITUTIONAL RESERVES
___________________________________________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   PRIME PORTFOLIO

                                           -----------------------------------------------------------------
                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0518        .0552        .0530        .0560        .0502

LESS: DIVIDENDS
Dividends from net investment income          (.0518)      (.0552)      (.0530)      (.0560)      (.0502)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               5.31%        5.68%        5.44%        5.76%        5.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $1,671       $1,765         $867         $493         $198
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .24%         .24%         .29%         .32%         .36%
  Net investment income (a)                     5.16%        5.52%        5.31%        5.54%        5.24%


                                         PRIME PORTFOLIO

                                       ------------------
                                             CLASS B
------------------
                                        AUGUST 14, 1998(C)
                                                  TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0358

LESS: DIVIDENDS
Dividends from net investment income          (.0358)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $536
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                           .36%
  Net investment income (a)(d)                  4.82%


See footnote summary on page 33.

FINANCIAL HIGHLIGHTS
(CONTINUED)                      ALLIANCE INSTITUTIONAL RESERVES
________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT
EACH PERIOD
                                         PRIME PORTFOLIO

                                        ------------------
                                             CLASS C
                                        ------------------
                                         JULY 13, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0392

LESS: DIVIDENDS
Dividends from net investment income          (.0392)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $38
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .51%
  Net investment income (a)(d)                  4.70%


See footnote summary on page 33.

                                                                             ALLIANCE INSTITUTIONAL RESERVES
____________________________________________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GOVERNMENT PORTFOLIO

                                           -----------------------------------------------------------------
                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0505        .0543        .0519        .0552        .0493

LESS: DIVIDENDS
Dividends from net investment income          (.0505)      (.0543)      (.0519)      (.0552)      (.0493)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               5.18%        5.58%        5.33%        5.67%        5.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $394         $275         $327         $151         $104
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .29%         .28%         .35%         .36%         .38%
  Net investment income (a)                     5.01%        5.43%        5.22%        5.50%        4.94%

                                       GOVERNMENT PORTFOLIO

                                        ------------------
                                             CLASS B
                                        ------------------
                                         AUGUST 7, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0361

LESS: DIVIDENDS
Dividends from net investment income          (.0361)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $136
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                           .41%
  Net investment income (a)(d)                  4.73%


See footnote summary on page 33.

FINANCIAL HIGHLIGHTS
(CONTINUED)                      ALLIANCE INSTITUTIONAL RESERVES
________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT
EACH PERIOD
                                       GOVERNMENT PORTFOLIO

                                        ------------------
                                             CLASS C
                                        ------------------
                                        OCTOBER 21, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0243

LESS: DIVIDENDS
Dividends from net investment income          (.0243)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           2.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $3
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .56%
  Net investment income (a)(d)                  4.55%


See footnote summary on page 33.


_____________________________________________________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  TAX-FREE PORTFOLIO

                                           -----------------------------------------------------------------
                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0321        .0363        .0347        .0372        .0326
Net unrealized loss on investments                -0-          -0-          -0-          -0-      (.0048)
Net increase in net asset value from
  operations                                   .0321        .0363        .0347        .0372        .0278

LESS: DIVIDENDS
Dividends from net investment income          (.0321)      (.0363)      (.0347)      (.0372)      (.0326)

ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser                -0-          -0-          -0-          -0-       .0048
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.26%        3.70%        3.53%        3.79%        3.31%(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $256         $294         $183         $184          $36
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .28%         .28%         .33%         .48%         .76%
  Net investment income (a)                     3.22%        3.61%        3.46%        3.73%        3.31%

                                        TAX-FREE PORTFOLIO

                                        ------------------
                                             CLASS B
                                        ------------------
                                        AUGUST 17, 1998(C)
                                                TO
APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0210

LESS: DIVIDENDS
Dividends from net investment income          (.0210)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               2.13%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $193
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                           .42%
  Net investment income (a)(d)                  2.88%


See footnote summary on page 33.

FINANCIAL HIGHLIGHTS
(CONTINUED)                      ALLIANCE INSTITUTIONAL RESERVES
________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT
EACH PERIOD
                                        TAX-FREE PORTFOLIO

                                        ------------------
                                             CLASS C
                                        ------------------
                                        SEPTEMBER 8, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0184

LESS: DIVIDENDS
Dividends from net investment income          (.0184)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               1.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $2
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .57%
  Net investment income (a)(d)                  2.69%

See footnote summary on page 33.

                                                                                     ALLIANCE INSTITUTIONAL RESERVES
____________________________________________________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   TRUST PORTFOLIO

                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                            -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0489        .0523        .0492        .0527        .0479

LESS: DIVIDENDS
Dividends from net investment income          (.0489)      (.0523)      (.0492)      (.0527)      (.0479)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               5.01%        5.37%        5.04%        5.41%        4.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $795         $391         $176         $170         $109
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .50%         .49%         .50%         .50%         .49%
  Expenses, before waivers and
    reimbursements                               .55%         .54%         .57%         .60%         .75%
  Net investment income (a)                     4.85%        5.23%        4.93%        5.28%        5.31%

See footnote summary on page 33.

FINANCIAL HIGHLIGHTS
(CONTINUED)                      ALLIANCE INSTITUTIONAL RESERVES
________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK
OUTSTANDING THROUGHOUT EACH PERIOD
                                        TREASURY PORTFOLIO
                                        ------------------
                                             CLASS A
                                        ------------------
                                         JUNE 29, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0401

LESS: DIVIDENDS
Dividends from net investment income          (.0401)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               4.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $4
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .20%
  Expenses, before waivers and
    reimbursements (d)                          1.42%
  Net investment income (a)(d)                  4.82%

                                        TREASURY PORTFOLIO

                                        ------------------
                                             CLASS B
                                        ------------------
                                       DECEMBER 31, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0143

LESS: DIVIDENDS
Dividends from net investment income          (.0143)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $15
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                          1.08%
  Net investment income (a)(d)                  4.42%

See footnote summary on page 33.

                                  ALLIANCE INSTITUTIONAL RESERVES
_________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT
EACH PERIOD

                                        TREASURY PORTFOLIO

                                        ------------------
                                             CLASS C
                                        ------------------
                                        OCTOBER 15, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0248

LESS: DIVIDENDS
Dividends from net investment income          (.0248)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               2.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $33
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .99%
  Net investment income (a)(d)                  4.27%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day if the period. Total investment return calculated for a period of less than one year is not annualized.

(c)  Commencement of distribution.

(d)  Annualized.




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(e)  Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.



















































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INDEPENDENT AUDITOR'S REPORT
ALLIANCE INSTITUTIONAL RESERVES
_________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS ALLIANCE INSTITUTIONAL
RESERVES, INC.

We have audited the accompanying statements of net assets of Alliance Institutional Reserves (formerly ACMInstitutional Reserves)--Prime, Government, Tax-Free, Trust and Treasury Portfolios as of April 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Institutional Reserves--Prime, Government, Tax-Free, Trust and Treasury Portfolios as of April 30, 1999, and the results of their operations, changes in their net assets, and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
May 27, 1999










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